     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2005

                                                              FILE NO. 333-87632
                                                              FILE NO. 811-07974

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 19

                                   ----------

                        FARM BUREAU LIFE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                                   FARM BUREAU
                             LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IOWA 50266
                                 1-515-225-5400
          (Address and Telephone Number of Principal Executive Office)

                           STEPHEN M. MORAIN, ESQUIRE
                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IOWA 50266
               (Name and Address of Agent for Service of Process)

                                   ----------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
     BOX):
     / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b);

     /X/  ON MAY 1, 2005  PURSUANT TO PARAGRAPH (b);

     / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1);

     / /  ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

     SECURITIES BEING OFFERED: NONPARTICIPATING VARIABLE ANNUITY CONTRACTS

================================================================================

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                   NONPARTICIPATING VARIABLE ANNUITY CONTRACT

                                   PROSPECTUS
                                   May 1, 2005

Farm Bureau Life Insurance Company (the "Company") is offering the nonparticipating variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Farm Bureau Life Annuity Account (the "Account"), each of which invests in one of the following Investment Options:


American Century Investments

  VP Ultra(R) Fund
  VP Vista(SM) Fund
Dreyfus Variable Investment Fund
  VIF Appreciation Portfolio
  VIF Developing Leaders Portfolio
  VIF Disciplined Stock Portfolio
  VIF Growth and Income Portfolio
  VIF International Equity Portfolio
Dreyfus Socially Responsible Growth  Fund, Inc.
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio
  High Grade Bond Portfolio
  Managed Portfolio
  Money Market Portfolio
  Strategic Yield Portfolio
  Value Growth Portfolio

Fidelity(R) Variable Insurance Products Funds

  VIP Contrafund(R) Portfolio--Initial Class
  VIP Growth Portfolio--Initial Class
  VIP Growth & Income Portfolio--Initial Class
  VIP High Income Portfolio--Service Class 2
  VIP Index 500 Portfolio--Initial Class
  VIP Mid Cap Portfolio--Service Class 2
  VIP Overseas Portfolio--Initial Class
Franklin Templeton Variable Insurance Products Trust
  Franklin Real Estate Fund--Class 2

  Franklin Small Cap Value Securities Fund--Class 2
  Franklin Small Mid-Cap Growth Securities Fund
    (formerly known as Franklin Small Cap Fund)--Class 2
  Franklin U.S. Government Fund--Class 2

  Mutual Shares Securities Fund--Class 2
  Templeton Growth Securities Fund--Class 2
J.P. Morgan Series Trust II
  JPMorgan Mid Cap Value Portfolio
  JPMorgan Small Company Portfolio
Summit Pinnacle Series
  NASDAQ-100 Index Portfolio
  Russell 2000 Small Cap Index Portfolio
  S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio
  Mid-Cap Growth Portfolio
  New America Growth Portfolio
  Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
  International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


The T. Rowe Price Mid-Cap Growth Subaccount ("MCG Subaccount") is not available for investment (allocation of premium payments and transfers) under Contracts issued on or after May 1, 2004.


Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Issued By
                       Farm Bureau Life Insurance Company
                             5400 University Avenue
                           West Des Moines, Iowa 50266
                                  800-247-4170

TABLE OF CONTENTS

                                                                        PAGE
                                                                     ----------
DEFINITIONS                                                                   3
FEE TABLES                                                                    5
SUMMARY OF THE CONTRACT                                                      12
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS                                  14
     Farm Bureau Life Insurance Company                                      14
     Iowa Farm Bureau Federation                                             15
     IMSA                                                                    15
     Farm Bureau Life Annuity Account                                        15
     Investment Options                                                      15
     Addition, Deletion or Substitution of Investments                       22
DESCRIPTION OF ANNUITY CONTRACT                                              23
     Issuance of a Contract                                                  23
     Premiums                                                                23
     Free-Look Period                                                        23
     Allocation of Premiums                                                  24
     Variable Accumulated Value                                              24
     Transfer Privilege                                                      25
     Partial Withdrawals and Surrenders                                      28
     Transfer and Withdrawal Options                                         29
     Death Benefit Before the Retirement Date                                31
     Proceeds on the Retirement Date                                         33
     Payments                                                                34
     Electronic Transactions                                                 34
     Modification                                                            34
     Reports to Owners                                                       35
     Inquiries                                                               35
     Change of Address                                                       35
THE DECLARED INTEREST OPTION                                                 35
     Minimum Guaranteed and Current Interest Rates                           35
     Transfers From Declared Interest Option                                 36
CHARGES AND DEDUCTIONS                                                       36
     Surrender Charge (Contingent Deferred Sales Charge)                     36
     Annual Administrative Charge                                            37
     Transfer Processing Fee                                                 37
     Mortality and Expense Risk Charge                                       38
     Incremental Death Benefit Rider                                         38
     Investment Option Expenses                                              38
     Premium Taxes                                                           38
     Other Taxes                                                             38
PAYMENT OPTIONS                                                              38
     Description of Payment Options                                          39
     Election of Payment Options and Annuity Payments                        40
YIELDS AND TOTAL RETURNS                                                     43
FEDERAL TAX MATTERS                                                          44
     Introduction                                                            44
     Tax Status of the Contract                                              45
     Taxation of Annuities                                                   46
     Transfers, Assignments or Exchanges of a Contract                       47

                                                                        PAGE
                                                                     ----------
     Withholding                                                             48
     Multiple Contracts                                                      48
     Taxation of Qualified Contracts                                         48
     Possible Charge for the Company's Taxes                                 50
     Other Tax Consequences                                                  50
DISTRIBUTION OF THE CONTRACTS                                                51
LEGAL PROCEEDINGS                                                            52
VOTING RIGHTS                                                                52
FINANCIAL STATEMENTS                                                         53
CALCULATING VARIABLE ANNUITY PAYMENTS                                Appendix A
CONDENSED FINANCIAL INFORMATION                                      Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   SAI-TOC


             The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

ACCOUNT: Farm Bureau Life Annuity Account.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ANNUITANT: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person (or persons) to whom the Company pays the proceeds on the death of the Owner/Annuitant.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): Farm Bureau Life Insurance Company.

CONTRACT: The nonparticipating variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

     (a) a certified copy of the death certificate;

     (b) a certified copy of a court decree reciting a finding of death;

     (c) the Beneficiary's statement of election;

     (d) a copy of the Beneficiary's Form W-9; or

     (e) any other proof satisfactory to the Company.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

HOME OFFICE: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable surrender charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.


QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.


RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.


WRITTEN NOTICE: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive at our Home Office.

FEE TABLES


     The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.


                                                                       GUARANTEED
OWNER TRANSACTION EXPENSES                                           MAXIMUM CHARGE    CURRENT CHARGE
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of amount withdrawn
or surrendered)(1)                                                           7%                7%

Transfer Processing Fee(2)                                               $  25             $  10

(1) The surrender charge is only assessed during the first six Contract Years. The surrender charge declines to 0% in the seventh Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $10 for the thirteenth and each subsequent transfer during a Contract Year.

     The next two tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

                                                                       GUARANTEED
PERIODIC CHARGES                                                     MAXIMUM CHARGE    CURRENT CHARGE
-----------------------------------------------------------------------------------------------------
Annual Administrative Charge(3)                                         $   45             $  30

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

Mortality and Expense Risk Charge                                         1.25%             1.25%

Total Separate Account Annual Expenses                                    1.25%             1.25%

(3) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

PERIODIC CHARGES                                                       GUARANTEED
(OPTIONAL BENEFIT RIDERS ONLY)                                       MAXIMUM CHARGE    CURRENT CHARGE
-----------------------------------------------------------------------------------------------------
Incremental Death Benefit Rider Charge(4)
(as a percentage of Accumulated Value)                                    0.30%            0.15%(5)


(4) We deduct the charge for the Incremental Death Benefit Rider on each Contract Anniversary. If you surrender the Contract prior to the Contract Anniversary, we will deduct the charge for the Incremental Death Benefit Rider on a pro-rata basis.


(5) The current charge for issue ages 66-75 is 0.30%.

     The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2004. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES

          (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(5)


                                                                                                MINIMUM     MAXIMUM
--------------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                         0.10%       1.25%

Total Annual Investment Option Operating Expenses After Contractual Fee
Waiver or Reimbursement(6)                                                                       0.10%       1.25%



(5) For certain Investment Options, certain expenses were reimbursed or fees waived during 2004. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, Annual Investment Option operating expenses would have been:



                                                                                           MINIMUM   MAXIMUM
------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                    0.10%     1.15%



(6) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Four Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2004, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES

           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                                  TOTAL EXPENSES
                                                                     (BEFORE           TOTAL AMOUNT       TOTAL EXPENSES
                                                                    CONTRACTUAL       OF CONTRACTUAL    (AFTER CONTRACTUAL
                                ADVISORY     OTHER      12b-1     FEE WAIVERS AND     FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                 FEE       EXPENSES     FEE      REIMBURSEMENTS)     REIMBURSEMENT       REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
American Century Investments
  VP Ultra(R)Fund                 1.00%       0.00%      0.00%         1.00%              0.00%               1.00%(1)
  VP Vista Fund                   1.00%       0.00%      0.00%         1.00%              0.00%               1.00%(1)

Dreyfus
  VIF Appreciation
  Portfolio--Initial
  Share Class                     0.75%       0.04%      0.00%         0.79%              0.00%               0.79%

  VIF Developing
  Leaders Portfolio--
  Initial Share Class             0.75%       0.04%      0.00%         0.79%              0.00%               0.79%

  VIF Disciplined
  Stock Portfolio--
  Initial Share Class             0.75%       0.10%      0.00%         0.85%              0.00%               0.85%

  VIF Growth and
  Income Portfolio--
  Initial Share Class             0.75%       0.07%      0.00%         0.82%              0.00%               0.82%

  VIF International
  Equity Portfolio--
  Initial Share Class             0.75%       0.29%      0.00%         1.04%              0.00%               1.04%

  Dreyfus Socially
  Responsible Growth
  Fund, Inc.--Service
  Share Class                     0.75%       0.06%      0.25%         1.06%              0.00%               1.06%

EquiTrust Variable Insurance Series Fund

  Blue Chip
  Portfolio                       0.20%       0.10%      0.00%         0.30%              0.00%               0.30%

  High Grade
  Bond Portfolio                  0.30%       0.15%      0.00%         0.45%              0.00%               0.45%

  Managed
  Portfolio                       0.45%       0.11%      0.00%         0.56%              0.00%               0.56%

  Money Market
  Portfolio                       0.25%       0.31%      0.00%         0.56%              0.00%               0.56%

  Strategic Yield
  Portfolio                       0.45%       0.14%      0.00%         0.59%              0.00%               0.59%

  Value Growth
  Portfolio                       0.45%       0.13%      0.00%         0.58%              0.00%               0.58%

                                                                  TOTAL EXPENSES
                                                                     (BEFORE           TOTAL AMOUNT       TOTAL EXPENSES
                                                                   CONTRACTUAL        OF CONTRACTUAL    (AFTER CONTRACTUAL
                                ADVISORY      OTHER      12b-1    FEE WAIVERS AND     FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                  FEE      EXPENSES      FEE     REIMBURSEMENTS)     REIMBURSEMENT      REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products FundS

  VIP Contrafund
  Portfolio--
  Initial Class                   0.57%       0.11%      0.00%         0.68%              0.00%            0.68%(2)

  VIP Growth
  Portfolio--
  Initial Class                   0.58%       0.10%      0.00%         0.68%              0.00%            0.68%(2)

  VIP Growth &
  Income Portfolio--
  Initial Class                   0.47%       0.13%      0.00%         0.60%              0.00%            0.60%

  VIP High Income
  Portfolio--
  Service Class2                  0.58%       0.14%      0.25%         0.97%              0.00%            0.97%

  VIP Index 500
  Portfolio--
  Initial Class                   0.10%       0.00%      0.00%         0.10%              0.00%            0.10%(3)

  VIP Mid Cap
  Portfolio--
  Service Class2                  0.57%       0.14%      0.25%         0.96%              0.00%            0.96%(2)

  VIP Overseas
  Portfolio--
  Initial Class                   0.72%       0.19%      0.00%         0.91%              0.00%            0.91%(2)

Franklin Templeton

  Franklin Real
  Estate Fund--
  Class 2                         0.48%       0.02%      0.25%         0.75%              0.00%            0.75%(4)(5)

  Franklin Small
  Cap Value
  Securities Fund--
  Class 2                         0.53%       0.18%      0.25%         0.96%              0.04%            0.92%(5)(6)

  Franklin Small
  Mid-Cap Growth
  Securities
  Fund--Class 2                   0.48%       0.29%      0.25%         1.02%              0.03%            0.99%(5)(6)

  Franklin
  U.S. Government
  Fund--Class 2                   0.49%       0.05%      0.25%         0.79%              0.00%            0.79%(4)(5)

  Mutual Shares
  Securities Fund--
  Class 2                         0.60%       0.15%      0.25%         1.00%              0.00%            1.00%(5)

  Templeton Growth
  Securities Fund--
  Class 2                         0.79%       0.07%      0.25%         1.11%              0.00%            1.11%(4)(5)

J.P. Morgan Series Trust II

  JPMorgan Mid
  Cap Value Portfolio             0.70%       0.55%      0.00%         1.25%              0.00%            1.25%(7)

  JPMorgan Small
  Company Portfolio               0.60%       0.55%      0.00%         1.15%              0.00%            1.15%(7)

                                                                  TOTAL EXPENSES
                                                                     (BEFORE           TOTAL AMOUNT       TOTAL EXPENSES
                                                                   CONTRACTUAL        OF CONTRACTUAL    (AFTER CONTRACTUAL
                                ADVISORY      OTHER      12b-1    FEE WAIVERS AND     FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                  FEE      EXPENSES      FEE     REIMBURSEMENTS)     REIMBURSEMENT      REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
Summit Pinnacle Series
  NASDAQ-100
  Index Portfolio                 0.35%       0.44%      0.00%         0.79%              0.14%            0.65%(8)

  Russell 2000
  Small Cap Index
  Portfolio                       0.35%       0.41%      0.00%         0.76%              0.01%            0.75%(8)

  S&P MidCap
  400 Index Portfolio             0.30%       0.26%      0.00%         0.56%              0.00%            0.56%

T. Rowe Price Equity Series,Inc.

  Equity Income
  Portfolio                       0.85%       0.00%      0.00%         0.85%              0.00%            0.85%(9)

  Mid-Cap
  Growth Portfolio                0.85%       0.00%      0.00%         0.85%              0.00%            0.85%(9)

  New America
  Growth Portfolio                0.85%       0.00%      0.00%         0.85%              0.00%            0.85%(9)

  Personal Strategy
  Balanced Portfolio              0.90%       0.00%      0.00%         0.90%              0.00%            0.90%(9)(10)

T. Rowe Price International Series,Inc.

  International
  Stock Portfolio                 1.05%       0.00%      0.00%         1.05%              0.00%            1.05%(9)



(1) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as Fund assets increase. Please consult the Fund's prospectus for more details about the Fund's management fees. Information regarding other expenses, which include the fees and expenses of the Fund's independent directors, their legal counsel, interest and extraordinary expenses, can be found in the Fees and Expenses section of the Fund's prospectus.

(2) Total expenses were lower than those shown because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.66%, Growth Portfolio 0.65%, Mid Cap Portfolio 0.93% and Overseas Portfolio 0.87%. This arrangement may be discontinued by the Fund's manager at any time.

(3) Effective March 1, 2005, management fees for the Fund were reduced to 0.10%, and Fund expenses were limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees or extraordinary expenses). This expense limit may not be increased without approval of the Fund's shareholders and board of trustees.

(4) The Fund administration fee is paid indirectly through the management fee.

(5) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate of 0.25% per year.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money
Fund). This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(7) Reflects a written agreement pursuant to which the Portfolio's administrator agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.15% of its average daily net assets through April 30, 2006 for the Mid Cap Value and Small Company Portfolios, respectively. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Taking these voluntary waiver and reimbursement arrangements into account, the expense ratio for the Mid Cap Value Portfolio would be 1.00%.

(8) The Fund's adviser has agreed to limit total expenses to the extent they exceed 0.65 of the NASDAQ-100 Index Portfolio and 0.75% of the Russell 2000 Small Cap Index Portfolio. This expense limit may not be changed without approval of the Portfolio's shareholders.

(9) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

(10) The Portfolio's manager has voluntarily agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio's investment in other T. Rowe Price portfolios. Including this reduction, total expenses would have been 0.87%.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, and the Incremental Death Benefit Rider charge.

     Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

     EXAMPLE 1

     The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 984   $ 1,361   $ 1,820    $ 3,237



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one year annuity payment period(1):



                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 881   $ 1,307   $ 1,742   $ 3,237


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 267    $ 881    $ 1,520   $ 3,237


     EXAMPLE 2

     The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 876   $ 1,029   $ 1,257   $ 2,075



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one year annuity payment period(1):



                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 773    $ 974    $ 1,174    $ 2,075


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 152    $ 533     $ 940     $ 2,075

EXAMPLE 3

     The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 984   $ 1,303   $ 1,704   $  2,973



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one year annuity payment period(1):



                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 881   $ 1,249   $ 1,625   $ 2,973


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 267    $ 820    $ 1,400   $ 2,973


     EXAMPLE 4

     The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 876    $ 970    $ 1,134   $ 1,779



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one year annuity payment period(1):



                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 773    $ 915    $ 1,051   $ 1,779


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                      $ 152    $ 471     $ 813    $ 1,779



     (1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option B or D, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the surrender charge percentage that would apply upon annuitization.


CONDENSED FINANCIAL INFORMATION

     Please refer to APPENDIX B for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

     ISSUANCE OF A CONTRACT. The Contract is a nonparticipating variable annuity contract with a maximum issue age of 90 for Annuitants (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). See "DISTRIBUTION OF THE CONTRACT" for information on compensation of persons selling the Contracts. The Contracts are:

          - "nonparticipating" because you do not share in the Company's surplus or profits, and

          - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

     FREE-LOOK PERIOD. You have the right to return the Contract within 30 days after you receive it (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive either the greater of:

          -    premiums paid, or

          - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

     PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.") Premiums greater than $1,000,000 are subject to Company approval.

     ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

          - The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

          - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

     TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

          - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

          - The Company waives fees for the first twelve transfers during a Contract Year.

          - The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

     PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     DEATH BENEFIT. We will pay a death benefit if the Annuitant dies prior to the Retirement Date. If the Annuitant's age on the Contract Date was less than 76, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greatest of:

          (1) the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

          (2)  the Accumulated Value; or

          (3)  the Performance Enhanced Death Benefit (PEDB) amount.

     If the Annuitant's age on the Contract Date was 76 or older, the death benefit equals the greater of (1) and (2) above.

     See "DESCRIPTION OF ANNUITY CONTRACT--Death Benefit Before the Retirement Date--DEATH OF AN ANNUITANT" for descriptions of the Performance Enhanced Death Benefit and partial withdrawal reductions.

CHARGES AND DEDUCTIONS

     Your Contract will be assessed the following charges and deductions:

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales CHARGE)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER").

           CONTRACT YEAR IN WHICH       CHARGE AS A PERCENTAGE OF
              WITHDRAWAL OCCURS             AMOUNT WITHDRAWN
           ------------------------------------------------------
                     1                             7%
                     2                             6
                     3                             5
                     4                             4
                     5                             3
                     6                             2
                7 and after                        0

     In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

     ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). (This charge is guaranteed not to exceed $45.) We currently waive this charge as follows:


          - on the Contract Date with an initial premium payment of $50,000 or greater, or

          - if your Accumulated Value is $50,000 or greater on your most recent Contract Anniversary.


     We may terminate this waiver at any time.


     TRANSFER PROCESSING FEE. We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)


     MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
     DEDUCTIONS--Mortality and Expense Risk Charge").

     INCREMENTAL DEATH BENEFIT RIDER. We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75). See "CHARGES AND DEDUCTIONS--Incremental Death Benefit Rider."

     INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees.

     RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

     On your Retirement Date, you may choose to have the Accumulated Value distributed to you as follows:

          -    under a payment option, or

          -    in a lump sum (see "PAYMENT OPTIONS").

FEDERAL TAX MATTERS

     The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

FARM BUREAU LIFE INSURANCE COMPANY



     The Company was incorporated on October 30, 1944 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. At December 31, 2004, Iowa Farm Bureau Federation owned shares of various classes representing 62.90% of the outstanding voting power of FBL Financial Group, Inc., which owns 100% of our voting shares. We are admitted to do business in 18 states: Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue, West Des Moines, Iowa 50266.

IOWA FARM BUREAU FEDERATION


     Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.


IMSA

     The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

FARM BUREAU LIFE ANNUITY ACCOUNT

     On July 26, 1993, we established the Account pursuant to the laws of the State of Iowa. The Account:

          -    will receive and invest premiums paid to it under the Contract;

          - will receive and invest premiums for other variable annuity contracts we issue;

          - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

     We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.

INVESTMENT OPTIONS


     There are currently 37 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

     The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

     We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

AMERICAN CENTURY INVESTMENTS. American Century Investment Management, Inc. is the investment adviser to the Funds.



PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
VP Ultra(R) Fund                         -  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Vista(SM) Fund                        -  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.


DREYFUS. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: International Equity Portfolio.


PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment              -  This Portfolio seeks long-term capital growth consistent with
Fund: Appreciation Portfolio--              preservation of capital. Its secondary goal is current income. To pursue
Initial Share Class                         these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment              -  This Portfolio seeks capital growth. To pursue this goal, the Portfolio
Fund: Developing Leaders                    normally invests at least 80% of its assets in the stocks of companies
Portfolio--Initial Share Class              the adviser believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with market capitalizations of less than $2 billion at the time of purchase.

Dreyfus Variable Investment              -  This Portfolio seeks investment returns (consisting of capital
Fund: Disciplined Stock                     appreciation and income) that are consistently superior to the Standard
Portfolio--Initial Share Class              & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks. The
                                            Portfolio focuses on stocks of large-cap companies.

Dreyfus Variable Investment              -  This Portfolio seeks to provide long-term capital growth, current income
Fund: Growth and Income                     and growth of income, consistent with reasonable investment risk. To
Portfolio--Initial Share Class              pursue this goal, the Portfolio invests primarily in stocks, bonds and money market instruments of domestic and foreign issuers.

PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment              -  This Portfolio seeks capital growth. To pursue this goal, the Portfolio
Fund: International Equity                  invests primarily in growth stocks of foreign companies. Normally, the
Portfolio--Initial Share Class              Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.

Dreyfus Socially Responsible             -  This Fund seeks to provide capital growth; current income is a secondary
Growth Fund, Inc.--Service                  goal. This Fund normally invests at least 80% of its assets in the
Share Class                                 common stocks of companies that meet, in the opinion of fund management, traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.


EQUITRUST VARIABLE INSURANCE SERIES FUND. Equi Trust Investment Management Services, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Blue Chip Portfolio                      -  This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio                -  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of its net assets in debt securities rated
                                            AAA, AA or A by Standard & Poor's or Aaa, Aa or A by Moody's Investors
                                            Service, Inc. and in securities issued or guaranteed by the United
                                            States government or its agencies or instrumentalities.

Managed Portfolio                        -  This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i)common stocks and other equity securities; (ii)high grade debt securities and preferred stocks of the type in which the High Grade Bond Portfolio may invest; and (iii)money market instruments of the type in which the Money Market Portfolio may invest.

Money Market Portfolio                   -  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. AN
                                            INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR
                                            GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
                                            GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE
                                            ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. DURING
                                            EXTENDED PERIODS OF LOW INTEREST RATES, THE YIELD OF A MONEY MARKET
                                            SUBACCOUNT MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Strategic Yield Portfolio                -  This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio pursues these objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody's Investors Service, Inc. and/or BBB or lower by
                                            Standard& Poor's, or in unrated securities of comparable quality (i.e., junk bonds). AN INVESTMENT IN THIS PORTFOLIO MAY ENTAIL GREATER THAN
                                            ORDINARY FINANCIAL RISK. (See the Fund prospectus "HIGHER RISK
                                            SECURITIES AND INVESTMENT STRATEGIES-Lower-Rated Debt Securities.")

Value Growth Portfolio                   -  This Portfolio seeks long-term capital appreciation. The Portfolio pursues this objective by investing primarily in equity securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser believes are undervalued by the marketplace. Such equity securities may include common stock, preferred stock and securities convertible or exchangeable into common stock.



FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management& Research Company serves as the investment adviser to these Portfolios.



PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)               -  This Portfolio seeks long-term capital appreciation. The Portfolio
Portfolio                                   nomally invests primarily in common stocks. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio            -  This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies the adviser believes have above-average growth potential.

Fidelity VIP Growth& Income              -  This Portfolio seeks high total return through a combination of current
Portfolio                                   income and capital appreciation. The Portfolio normally invests the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the Portfolio may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

Fidelity VIP High Income                 -  This Portfolio seeks a high level of current income, while also
Portfolio                                   Portfolio considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio         -  This Portfolio seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in
                                            S&P500.

Fidelity VIP Mid Cap Portfolio           -  This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in common stocks.

Fidelity VIP Overseas Portfolio          -  This Portfolio seeks long-term growth of capital. Normally, at least 80%
                                            of the Portfolio's total assets will be invested in foreign equity securities. The Portfolio may also invest in U.S. issuers.



FRANKLIN TEMPLETON. Franklin Advisers,Inc. serves as the investment adviser to the Franklin Real Estate, Small Mid-Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services,LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.



PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                -  This Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector.

Franklin Small Cap Value                 -  This Fund seeks long-term total return. The Fund normally invests at
Securities Fund                             least 80% of its net assets in investments of small capitalization companies, and invests primarily to predominantly in equity securities.
                                            For this Fund, small cap companies are those with market capitalization values not exceeding $2.5 billion at the time of purchase.

Franklin Small Mid-Cap                   -  This Fund seeks long-term capital growth. The Fund normally invests at
Growth Securities Fund                      least 80% of its net assets in investments of small capitalization
(formerly known as Franklin                 companies (small-cap) and mid capitalization (mid-cap) companies. For
Small Cap Fund)                             this Fund, small cap companies are those with market capitalization values not exceeding $1.5billion or the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase; and mid-cap companies are those with market capitalization values not exceeding $8.5 billion, at the time of purchase.

Franklin U.S. Government Fund            -  This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, primarily fixed and variable rate mortgage-backed securities.

PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund            -  This Fund seeks capital appreciation with income as a secondary goal.
                                            The Fund normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage securities and distressed companies.

Templeton Growth Securities              -  This Fund seeks long-term capital growth. The Fund normally invests
Fund                                        mainly in equity securities of companies located anywhere in the world,including those in the U.S.and in emerging markets.


J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value                   -  The Portfolio seeks growth from capital appreciation by investing at
Portfolio                                   least 80% of its Assets in equity securities of mid-cap companies.
                                            "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase.

JPMorgan Small Company                   -  This Portfolio seeks to provide high total return from a portfolio of
Portfolio                                   small company stocks. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity investments of small-cap companies.
                                            "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000(R) Index at the time of purchase.


SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS,INC. Summit Investment Partners,Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
NASDAQ-100 Index Portfolio               -  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the
                                            NASDAQ-100 Index. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the
                                            NASDAQ-100 Index.

Russell 2000 Small Cap Index             -  This Portfolio seeks investment results that correspond to the
Portfolio                                   investment performance of U.S. common stocks, as represented by the
                                            Russell 2000 Index. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Index.

S&P MidCap 400 Index                     -  This Portfolio seeks investment results that correspond to the total
Portfolio                                   return performance of U.S. common stocks, as represented by the S&P
                                            MidCap 400 Index. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P
                                            MidCap 400 Index.

T. ROWE PRICE EQUITY SERIES,INC. T. Rowe Price Associates,Inc. is the investment adviser to the Portfolios.


PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio                  -  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend--
                                            paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation.

Mid-Cap Growth Portfolio*                -  This Portfolio seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above--
                                            average earnings growth. The investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor's Mid-Cap 400Index or the
                                            Russell Mid-Cap Growth Index.

                                            *THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO IS NOT AVAILABLE AS AN
                                            INVESTMENT OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2004.

New America Growth Portfolio             -  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S.
                                            Fast-growing companies can be found across an array of industries in today's "new America".

Personal Strategy Balanced               -  This Portfolio seeks the highest total return over time consistent with
Portfolio                                   an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks,30% bonds and 10% money market securities.


T. ROWE PRICE INTERNATIONAL SERIES,INC. T. Rowe Price International,Inc. is the investment adviser to the Portfolio.


PORTFOLIO                                INVESTMENT OBJECTIVE(s) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
International Stock Portfolio            -  This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the
                                            United States.


     The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

     We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.10% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.

     Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

     If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

          - operate the Account as a management investment company under the 1940 Act,

          - deregister the Account under that Act in the event such registration is no longer required, or

          -    combine the Account with our other separate accounts.

     In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT


     You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC ("EquiTrust Marketing"). Your Contract Date will be the date the properly completed application is received at our Home Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums" for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 90 for Annuitants.


     Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

PREMIUMS

     The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date. Premiums greater than $1,000,000 are subject to Company approval.

     You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Home Office.

     If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

FREE-LOOK PERIOD

     We provide for an initial "free-look" period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

          -    premiums paid, or

          - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

ALLOCATION OF PREMIUMS

     Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Home Office before 3:00 p.m. central time. If received on or after 3:00 p.m. central time, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

     You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (Each investment percentage must be in whole numbers.) If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

          - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

          - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.


          - We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Home Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time will be allocated on the following Business Day.


          - You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

          - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

     Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

VARIABLE ACCUMULATED VALUE

     The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

     CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

     DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

          -    any premiums paid, and

          - any amounts transferred from another Subaccount or the Declared Interest Option.

     We will decrease the number of units in each Subaccount by:

          -    any amounts withdrawn,

          -    applicable charges assessed, and

          - any amounts transferred to another Subaccount or the Declared Interest Option.

     DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

           (a)  is the net result of:

                    1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

                    2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

                    3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

                    4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

                    5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

           (b) is the number of units outstanding at the end of the preceding Valuation Period.

TRANSFER PRIVILEGE

     You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at our Home Office.

          - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

          - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

          - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

          - The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

               We process transfers at the unit values next determined after we receive your request at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.


          - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.") However, if your Contract was issued on or after May 1, 2004, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

     All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

     You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

     We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

     CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

     ADDITIONAL LIMITATIONS ON TRANSFERS. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

     Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

     For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

     If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.


     If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. The restrictions that we would impose, would be to discontinue your telephone transfer privileges and to require you to make all transfer requests in writing through the U.S. Postal Service.


       Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

     We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

     The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

     Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies ("variable contracts"). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Owners.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

     In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.

PARTIAL WITHDRAWALS AND SURRENDERS

     PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

          -    The minimum amount which you may partially withdraw is $500.

          - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

     We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Home Office. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

     In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. Any applicable surrender charge will be deducted from your Accumulated Value. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.


     Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of receipt of your original written request at our Home Office.

     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Home Office. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time, we will calculate the Net Accumulated Value of your Contract as of 3:00 p.m. central time on the following Business Day.

     You may choose to have the Net Accumulated Value distributed to you as follows:

          -    under a payment option, or

          -    in a lump sum.

     FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.

          - Facsimile requests must be directed to 1-515-226-6844 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

          - A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

          - We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization be provided.

          - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We treat facsimile requests as having been received based upon the time noted at the beginning of transmission.

          - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

          - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage or expense from complying with facsimile requests we reasonably believe to be authentic.

               CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

          - We reserve the right to deny any transaction request made by facsimile.

     We may terminate this privilege at any time.

     SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Contracts."

TRANSFER AND WITHDRAWAL OPTIONS

     You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Home Office. The options selected will remain in effect until we receive a written termination request from you at our Home Office.


     AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the

     Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually, to match your Contract's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

          - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.


          - This feature is free and is not considered in the twelve free transfers during a Contract Year.

          - This feature cannot be utilized in combination with the dollar cost averaging program.

     DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

     To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

          -    The minimum amount of each transfer is $100.

          - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not make transfers to the
               T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

          - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

          - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

          - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

          - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

     SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

          - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

          - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

          -    The minimum amount which you may withdraw is $100.

          - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

          - After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND

               DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

          - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

          - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

          - You may change the amount and frequency upon written request to our Home Office.

          - This feature cannot be utilized in combination with the dollar cost averaging program.

     We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

DEATH BENEFIT BEFORE THE RETIREMENT DATE


     DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner (except under certain Qualified Contracts). If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

     If the surviving Owner or the new Owner is not the spouse of the deceased
     Owner:

          - the Beneficiary may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

          - the Beneficiary may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.


     Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.


     In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.


     Other rules may apply to a Qualified Contract.

     DEATH OF AN ANNUITANT. If the Annuitant dies prior to the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

     If the Annuitant's age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

          - the sum of the premiums paid, less the sum of all partial withdrawl reductions (defined below) (including applicable surrender charges);

          -    the Accumulated Value; or

          -    the Performance Enhanced Death Benefit (PEDB) amount.

     On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.

     We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

     If the Annuitant's age on the Contract Date was 76 or older, the Death Benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

          - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

          -    the Accumulated Value.

     A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

           (a)  is the death benefit immediately prior to withdrawal;

           (b) is the amount of the partial withdrawal (including applicable surrender charges); and

           (c)  is the Accumulated Value immediately prior to withdrawal.

     We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

     If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

          - payments under the option begin within 1 year of the Annuitant's death, and

          - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

     If the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

     Other rules may apply to a Qualified Contract.


     INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. If available in your state, you may only elect the rider at issue if you are 65 or younger. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.15% of your Contract's Accumulated Value on each Contract Anniversary (0.30% of your Contract's Accumulated Value for Annuitants with an issue age of 66-75) (see "CHARGES AND DEDUCTIONS--Incremental Death Benefit Rider").


     If the Annuitant's age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

              (a)  is the Accumulated Value; and


              (b) is the sum of all premium payments less the sum of all partial withdrawals.

     The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

     This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

     The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Contract.


                       TOTAL
                      PREMIUMS   ACCUMULATED                                 INCREMENTAL
            DATE        PAID        VALUE         GAIN      DEATH BENEFIT   DEATH BENEFIT
          -------------------------------------------------------------------------------
          5/1/2006   $ 100,000    $ 100,000    $        0     $ 100,000       $      0
          5/1/2026   $ 100,000    $ 450,000    $  350,000     $ 450,000       $ 50,000



     If we receive Due Proof of Death on May 1, 2026, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.


PROCEEDS ON THE RETIREMENT DATE



     You select the Retirement Date. There is no minimum age required for the Annuitant to establish a Retirement Date. However, for Non-Qualified Contracts, the Retirement Date may be no later than the Annuitant's age 80 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date may be no later than the Annuitant's age 701/2 or such other date as meets the requirements of the Code.

     On the Retirement Date, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity payment option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENT OPTIONS.") If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.



     If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

     You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:


          - we must receive Written Notice at the Home Office at least 30 days before the current Retirement Date;


          - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

          - the requested Retirement Date must be no later than the Annuitant's 99th birthday or any earlier date required by law.

     PAYMENTS

     We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

          - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

          - the SEC permits by an order the postponement for the protection of Owners; or

          - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

     We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

     If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

ELECTRONIC TRANSACTIONS

     You are entitled to change the allocation of your Subaccount selection or transfer monies among the Subaccounts electronically, to the extent available. We cannot guarantee that you will always be able to reach us to complete an electronic transaction; for example, our website may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or the internet may be out of service during severe weather conditions or other emergencies. If you are experiencing problems, you should send your Written Notice to our Home Office via mail or facsimile. Transaction instructions will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We will provide you confirmation of each electronic transaction.

     We have established procedures reasonably designed to confirm that instructions communicated electronically are genuine. These procedures may require any person requesting an electronic transaction to provide certain personal identification upon our request. We reserve the right to deny any transaction request made electronically. You are authorizing us to accept and to act upon instructions received electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their trustees or officers will be liable for any loss, liability, cost or expense (including attorney's fees) in connection with requests that we believe to be genuine. This policy means that provided we comply with our procedures, you will bear the risk of loss arising out of the electronic transaction privileges of your Contract.

MODIFICATION

     You may modify your Contract only if one of our officers agrees in writing to such modification.

     Upon notification to you, we may modify your Contract if:

          - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

          - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

          -    necessary to reflect a change in the operation of the Account; or

          - the modification provides additional Subaccount and/or fixed accumulation options.

     We will make the appropriate endorsement to your Contract in the event of most such modifications.

REPORTS TO OWNERS

     We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

INQUIRIES

     You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

CHANGE OF ADDRESS

     We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

     You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

     IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN THE STATE OF UTAH.

     The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company.

     You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

     Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

     We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

     CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

          - amounts allocated and transferred to the Declared Interest Option, plus

          -    interest credited, less

          -    amounts deducted, transferred or withdrawn.

TRANSFERS FROM DECLARED INTEREST OPTION

     You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years.

                CONTRACT YEAR IN WHICH     CHARGE AS PERCENTAGE
                  WITHDRAWAL OCCURS         OF AMOUNT WITHDRAWN
               ------------------------------------------------
                         1                          7%
                         2                          6
                         3                          5
                         4                          4
                         5                          3
                         6                          2
                     7 and after                    0

     If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

     If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.


     AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.


     SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive fixed annuity payment option A or C or a variable annuity payment option. If you elect fixed annuity payments under payment options B or D, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.

     WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal or surrender under the Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is totally disabled. Surrender charges will be waived if you are required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Home Office in order to activate this waiver.

ANNUAL ADMINISTRATIVE CHARGE

     We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.


     We currently waive the annual administrative charge as follows:

          - on the Contract Date with an initial premium payment of $50,000 or greater, or

          - if your Accumulated Value is $50,000 or greater on your most recent Contract Anniversary.


     We may terminate this waiver at any time.

TRANSFER PROCESSING FEE

     We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25.)

MORTALITY AND EXPENSE RISK CHARGE

     We apply a daily mortality and expense risk charge at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

     We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

INCREMENTAL DEATH BENEFIT RIDER

     We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75). We deduct the charge on each Contract Anniversary. We deduct this charge from each Subaccount and/or Declared Interest Option based on each Investment Option's proportional amount of Accumulated Value.

INVESTMENT OPTION EXPENSES

     The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

PREMIUM TAXES

     Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

OTHER TAXES

     Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS


     The accumulation phase of your Contract ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CONTRACT--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. (You may choose a lump sum payment under a Living Tradition Account(TM) ("LTA"). The LTA is similar to a checking account, except it is not FDIC insured, but is backed by the claims-paying ability of the Company. The LTA is part of our General Account and is subject to the claims of our creditors. We receive a benefit from all amounts left in the LTA. We pay interest on proceeds held in the
     LTA).

     Should you not elect a payment option on the Retirement Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a payment option agreement to be issued for the payment option. The payment option agreement will show the rights and benefits of the payee(s) under the payment option selected.

     You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or Fixed Interest Option to which we will apply your proceeds.

     The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.


     Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.


DESCRIPTION OF PAYMENT OPTIONS

     Fixed Payment Options:

     OPTION A--PROCEEDS LEFT AT INTEREST. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

     OPTION B--PAYMENT FOR A DESIGNATED NUMBER OF YEARS. The proceeds are paid in equal installments for a fixed number of years.

     OPTION C--PAYMENT OF LIFE INCOME. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

     OPTION D--PAYMENT OF A DESIGNATED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

     Variable Payment Options:

     OPTION I--PAYMENT OF LIFE INCOME. The proceeds are paid in varying amounts (at monthly, quarterly, semi-annual or annual intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

     OPTION II--PAYMENT OF JOINT AND SURVIVOR LIFE INCOME. The proceeds are paid in varying installments while one or both payees live.

     Alternate Payment Options:

     The Company may make available alternative payment options.

ELECTION OF PAYMENT OPTIONS AND ANNUITY PAYMENTS

     While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.


     We will initiate an election, revocation or change of a payment option upon receipt of your Written Notice at our Home Office.


     We have provided a brief description of the available payment options above. The term "effective date" means the date as of which the proceeds are applied to a payment option. The term "payee" means a person who is entitled to receive payment under a payment option.

     FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:


          -    the form and duration of the payment option chosen,

          -    the payee's age and sex,

          - the amount of proceeds applied to purchase the fixed annuity payments, and

          -    the applicable annuity purchase rate.


     We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

     We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:



          -    the total proceeds would be less than $2,000;

          -    the amount of each payment would be less than $20; or

          - the payee is an assignee, estate, trustee, partnership, corporation or association.

     Under Option A, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option D, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.


     By written request, the payee may make a full surrender of the payments remaining in fixed payment options A, B and D. We also allow partial withdrawals of the dollar amounts allocated to fixed payment options A and
     D. The surrender value is equal to the proceeds allocated to a fixed payment option plus any previously credited interest minus the amount of any annuity payments, partial withdrawals and applicable charges. We do not allow a full surrender or partial withdrawals under fixed payment option C.

     VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options I and II. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:


          -    the dollar amount of proceeds being applied to a payment option

          -    the payment option selected

          -    the age and sex of the Annuitant and


          - the assumed interest rate used in the variable payment option tables (4% per year).

     We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).

     We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

          (a) is the annuity unit value for the immediately preceding Valuation Period;

          (b) is the net investment factor for that Valuation Period (described below); and

          (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

     We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

           (x) is the net result of:

              1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

              2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

              3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

              4. any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

           (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

           (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

     If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

     For variable annuity payments, we reserve the right to:


              - refuse the election of a payment option if total proceeds are less than $2,500;

              -    refuse to make payments of less than $50 each; or

              - make payments at less frequent intervals if payments will be less than $50 each.


     VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based on the time noted at the beginning of the transmission.

     On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.


     VARIABLE PAYMENT OPTIONS--SURRENDERS. Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We allow full surrenders from variable payment options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.


     The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. This means that if we receive your written request to surrender prior to 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your written request to surrender at or after 3:00 p.m.central time, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

     We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

     Please refer to APPENDIX A for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

     We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

     The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


     The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten- year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.


     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

     Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

     In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

     The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.


     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.


FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal
     Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:


          - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

          -    receiving distributions from a Qualified Contract

     in order to continue to receive favorable tax treatment.

     Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

     The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

     OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

          - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

          - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

     These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

     Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

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TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

     NON-NATURAL OWNER. A non-natural Owner of an annuity Contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

          - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

          - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

          -    the Contract is issued in connection with certain Qualified
               Plans;

          - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

          - the Contract is used in connection with a structured settlement agreement; or

          - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.

     PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

     Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

     In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of
     Section 1035 should consult their tax adviser.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

          - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

          - if distributed under a payment option, they are taxed in the same way as annuity payments.

     For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

          -    made on or after the taxpayer reaches age 59 1/2;

          - made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

          -    attributable to the taxpayer becoming disabled;

          - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

          - made under certain annuities issued in connection with structured settlement agreements;

          - made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

          - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

     Other tax penalties may apply to certain distributions under a Qualified Contract. Contract owners should consult their tax adviser.

     ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     Certain tax consequences may result upon:

          -    a transfer of ownership of a Contract,

          - the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

          -   the selection of certain Retirement Dates, or

          -    the exchange of a Contract.

     An Owner contemplating any of these actions should consult their tax adviser.

WITHHOLDING

     Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.


     Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or governmental section 457 plan that agrees to separately account for rollover contributions.


MULTIPLE CONTRACTS

     All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

          -    contributions in excess of specified limits;

          - distributions prior to age 59 1/2 (subject to certain exceptions);

          - distributions that do not conform to specified commencement and minimum distribution rules; and

          -    other specified circumstances.

     Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 701/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 701/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 701/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

     If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.


     CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.


     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year, or 100% of the amount of compensation includible in the Owner's gross income for the year, and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


     The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

     SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


     SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

          -    before age 59 1/2 (subject to certain exceptions), or

          - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

          - elective contributions made in years beginning after December 31, 1988;

          -    earnings on those contributions; and

          - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

     Distribution of those amounts may only occur upon:

          -    death of the employee,

          -    attainment of age 59 1/2,

          -    severance of employment,

          -    disability, or

          -    financial hardship.

     In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

     RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.


     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.


     Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.


     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. In REV. Rul.2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, EquiTrust Marketing Services, LLC ("EquiTrust Marketing") for the distribution and sale of the Contracts. EquiTrust Marketing may sell the Contracts through its registered representatives.


     EquiTrust Marketing receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Dreyfus Socially Responsible Growth Fund; Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio; and Franklin Real Estate Fund, Franklin Small Cap Value Securities Fund, Franklin Small Mid-Cap Growth Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares. EquiTrust Marketing also receives annual compensation of $100 per registered representative from us for acting as principal underwriter.


     We pay commissions to EquiTrust Marketing for the sale of the Contracts by its registered representatives. The maximum commissions payable for Contract sales will be 4% of the premiums paid under a Contract during each Contract Year. Managers of EquiTrust Marketing's registered representatives may also receive commission overrides of up to 30% of the registered representatives' commissions. We also pay other distribution expenses such as production incentive bonuses, agents' insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "CHARGES AND DEDUCTIONS."


     EquiTrust Marketing passes through all commissions it receives to its registered representatives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers), agent's insurance and pension benefits, agency expense allowances, advertising expenses and all other expenses of distributing the Contracts.

     Because registered representatives of EquiTrust Marketing are also insurance agents of the Company, they and their managers are also eligible for various cash benefits such as bonuses, insurance benefits and financing arrangements, such as loans and advances, and non-cash compensation items that we may provide jointly with EquiTrust Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, EquiTrust Marketing's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. EquiTrust Marketing's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.


     Under the Public Disclosure Program, NASD, Inc. ("NASD") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is WWW.NASD.COM. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

LEGAL PROCEEDINGS

     The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS


     To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.


     The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.


     The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.


     The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

FINANCIAL STATEMENTS


     The audited consolidated balance sheets of the Company as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 and the financial statement schedules, as well as the related reports of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm are contained in the Statement of Additional Information.


     The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

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APPENDIX A

CALCULATING VARIABLE ANNUITY PAYMENTS

     The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a payment option agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental agreement issued for proceeds from a HYPOTHETICAL Contract.

        WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment option agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.


        HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.02%, 6.04%, 9.02%, and 12.00%. Net of all expenses, these constant returns are: (2.04)%, 0.98%, 4.00%, 6.98%, and 9.96%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.79% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Subaccount's average daily net assets.

     THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON A HYPOTHETICAL PAYMENT OPTION AGREEMENT AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE COMPANY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CONTRACT OR AGREEMENT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual payment option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and the life of the payee. See the Prospectus section titled "PAYMENT OPTIONS--Election of Payment Options and Annuity Payments."


        ASSUMPTIONS ON WHICH THE HYPOTHETICAL PAYMENT OPTION AGREEMENT AND CONTRACT ARE BASED. The chart reflects a hypothetical payment option agreement and Contract. These, in turn, are based on the following assumptions:

          -    The hypothetical Contract is a Non-Qualified Contract

          - The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

          - The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount


          - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.02%, 6.04%, 9.02%, and 12.00%

          -    Assumed Interest Rate is 4% per year

          -    The payee elects to receive monthly variable annuity payments

          - The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

     For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "PAYMENT OPTIONS."

        ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "PAYMENT OPTIONS."

        THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical payment option agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

          -    the amount of proceeds applied

          -    the annuity payment option selected

          - the annuity purchase rates in the supplemental agreement on the effective date

          - the Assumed Interest Rate under the supplemental agreement on the effective date

          -    the age of the payee

          -    in most cases, the sex of the payee

     For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual payment option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "PAYMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

                  INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,


    ASSUMING A CONSTANT RATE OF RETURN UNDER ALTERNATIVE INVESTMENT SCENARIOS



CONTRACT     0.00% GROSS   3.02% GROSS   6.04% GROSS   9.02% GROSS   12.00% GROSS
YEAR         -2.04% NET     0.98% NET     4.00% NET     6.98% NET      9.96% NET
----------   -----------   -----------   -----------   -----------   ------------
1                1,000        1,000         1,000         1,000          1,000
2                  942          971         1,000         1,029          1,057
3                  887          943         1,000         1,058          1,118
4                  836          915         1,000         1,088          1,182
5                  787          889         1,000         1,120          1,250
6                  741          863         1,000         1,152          1,321
7                  698          838         1,000         1,185          1,397
8                  658          814         1,000         1,219          1,477
9                  620          790         1,000         1,254          1,562
10                 584          767         1,000         1,290          1,651
11                 550          745         1,000         1,326          1,746
12                 518          723         1,000         1,364          1,846
13                 488          702         1,000         1,404          1,952
14                 459          682         1,000         1,444          2,064
15                 433          662         1,000         1,485          2,182
16                 408          643         1,000         1,528          2,307
17                 384          624         1,000         1,571          2,439
18                 362          606         1,000         1,617          2,579
19                 341          588         1,000         1,663          2,727
20                 321          571         1,000         1,710          2,883
21                 302          555         1,000         1,759          3,048
22                 285          539         1,000         1,810          3,223
23                 268          523         1,000         1,862          3,407
24                 253          508         1,000         1,915          3,603
25                 238          493         1,000         1,970          3,809

APPENDIX B

CONDENSED FINANCIAL INFORMATION


     The Account commenced operations on December 13, 1993; however, this Contract was not available until August 29, 2002. The following information reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.



                                         ACCUMULATION          ACCUMULATION
                                         UNIT VALUE AT         UNIT VALUE AT       NUMBER OF UNITS AT
  SUBACCOUNT                           BEGINNING OF YEAR        END OF YEAR           END OF YEAR
-----------------------------------------------------------------------------------------------------
  Blue Chip
    2002                              $         18.042608   $         17.427981      1,607,819.126576
    2003                                        17.427981             21.637114      1,577,466.577893
    2004                                        21.637114             22.667069      1,578,013.508474

  High Grade Bond
    2002                                        16.349482             16.711995        852,596.616078
    2003                                        16.711995             17.402442        861,472.193432
    2004                                        17.402442             17.926161        914,545.998455

  Managed
    2002                                        16.169527             16.593129      1,313,017.993112
    2003                                        16.593129             20.114070      1,329,756.309732
    2004                                        20.114070             21.570415      1,415,759.465111

  Money Market
    2002                                        13.169527             13.159560        305,120.304765
    2003                                        13.159560             13.065095        193,303.117202
    2004                                        13.065095             12.999106        157,518.890696

  Strategic Yield
    2002                                        16.032578             16.095720        680,587.396395
    2003                                        16.095720             17.800216        698,444.986022
    2004                                        17.800216             19.152712        777,832.342561

  Value Growth
    2002                                        10.707058             10.673679      1,295,612.634199
    2003                                        10.673679             13.777277      1,258,082.115374
    2004                                        13.777277             15.177210      1,243,913.691353

  Contrafund
    2002                                         8.462573              8.217540        972,461.894169
    2003                                         8.217540             10.427766      1,049,617.411556
    2004                                        10.427766             11.893682      1,185,002.185467

  Growth
    2002                                         6.538470              6.185970      1,768,489.318774
    2003                                         6.185970              8.117079      1,882,273.086445
    2004                                         8.117079              8.287473      1,973,637.961155

  Fidelity Growth & Income
    2002                                         7.406093              7.221656        627,135.214898
    2003                                         7.221656              8.828510        692,289.091289
    2004                                         8.828510              9.224800        716,956.737998

                                         ACCUMULATION          ACCUMULATION
                                         UNIT VALUE AT         UNIT VALUE AT       NUMBER OF UNITS AT
  SUBACCOUNT                           BEGINNING OF YEAR        END OF YEAR           END OF YEAR
-----------------------------------------------------------------------------------------------------
  High Income
    2002                                         9.730637             10.456055         52,502.703315
    2003                                        10.456055             13.091299         93,420.697271
    2004                                        13.091299             14.143074        154,734.492966

  Index 500
    2002                                         6.849657              6.576322      1,356,320.597224
    2003                                         6.576322              8.340797      1,521,137.893934
    2004                                         8.340797              9.112364      1,692,409.295722

  Mid Cap
    2002                                         9.762224              9.417710        124.984.523800
    2003                                         9.417710             12.861559        203,388.626202
    2004                                        12.861559             15.836592        331,870.957971

  Overseas
    2002                                         6.967130              6.417476        369,657.888531
    2003                                         6.417476              9.087609        398,538.394106
    2004                                         9.087609             10.199563        452,674.491322

  Equity Income
    2002                                         9.312397              9.060531        278,784.326860
    2003                                         9.060531             11.231309        399,555.250686
    2004                                        11.231309             12.748144        574,473.310409

  International Stock
    2002                                         6.611415              6.354290        226,602.990441
    2003                                         6.354290              8.191659        241,382.835825
    2004                                         8.191659              9.204962        269,908.101991

  Mid-Cap Growth
    2002                                         9.644718              9.452791        655,865.050521
    2003                                         9.452791             12.922058        700,657.785217
    2004                                        12.922058             15.104595        732,302.967766

  New America Growth
    2002                                         5.929945              5.810834        454,992.990023
    2003                                         5.810834              7.754698        512,697.650692
    2004                                         7.754698              8.492827        557,630.338495

  Personal Strategy Balanced
    2002                                         9.454421              9.346948        866,024.053175
    2003                                         9.346948             11.522164        958,928.619520
    2004                                        11.522164             12.836993      1,088,257.565579

  VP Ultra
    2002                                         8.902751              8.336414         45,744.197491
    2003                                         8.336414             10.284170         93,840.883825
    2004                                        10.284170             11.241774        163,290.213083

  VP Vista
    2002                                         8.771194              8.042978         25,706.455981
    2003                                         8.042978             11.298745         50,074.912684
    2004                                        11.298745             12.902780        137,087.098324

                                         ACCUMULATION          ACCUMULATION
                                         UNIT VALUE AT         UNIT VALUE AT       NUMBER OF UNITS AT
  SUBACCOUNT                           BEGINNING OF YEAR        END OF YEAR           END OF YEAR
-----------------------------------------------------------------------------------------------------
  Appreciation
    2002                                         9.131583              8.673357         51,576.288092
    2003                                         8.673357             10.379911        120,858.798892
    2004                                        10.379911             10.768764        162,843.653236

  Developing Leaders
    2002                                         9.424087              8.996053         79,879.120887
    20030                                         8.996053             11.702012        141,920.940605
    2004                                        11.702012             12.869112        216,037.980008

  Disciplined Stock
    2002                                         8.516425              7.997696         14,290.611341
    2003                                         7.997696              9.757912         30,418.181632
    2004                                         9.757912             10.396008         50,327.670076

  Dreyfus Growth and Income
    2002                                         8.260440              7.899624         44,355.620464
    2003                                         7.899624              9.875674         86,669.940919
    2004                                         9.875674             10.481966        122,297.675102

  International Equity
    2002                                         9.656457              9.007166         15,471.276510
    2003                                         9.007166             12.712747         31,202.543437
    2004                                        12.712747             15.642764         58,548.993859

  Socially Responsible Growth
    2002                                         7.983029              7.451791         19,331.740742
    2003                                         7.451791              9.255543         32,198.852724
    2004                                         9.255543              9.684021         43,959.901006

  Real Estate(1)
    2003                                        10.000000             12.267727         30,826.130840
    2004                                        12.267727             15.972053        214,840.246852

  Small Mid-Cap Growth
    2002                                         8.129882             10.260406         62,358.293636
    2003                                        10.260406             11.036212         83,187.770206
    2004                                        11.036212             12.151351        140,340.183610

  Small Cap Value Securities
    2002                                        10.411033              8.140753         43,007.319942
    2003                                         8.140753             13.390742         86,583.147159
    2004                                        13.390742             16.367694        134,463.261212

  US Government
    2002                                        10.513845             10.724146        170,609.335566
    2003                                        10.724146             10.826393        250,010.737575
    2004                                        10.826393             11.064167        309,027.256321

                                         ACCUMULATION          ACCUMULATION
                                         UNIT VALUE AT         UNIT VALUE AT       NUMBER OF UNITS AT
  SUBACCOUNT                           BEGINNING OF YEAR        END OF YEAR           END OF YEAR
-----------------------------------------------------------------------------------------------------
  Mutual Shares Securities
    2002                                         9.409493              9.119383         72,114.962721
    2003                                         9.119383             11.272950        111,246.998274
    2004                                        11.272950             12.540621        148,443.929345

  Growth Securities
    2002                                         9.434426              8.705828         68,682.396135
    2003                                         8.705828             11.361998        119,581.369688
    2004                                        11.361998             13.020637        185,608.768414

  Mid-Cap Value
    2002                                         9.762224             10.725810         84,579.377796
    2003                                        10.725810             13.733442        133,043.227094
    2004                                        13.733442             16.421815        187,385.081983

  Small Company
    2002                                         9.302363              8.885050         27,272.135339
    2003                                         8.885050             11.934221         52,086.049976
    2004                                        11.934221             14.991059         85,462.569842

  NASDAQ-100 Index
    2002                                         8.229573              8.418052        113,052.642227
    2003                                         8.418052             12.359273        239,917.950255
    2004                                        12.359273             13.438085        353,670.013401

  Russell 2000 Small Cap Index
    2002                                         9.838518              9.546605         87,644.353676
    2003                                         9.546605             13.788526        174,050.430941
    2004                                        13.788526             16.030299        283,079.674665

  S&P MidCap 400 Index
    2002                                        10.412085             10.017150        140,545.206010
    2003                                        10.017150             13.332427        249,852.732391
    2004                                        13.332427             15.244220        362,109.545747


    (1)  Available May 1, 2003.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                                PAGE
                                                                                -----
ADDITIONAL CONTRACT PROVISIONS                                                    1
     The Contract                                                                 1
     Incontestability                                                             1
     Misstatement of Age or Sex                                                   1
     Nonparticipation                                                             1
CALCULATION OF YIELDS AND TOTAL RETURNS                                           1
     Money Market Subaccount Yields                                               1
     Other Subaccount Yields                                                      2
     Average Annual Total Returns                                                 3
     Other Total Returns                                                          4
     Effect of the Administrative Charge on Performance Data                      4
DISTRIBUTION OF THE CONTRACTS                                                     4
LEGAL MATTERS                                                                     5
EXPERTS                                                                           5
OTHER INFORMATION                                                                 5
FINANCIAL STATEMENTS                                                              6


                                     SAI-TOC

                               TEAR AT PERFORATION

   If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name ___________________________________________________________________________

Address ________________________________________________________________________

City, State, Zip _______________________________________________________________

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                       FARM BUREAU LIFE INSURANCE COMPANY

                             5400 University Avenue
                           West Des Moines, Iowa 50266
                                  800-247-4170

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                   NONPARTICIPATING VARIABLE ANNUITY CONTRACT

     This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Farm Bureau Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number shown above.

                                   May 1, 2005

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                                PAGE
                                                                                -----
ADDITIONAL CONTRACT PROVISIONS                                                    1
     The Contract                                                                 1
     Incontestability                                                             1
     Misstatement of Age or Sex                                                   1
     Nonparticipation                                                             1
CALCULATION OF YIELDS AND TOTAL RETURNS                                           1
     Money Market Subaccount Yields                                               1
     Other Subaccount Yields                                                      2
     Average Annual Total Returns                                                 3
     Other Total Returns                                                          4
     Effect of the Administrative Charge On Performance Data                      4
DISTRIBUTION OF THE CONTRACTS                                                     4
LEGAL MATTERS                                                                     5
EXPERTS                                                                           5
OTHER INFORMATION                                                                 5
FINANCIAL STATEMENTS                                                              6

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT


     The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties.


INCONTESTABILITY

     We will not contest the Contract from its Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

NONPARTICIPATION

     The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS


     The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC or be accompanied by performance data computed in such manner.


MONEY MARKET SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

     The net change in account value reflects:


          - net income from the Investment Option attributable to the hypothetical account and


          - charges and deductions imposed under the Contract attributable to the hypothetical account.

     The charges and deductions include per unit charges for the hypothetical account for:


          -    the annual administrative charge, and


          -    the mortality and expense risk charge.

     For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below:


          Current Yield = ((NCS - ES)/UV) X (365/7)

          Where:


          NCS  = the net change in the value of the Investment Option
                 (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.


          ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV   = the unit value for the first day of the seven-day period.

          Effective Yield = (1 + ((NCS - ES)/UV)) (TO THE POWER OF 365/7) - 1

          Where:


          NCS  = the net change in the value of the Investment Option
                 (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.


          ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV   = the unit value for the first day of the seven-day period.

     The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

     The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

          -    changes in interest rates on money market securities,

          -    the average portfolio maturity of the Money Market Investment
               Option,

          - the quality of portfolio securities held by this Investment Option, and

          -    the operating expenses of the Money Market Investment Option.

     Yields may also be presented for other periods of time.

OTHER SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

     The yield calculated according to the SEC prescribed formula, is set forth below:


          Yield  = 2 x ((((NI - ES)/(U x UV)) + 1) (TO THE POWER OF 6) - 1)

          Where:


          NI   = net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

          ES   = expenses of the Subaccount for the 30-day or one-month
                 period.

          U    = the average daily number of accumulation units outstanding during the period.


          UV   = the unit value at the close of the last day in the 30-day or one-month period.

     The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

     The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

     The surrender charge is not considered in the yield calculation.

AVERAGE ANNUAL TOTAL RETURNS


     Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten-year periods. Average annual total returns may also be disclosed for other periods of time.


     Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.


     Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:


          TR   = (ERV/P) (TO THE POWER OF 1/N) - 1

          Where:


          TR   = the average annual total return net of Subaccount recurring charges.


          ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

          P    = a hypothetical initial payment of $1,000.

          N    = the number of years in the period.

     INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

     The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

OTHER TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

          CTR  = (ERV/P) - 1

          Where:


          CTR = The cumulative total return net of Subaccount recurring charges for the period.


          ERV = The ending redeemable value of the hypothetical investment at the end of the period.

          P    = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

     We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS

     EquiTrust Marketing Services, LLC ("EquiTrust Marketing") is responsible for distributing the Contracts pursuant to a distribution agreement with us. EquiTrust Marketing serves as principal underwriter for the Contracts. EquiTrust Marketing, a Delaware corporation organized in 1970 and a wholly owned subsidiary of FBL Financial Services, Inc., an affiliate of the Company, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc.

     We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

     EquiTrust Marketing may sell the Contract through its registered representatives, who must be licensed as insurance agents and appointed by the Company. EquiTrust Marketing received sales compensation with respect to the Contracts in the following amounts during the periods indicated.


                                                                        AGGREGATE AMOUNT OF
                                                                        COMMISSIONS RETAINED
                                             AGGREGATE AMOUNT OF       BY EQUITRUST MARKETING
                                             COMMISSION PAID TO        AFTER PAYMENTS TO ITS
                             FISCAL YEAR   TO EQUITRUST MARKETING*   REGISTERED REPRESENTATIVES
                             ------------------------------------------------------------------
                             2004               $   1,981,789               $           0
                             2003               $   1,602,458               $           0
                             2002               $     626,358               $           0


     * Includes sales compensation paid to registered representatives of EquiTrust Marketing.

     EquiTrust Marketing passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Contracts. EquiTrust Marketing also receives annual compensation of $100 per registered representative from us for acting as principal underwriter.

LEGAL MATTERS

     All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Stephen M. Morain, Esquire, Senior Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS


     The Account's statements of assets and liabilities as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2004 and 2003 and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The Company's consolidated financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Farm Bureau Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Farm Bureau Life Annuity Account, comprising the Ultra, Vista, Appreciation, Developing Leaders, Disciplined Stock, Dreyfus Growth & Income, International Equity, Socially Responsible Growth, Blue Chip, High Grade Bond, Managed, Money Market, Strategic Yield, Value Growth, Contrafund, Growth, Fidelity Growth & Income, High Income, Index 500, Mid-Cap, Overseas, Franklin Real Estate, Franklin Small Cap, Franklin Small Cap Value Securities, Franklin U.S. Government, Mutual Shares Securities, Templeton Growth Securities, Mid-Cap Value, Small Company, NASDAQ 100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Farm Bureau Life Annuity Account at December 31, 2004, and the results of their operations and changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.

                                                /s/ ERNST & YOUNG LLP

Des Moines, Iowa
March 18, 2005

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

                                                                  AMERICAN CENTURY
                                                                      VARIABLE
                                                                   PORTFOLIOS, INC.
                                                          ---------------------------------
                                                               ULTRA             VISTA
                                                             SUBACCOUNT        SUBACCOUNT
                                                          ---------------------------------
ASSETS
Investments in shares of mutual funds, at market          $     1,835,672   $     1,768,805

LIABILITIES                                                             -                 -
                                                          ---------------------------------
Net assets                                                $     1,835,672   $     1,768,805
                                                          =================================

NET ASSETS
Accumulation units                                        $     1,835,672   $     1,768,805
Contracts in annuitization period                                       -                 -
                                                          ---------------------------------
Total net assets                                          $     1,835,672   $     1,768,805
                                                          =================================

Investments in shares of mutual funds, at cost            $     1,584,350   $     1,496,226
Shares of mutual fund owned                                    180,676.35        132,000.35

Accumulation units outstanding                                 163,290.21        137,087.10
Accumulation unit value                                   $         11.24   $         12.90

Annuitized units outstanding                                            -                 -
Annuitized unit value                                     $             -   $             -

SEE ACCOMPANYING NOTES.

                                                                    DREYFUS VARIABLE INVESTMENT FUND
                                                          ---------------------------------------------------
                                                                               DEVELOPING       DISCIPLINED
                                                            APPRECIATION        LEADERS            STOCK
                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                          ---------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $     1,753,625   $     2,780,217   $       523,207

LIABILITIES                                                             -                 -                 -
                                                          ---------------------------------------------------
Net assets                                                $     1,753,625   $     2,780,217   $       523,207
                                                          ===================================================

NET ASSETS
Accumulation units                                        $     1,753,625   $     2,780,217   $       523,207
Contracts in annuitization period                                       -                 -                 -
                                                          ---------------------------------------------------
Total net assets                                          $     1,753,625   $     2,780,217   $       523,207
                                                          ===================================================

Investments in shares of mutual funds, at cost            $     1,592,225   $     2,303,651   $       469,329
Shares of mutual fund owned                                     49,314.53         66,912.57         24,997.94

Accumulation units outstanding                                 162,843.65        216,037.98         50,327.67
Accumulation unit value                                   $         10.77   $         12.87   $         10.40

Annuitized units outstanding                                            -                 -                 -
Annuitized unit value                                     $             -   $             -   $             -

                                                          DREYFUS VARIABLE INVESTMENT FUND
                                                          ---------------------------------
                                                              DREYFUS
                                                              GROWTH &       INTERNATIONAL
                                                               INCOME           EQUITY
                                                             SUBACCOUNT       SUBACCOUNT
                                                          ---------------------------------
ASSETS
Investments in shares of mutual funds, at market          $     1,281,920   $       915,868

LIABILITIES                                                             -                 -
                                                          ---------------------------------
Net assets                                                $     1,281,920   $       915,868
                                                          =================================

NET ASSETS
Accumulation units                                        $     1,281,920   $       915,868
Contracts in annuitization period                                       -                 -
                                                          ---------------------------------
Total net assets                                          $     1,281,920   $       915,868
                                                          =================================

Investments in shares of mutual funds, at cost            $     1,080,732   $       725,499
Shares of mutual fund owned                                     59,902.81         63,779.12

Accumulation units outstanding                                 122,297.68         58,548.99
Accumulation unit value                                   $         10.48   $         15.64

Annuitized units outstanding                                            -                 -
Annuitized unit value                                     $             -   $             -

                                                       DREYFUS
                                                       SOCIALLY       EQUITRUST
                                                      RESPONSIBLE     VARIABLE
                                                        GROWTH        INSURANCE
                                                      FUND, INC.     SERIES FUND
                                                    --------------  --------------
                                                       SOCIALLY
                                                     RESPONSIBLE
                                                        GROWTH        BLUE CHIP
                                                      SUBACCOUNT      SUBACCOUNT
                                                    --------------  --------------
ASSETS
Investments in shares of mutual funds, at market    $      425,709  $   35,823,983

LIABILITIES                                                      -               -
                                                    --------------  --------------
Net assets                                          $      425,709  $   35,823,983
                                                    ==============  ==============

NET ASSETS
Accumulation units                                  $      425,709  $   35,768,941
Contracts in annuitization period                                -          55,042
                                                    --------------  --------------
Total net assets                                    $      425,709  $   35,823,983
                                                    ==============  ==============

Investments in shares of mutual funds, at cost      $      373,670  $   37,015,955
Shares of mutual fund owned                              16,987.57    1,018,594.91

Accumulation units outstanding                           43,959.90    1,578,013.51
Accumulation unit value                             $         9.68  $        22.67

Annuitized units outstanding                                     -        2,428.27
Annuitized unit value                               $            -  $        22.67

SEE ACCOMPANYING NOTES.

                                                                       EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                    ------------------------------------------------------------------------------
                                                       HIGH GRADE
                                                          BOND          MANAGED      MONEY MARKET   STRATEGIC YIELD  VALUE GROWTH
                                                       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    ------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $   16,394,299  $   30,544,192  $    2,047,605  $   14,897,598  $   18,887,237

LIABILITIES                                                      -               -               -               -               -
                                                    ------------------------------------------------------------------------------
Net assets                                          $   16,394,299  $   30,544,192  $    2,047,605  $   14,897,598  $   18,887,237
                                                    ==============================================================================

NET ASSETS
Accumulation units                                  $   16,394,299  $   30,538,519  $    2,047,605  $   14,897,598  $   18,879,140
Contracts in annuitization period                                -           5,673               -               -           8,097
                                                    ------------------------------------------------------------------------------
Total net assets                                    $   16,394,299  $   30,544,192  $    2,047,605  $   14,897,598  $   18,887,237
                                                    ==============================================================================

Investments in shares of mutual funds, at cost      $   16,107,355  $   24,234,219  $    2,047,605  $   14,426,367  $   15,249,114
Shares of mutual fund owned                           1,579,412.20    1,949,214.55    2,047,604.73    1,589,925.13    1,455,102.98

Accumulation units outstanding                          914,546.00    1,415,759.46      157,518.89      777,832.34    1,243,913.69
Accumulation unit value                             $        17.93  $        21.57  $        13.00  $        19.15  $        15.18

Annuitized units outstanding                                     -          262.98               -               -          533.48
Annuitized unit value                               $            -  $        21.57  $            -   $           -  $        15.18

                                                      FIDELITY VARIABLE INSURANCE
                                                            PRODUCTS FUNDS
                                                    ------------------------------
                                                      CONTRAFUND        GROWTH
                                                      SUBACCOUNT      SUBACCOUNT
                                                    ------------------------------
ASSETS
Investments in shares of mutual funds, at market    $   14,094,039  $   16,356,911

LIABILITIES                                                      -               -
                                                    ------------------------------
Net assets                                          $   14,094,039  $   16,356,911
                                                    ==============================

NET ASSETS
Accumulation units                                  $   14,094,039  $   16,356,471
Contracts in annuitization period                                -             440
                                                    ------------------------------
Total net assets                                    $   14,094,039  $   16,356,911
                                                    ==============================

Investments in shares of mutual funds, at cost      $   12,053,686  $   19,978,141
Shares of mutual fund owned                             529,452.99      510,993.78

Accumulation units outstanding                        1,185,002.19    1,973,637.96
Accumulation unit value                             $        11.89  $         8.29

Annuitized units outstanding                                     -           53.08
Annuitized unit value                               $            -  $         8.29

SEE ACCOMPANYING NOTES.

                                                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                    ------------------------------------------------------------------------------
                                                       FIDELITY
                                                       GROWTH &
                                                        INCOME        HIGH INCOME     INDEX 500        MID-CAP         OVERSEAS
                                                      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    ------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $    6,614,555  $    2,188,421  $   15,433,181  $    5,255,705  $    4,629,599

LIABILITIES                                                      -               -               -               -               -
                                                    ------------------------------------------------------------------------------
Net assets                                          $    6,614,555  $    2,188,421  $   15,433,181  $    5,255,705  $    4,629,599
                                                    ==============================================================================

NET ASSETS
Accumulation units                                  $    6,613,782  $    2,188,421  $   15,421,849  $    5,255,705  $    4,617,082
Contracts in annuitization period                              773               -          11,332               -          12,517
                                                    ------------------------------------------------------------------------------
Total net assets                                    $    6,614,555  $    2,188,421  $   15,433,181  $    5,255,705  $    4,629,599
                                                    ==============================================================================

Investments in shares of mutual funds, at cost      $    6,470,041  $    2,002,294  $   15,014,941  $    3,845,942  $    4,430,975
Shares of mutual fund owned                             475,525.19      316,703.54      112,037.62      175,893.74      264,246.54

Accumulation units outstanding                          716,956.74      154,734.49    1,692,409.30      331,870.96      452,674.49
Accumulation unit value                             $         9.22  $        14.14  $         9.11  $        15.84  $        10.20

Annuitized units outstanding                                 83.78               -        1,243.62               -        1,227.24
Annuitized unit value                               $         9.22  $            -  $         9.11  $            -  $        10.20

                                                          FRANKLIN TEMPLETON
                                                          VARIABLE INSURANCE
                                                            PRODUCTS TRUST
                                                    ------------------------------
                                                       FRANKLIN        FRANKLIN
                                                     REAL ESTATE      SMALL CAP
                                                      SUBACCOUNT      SUBACCOUNT
                                                    ------------------------------
ASSETS
Investments in shares of mutual funds, at market    $    3,431,440  $    1,705,323

LIABILITIES                                                      -               -
                                                    ------------------------------
Net assets                                          $    3,431,440  $    1,705,323
                                                    ==============================

NET ASSETS
Accumulation units                                  $    3,431,440  $    1,705,323
Contracts in annuitization period                                -               -
                                                    ------------------------------
Total net assets                                    $    3,431,440  $    1,705,323
                                                    ==============================

Investments in shares of mutual funds, at cost      $    2,824,830  $    1,393,793
Shares of mutual fund owned                             112,543.12       87,767.52

Accumulation units outstanding                          214,840.25      140,340.18
Accumulation unit value                             $        15.97  $        12.15

Annuitized units outstanding                                     -               -
Annuitized unit value                               $            -  $            -

SEE ACCOMPANYING NOTES.

                                                                          FRANKLIN TEMPLETON
                                                                   VARIABLE INSURANCE PRODUCTS TRUST
                                                    --------------------------------------------------------------
                                                      FRANKLIN
                                                      SMALL CAP                         MUTUAL        TEMPLETON
                                                        VALUE       FRANKLIN U.S.       SHARES          GROWTH
                                                      SECURITIES      GOVERNMENT      SECURITIES      SECURITIES
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    --------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $    2,201,574  $    3,419,129  $    1,861,579  $    2,416,744

LIABILITIES                                                      -               -               -               -
                                                    --------------------------------------------------------------
Net assets                                          $    2,201,574  $    3,419,129  $    1,861,579  $    2,416,744
                                                    ==============================================================

NET ASSETS
Accumulation units                                  $    2,200,854  $    3,419,129  $    1,861,579  $    2,416,744
Contracts in annuitization period                              720               -               -               -
                                                    --------------------------------------------------------------
Total net assets                                    $    2,201,574  $    3,419,129  $    1,861,579  $    2,416,744
                                                    ==============================================================

Investments in shares of mutual funds, at cost      $    1,648,083  $    3,508,548  $    1,561,259  $    1,976,633
Shares of mutual fund owned                             140,675.62      266,287.31      111,873.74      188,366.67

Accumulation units outstanding                          134,463.26      309,027.26      148,443.93      185,608.77
Accumulation unit value                             $        16.37  $        11.06  $        12.54  $        13.02

Annuitized units outstanding                                 43.99               -               -               -
Annuitized unit value                               $        16.37  $            -  $            -  $            -

                                                     J.P. MORGAN SERIES TRUST II
                                                    ------------------------------
                                                        MID-CAP         SMALL
                                                         VALUE         COMPANY
                                                      SUBACCOUNT      SUBACCOUNT
                                                    ------------------------------
ASSETS
Investments in shares of mutual funds, at market    $    3,078,355  $    1,281,174

LIABILITIES                                                      -               -
                                                    ------------------------------
Net assets                                          $    3,078,355  $    1,281,174
                                                    ==============================

NET ASSETS
Accumulation units                                  $    3,077,203  $    1,281,174
Contracts in annuitization period                            1,152               -
                                                    ------------------------------
Total net assets                                    $    3,078,355  $    1,281,174
                                                    ==============================

Investments in shares of mutual funds, at cost      $    2,350,228  $      963,721
Shares of mutual fund owned                             118,763.71       71,654.05

Accumulation units outstanding                          187,385.08       85,462.57
Accumulation unit value                             $        16.42  $        14.99

Annuitized units outstanding                                 70.16               -
Annuitized unit value                               $        16.42  $            -

                                                             SUMMIT MUTUAL
                                                              FUNDS, INC,
                                                            PINNACLE SERIES
                                                    ------------------------------
                                                                     RUSSELL 2000
                                                      NASDAQ 100      SMALL CAP
                                                        INDEX           INDEX
                                                      SUBACCOUNT      SUBACCOUNT
                                                    ------------------------------
ASSETS
Investments in shares of mutual funds, at market    $    4,752,648  $    4,537,852

LIABILITIES                                                      -               -
                                                    ------------------------------
Net assets                                          $    4,752,648  $    4,537,852
                                                    ==============================

NET ASSETS
Accumulation units                                  $    4,752,648  $    4,537,852
Contracts in annuitization period                                -               -
                                                    ------------------------------
Total net assets                                    $    4,752,648  $    4,537,852
                                                    ==============================

Investments in shares of mutual funds, at cost      $    3,790,167  $    3,486,815
Shares of mutual fund owned                             208,358.08       70,992.68

Accumulation units outstanding                          353,670.01      283,079.67
Accumulation unit value                             $        13.44  $        16.03

Annuitized units outstanding                                     -               -
Annuitized unit value                               $            -  $            -

SEE ACCOMPANYING NOTES.

                                                     SUMMIT MUTUAL
                                                     FUNDS, INC. -
                                                       PINNACLE
                                                        SERIES                    T. ROWE PRICE EQUITY SERIES, INC.
                                                    --------------  --------------------------------------------------------------
                                                                                                                       PERSONAL
                                                      S&P MIDCAP        EQUITY         MID-CAP       NEW AMERICA       STRATEGY
                                                       400 INDEX        INCOME          GROWTH         GROWTH          BALANCED
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    --------------  --------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $    5,520,077  $    7,323,468  $   11,061,140  $    4,735,858  $   13,969,954

LIABILITIES                                                      -               -               -               -               -
                                                    --------------  --------------------------------------------------------------
Net assets                                          $    5,520,077  $    7,323,468  $   11,061,140  $    4,735,858  $   13,969,954
                                                    ==============  ==============================================================

NET ASSETS
Accumulation units                                  $    5,520,077  $    7,323,468  $   11,061,140  $    4,735,858  $   13,969,954
Contracts in annuitization period                                -               -               -               -               -
                                                    --------------  --------------------------------------------------------------
Total net assets                                    $    5,520,077  $    7,323,468  $   11,061,140  $    4,735,858  $   13,969,954
                                                    ==============  ==============================================================

Investments in shares of mutual funds, at cost      $    4,346,459  $    6,225,054  $    8,475,227  $    4,625,423  $   11,903,832
Shares of mutual fund owned                              90,850.52      327,818.63      469,687.46      243,488.84      786,596.53

Accumulation units outstanding                          362,109.55      574,473.31      732,302.97      557,630.34    1,088,257.57
Accumulation unit value                             $        15.24  $        12.75  $        15.10  $         8.49  $        12.84

Annuitized units outstanding                                     -               -               -               -               -
Annuitized unit value                               $            -  $            -  $            -  $            -  $            -

                                                      T. ROWE
                                                       PRICE
                                                    INTERNATIONAL
                                                    SERIES, INC.
                                                   --------------
                                                    INTERNATIONAL
                                                        STOCK
                                                     SUBACCOUNT
                                                   --------------
ASSETS
Investments in shares of mutual funds, at market   $    2,484,494

LIABILITIES                                                     -
                                                   --------------
Net assets                                         $    2,484,494
                                                   ==============

NET ASSETS
Accumulation units                                 $    2,484,494
Contracts in annuitization period                               -
                                                   --------------
Total net assets                                   $    2,484,494
                                                   ==============

Investments in shares of mutual funds, at cost     $    2,320,904
Shares of mutual fund owned                            184,858.18

Accumulation units outstanding                         269,908.10
Accumulation unit value                            $         9.20

Annuitized units outstanding                                    -
Annuitized unit value                              $            -

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2004

                                                                AMERICAN CENTURY
                                                                    VARIABLE
                                                                PORTFOLIOS, INC.
                                                          ---------------------------
                                                             ULTRA           VISTA
                                                           SUBACCOUNT      SUBACCOUNT
                                                          ---------------------------
Income:
  Dividends                                               $          -   $          -
Expenses:
  Mortality and expense risk                                   (17,832)       (13,981)
                                                          ---------------------------
Net investment income (loss)                                   (17,832)       (13,981)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                    7,446         15,079
  Realized gain distributions                                        -              -
                                                          ---------------------------
Total realized gain (loss) on investments                        7,446         15,079

Change in unrealized appreciation/depreciation of
  investments                                                  152,013        168,298
                                                          ---------------------------
Net increase (decrease) in net assets from operations     $    141,627   $    169,396
                                                          ===========================

SEE ACCOMPANYING NOTES.

                                                                              DREYFUS VARIABLE INVESTMENT FUND
                                                          ------------------------------------------------------------------------
                                                                                                         DREYFUS
                                                                          DEVELOPING     DISCIPLINED     GROWTH &    INTERNATIONAL
                                                          APPRECIATION     LEADERS          STOCK         INCOME         EQUITY
                                                           SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          ------------------------------------------------------------------------
Income:
  Dividends                                               $     28,769   $      5,293   $      6,835   $     14,128   $     30,386
Expenses:
  Mortality and expense risk                                   (18,330)       (27,687)        (4,853)       (13,060)        (7,426)
                                                          ------------------------------------------------------------------------
Net investment income (loss)                                    10,439        (22,394)         1,982          1,068         22,960

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                    8,090         13,165            411            553          5,404
  Realized gain distributions                                        -              -              -              -              -
                                                          ------------------------------------------------------------------------
Total realized gain (loss) on investments                        8,090         13,165            411            553          5,404

Change in unrealized appreciation/depreciation of
  investments                                                   44,683        241,698         29,020         74,227        127,135
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $     63,212   $    232,469   $     31,413   $     75,848   $    155,499
                                                          ========================================================================

                                                 DREYFUS
                                                SOCIALLY          EQUITRUST
                                               RESPONSIBLE        VARIABLE
                                                 GROWTH           INSURANCE
                                               FUND, INC.        SERIES FUND
                                              --------------   --------------
                                                 SOCIALLY
                                                RESPONSIBLE
                                                  GROWTH          BLUE CHIP
                                                SUBACCOUNT        SUBACCOUNT
                                              --------------   --------------
Income:
  Dividends                                   $          630   $      511,168
Expenses:
  Mortality and expense risk                          (4,441)        (429,008)
                                              --------------   --------------
Net investment income (loss)                          (3,811)          82,160

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (1,411)         131,782
  Realized gain distributions                              -                -
                                              --------------   --------------
Total realized gain (loss) on investments             (1,411)         131,782

Change in unrealized appreciation/
  depreciation of investments                         24,557        1,412,606
                                              --------------   --------------
Net increase (decrease) in net assets
  from operations                             $       19,335   $    1,626,548
                                              ==============   ==============

SEE ACCOMPANYING NOTES.

                                                                     EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                ----------------------------------------------------------------------------------
                                                   HIGH GRADE
                                                      BOND           MANAGED       MONEY MARKET   STRATEGIC YIELD    VALUE GROWTH
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                ----------------------------------------------------------------------------------
Income:
  Dividends                                     $      674,316   $      549,160   $       15,290   $      819,648   $      185,517
Expenses:
  Mortality and expense risk                          (193,725)        (351,194)         (26,816)        (170,874)        (220,586)
                                                ----------------------------------------------------------------------------------
Net investment income (loss)                           480,591          197,966          (11,526)         648,774          (35,069)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          143,974          208,435                -          (81,633)         (94,576)
  Realized gain distributions                           39,510                -                -                -                -
                                                ----------------------------------------------------------------------------------
Total realized gain (loss) on investments              183,484          208,435                -          (81,633)         (94,576)

Change in unrealized appreciation/
  depreciation of investments                         (187,334)       1,639,994                -          444,701        1,876,023
                                                ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                               $      476,741   $    2,046,395   $      (11,526)  $    1,011,842   $    1,746,378
                                                ==================================================================================

                                                     FIDELITY VARIABLE INSURANCE
                                                           PRODUCTS FUNDS
                                                    -----------------------------
                                                     CONTRAFUND        GROWTH
                                                     SUBACCOUNT      SUBACCOUNT
                                                    -----------------------------
Income:
  Dividends                                         $      38,291   $      39,549
Expenses:
  Mortality and expense risk                             (151,415)       (193,994)
                                                    -----------------------------
Net investment income (loss)                             (113,124)       (154,445)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (89,913)       (747,194)
  Realized gain distributions                                   -               -
                                                    -----------------------------
Total realized gain (loss) on investments                 (89,913)       (747,194)

Change in unrealized appreciation/
  depreciation of investments                           1,890,519       1,242,285
                                                    -----------------------------
Net increase (decrease) in net assets
  from operations                                   $   1,687,482   $     340,646
                                                    =============================

SEE ACCOMPANYING NOTES.

                                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                    -----------------------------------------------------------------------------
                                                      FIDELITY
                                                      GROWTH &
                                                       INCOME        HIGH INCOME      INDEX 500       MID-CAP         OVERSEAS
                                                     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                    -----------------------------------------------------------------------------
Income:
  Dividends                                         $      53,785   $     108,990   $     168,595   $           -   $      42,520
Expenses:
  Mortality and expense risk                              (78,184)        (21,518)       (171,852)        (45,759)        (49,629)
                                                    -----------------------------------------------------------------------------
Net investment income (loss)                              (24,399)         87,472          (3,257)        (45,759)         (7,109)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (121,395)         19,174        (214,281)         46,277        (256,307)
  Realized gain distributions                                   -               -               -               -               -
                                                    -----------------------------------------------------------------------------
Total realized gain (loss) on investments                (121,395)         19,174        (214,281)         46,277        (256,307)

Change in unrealized appreciation/
  depreciation of investments                             431,929          42,161       1,494,076         887,459         762,406
                                                    -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                   $     286,135   $     148,807   $   1,276,538   $     887,977   $     498,990
                                                    =============================================================================


                                                         FRANKLIN TEMPLETON
                                                         VARIABLE INSURANCE
                                                           PRODUCTS TRUST
                                                    ----------------------------
                                                       FRANKLIN        FRANKLIN
                                                     REAL ESTATE      SMALL CAP
                                                      SUBACCOUNT      SUBACCOUNT
                                                    -----------------------------
Income:
  Dividends                                         $      29,368   $           -
Expenses:
  Mortality and expense risk                              (20,950)        (16,157)
                                                    -----------------------------
Net investment income (loss)                                8,418         (16,157)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              21,456           9,652
  Realized gain distributions                               2,217               -
                                                    -----------------------------
Total realized gain (loss) on investments                  23,673           9,652

Change in unrealized appreciation/depreciation
  of investments                                          573,021         149,669
                                                    -----------------------------
Net increase (decrease) in net assets
  from operations                                   $     605,112   $     143,164
                                                    =============================

SEE ACCOMPANYING NOTES.

                                                                     FRANKLIN TEMPLETON VARIABLE
                                                                       INSURANCE PRODUCTS TRUST
                                                    -------------------------------------------------------------
                                                      FRANKLIN
                                                      SMALL CAP                        MUTUAL         TEMPLETON
                                                       VALUE        FRANKLIN U.S.      SHARES          GROWTH
                                                     SECURITIES      GOVERNMENT      SECURITIES      SECURITIES
                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    -------------------------------------------------------------
Income:
  Dividends                                         $       2,677   $     149,416   $      11,392   $      21,302
Expenses:
  Mortality and expense risk                              (19,508)        (37,795)        (18,869)        (22,604)
                                                    -------------------------------------------------------------
Net investment income (loss)                              (16,831)        111,621          (7,477)         (1,302)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              13,011         (11,126)         13,834           5,486
  Realized gain distributions                                   -               -               -               -
                                                    -------------------------------------------------------------
Total realized gain (loss) on investments                  13,011         (11,126)         13,834           5,486

Change in unrealized appreciation
  /depreciation of investments                            349,643         (32,593)        169,227         275,718
                                                    -------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                   $     345,823   $      67,902   $     175,584   $     279,902
                                                    =============================================================

                                                            J.P. MORGAN
                                                           SERIES TRUST II
                                                    -----------------------------
                                                      MID-CAP          SMALL
                                                       VALUE          COMPANY
                                                      SUBACCOUNT     SUBACCOUNT
                                                    -----------------------------
Income:
  Dividends                                         $       6,564   $           -
Expenses:
  Mortality and expense risk                              (29,480)        (10,661)
                                                    -----------------------------
Net investment income (loss)                              (22,916)        (10,661)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              43,264           7,804
  Realized gain distributions                              11,296               -
                                                    -----------------------------
Total realized gain (loss) on investments                  54,560           7,804

Change in unrealized appreciation
  /depreciation of investments                            420,825         223,949
                                                    -----------------------------
Net increase (decrease) in net assets
  from operations                                   $     452,469   $     221,092
                                                    =============================

                                                         SUMMIT MUTUAL
                                                         FUNDS, INC. -
                                                        PINNACLE SERIES
                                                 -----------------------------
                                                                 RUSSELL 2000
                                                   NASDAQ 100      SMALL CAP
                                                     INDEX          INDEX
                                                  SUBACCOUNT      SUBACCOUNT
                                                 -----------------------------
Income:
  Dividends                                      $           -   $       5,448
Expenses:
  Mortality and expense risk                           (45,929)        (41,859)
                                                 -----------------------------
Net investment income (loss)                           (45,929)        (36,411)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            5,131          29,273
  Realized gain distributions                                -               -
                                                 -----------------------------
Total realized gain (loss) on investments                5,131          29,273

Change in unrealized appreciation/
  depreciation of investments                          434,085         591,853
                                                 -----------------------------
Net increase (decrease) in net assets
  from operations                                $     393,287   $     584,715
                                                 =============================

SEE ACCOMPANYING NOTES.

                                                    SUMMIT
                                                    MUTUAL
                                                 FUNDS, INC. -
                                                   PINNACLE
                                                    SERIES                    T. ROWE PRICE EQUITY SERIES, INC.
                                                 -------------   -------------------------------------------------------------
                                                                                                                    PERSONAL
                                                   S&P MIDCAP       EQUITY         MID-CAP        NEW AMERICA       STRATEGY
                                                   400 INDEX        INCOME         GROWTH           GROWTH          BALANCED
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                 -------------   -------------------------------------------------------------
Income:
  Dividends                                      $       9,543   $      94,369   $           -   $       2,434   $     253,988
Expenses:
  Mortality and expense risk                           (52,647)        (69,856)       (123,495)        (53,458)       (152,371)
                                                 -------------   -------------------------------------------------------------
Net investment income (loss)                           (43,104)         24,513        (123,495)        (51,024)        101,617

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           52,785          19,032         108,147        (142,387)         36,867
  Realized gain distributions                                -         147,484               -               -          54,618
                                                 -------------   -------------------------------------------------------------
Total realized gain (loss) on investments               52,785         166,516         108,147        (142,387)         91,485

Change in unrealized appreciation/
  depreciation of investments                          633,745         614,530       1,608,534         599,963       1,205,068
                                                 -------------   -------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                $     643,426   $     805,559   $   1,593,186   $     406,552   $   1,398,170
                                                 =============   =============================================================

                                                    T. ROWE
                                                     PRICE
                                                 INTERNATIONAL
                                                  SERIES, INC.
                                                 -------------
                                                 INTERNATIONAL
                                                    STOCK
                                                  SUBACCOUNT
                                                 -------------
Income:
  Dividends                                      $      25,655
Expenses:
  Mortality and expense risk                           (26,548)
                                                 -------------
Net investment income (loss)                              (893)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (75,431)
  Realized gain distributions                                -
                                                 -------------
Total realized gain (loss) on investments              (75,431)

Change in unrealized appreciation/
  depreciation of investments                          345,112
                                                 -------------
Net increase (decrease) in net assets
  from operations                                $     268,788
                                                 =============

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                AMERICAN CENTURY
                                                             VARIABLE PORTFOLIOS, INC.
                                                         --------------------------------
                                                                 ULTRA SUBACCOUNT
                                                         --------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                             2004               2003
                                                         --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $      (17,832)   $       (7,471)
  Net realized gain (loss) on investments                         7,446           (18,656)
  Change in unrealized appreciation/depreciation of
    investments                                                 152,013           155,986
                                                         --------------------------------
Net increase (decrease) in net assets from operations           141,627           129,859

Contract transactions:
  Transfers of net premiums                                     356,794           260,529
  Transfers of surrenders and death benefits                    (63,546)          (33,139)
  Transfers of administrative and other charges                  (1,636)             (914)
  Transfers between subaccounts, including
    Declared Interest Option account                            437,357           227,399
                                                         --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                  728,969           453,875
                                                         --------------------------------
Total increase (decrease) in net assets                         870,596           583,734

Net assets at beginning of period                               965,076           381,343
                                                         --------------------------------
Net assets at end of period                              $    1,835,672    $      965,076
                                                         ================================

SEE ACCOMPANYING NOTES.

                                                                AMERICAN CENTURY
                                                             VARIABLE PORTFOLIOS, INC.
                                                         --------------------------------
                                                                 VISTA SUBACCOUNT
                                                         --------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                              2004             2003
                                                         --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $      (13,981)   $       (4,405)
  Net realized gain (loss) on investments                        15,079            (4,171)
  Change in unrealized appreciation/depreciation of
    investments                                                 168,298           135,698
                                                         --------------------------------
Net increase (decrease) in net assets from operations           169,396           127,122

Contract transactions:
  Transfers of net premiums                                     506,497           164,057
  Transfers of surrenders and death benefits                    (49,017)          (19,108)
  Transfers of administrative and other charges                  (1,248)             (548)
  Transfers between subaccounts, including
    Declared Interest Option account                            577,393            87,504
                                                         --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                1,033,625           231,905
                                                         --------------------------------
Total increase (decrease) in net assets                       1,203,021           359,027

Net assets at beginning of period                               565,784           206,756
                                                         --------------------------------
Net assets at end of period                              $    1,768,805    $      565,784
                                                         ================================

                                                                           DREYFUS VARIABLE INVESTMENT FUND
                                                         --------------------------------------------------------------------
                                                                                                    DEVELOPING LEADERS
                                                             APPRECIATION SUBACCOUNT                   SUBACCOUNT
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2004             2003               2004             2003
                                                         --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       10,439    $        6,171    $      (22,394)   $      (13,457)
  Net realized gain (loss) on investments                         8,090           (11,624)           13,165           (15,361)
  Change in unrealized appreciation/depreciation of
    investments                                                  44,683           169,588           241,698           350,574
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from operations            63,212           164,135           232,469           321,756

Contract transactions:
  Transfers of net premiums                                     402,608           455,279           712,816           437,697
  Transfers of surrenders and death benefits                   (119,982)          (19,000)         (168,923)          (58,283)
  Transfers of administrative and other charges                  (1,509)             (775)           (2,844)           (1,664)
  Transfers between subaccounts, including
    Declared Interest Option account                            154,792           207,526           345,939           242,657
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                  435,909           643,030           886,988           620,407
                                                         --------------------------------------------------------------------
Total increase (decrease) in net assets                         499,121           807,165         1,119,457           942,163

Net assets at beginning of period                             1,254,504           447,340         1,660,760           718,597
                                                         --------------------------------------------------------------------
Net assets at end of period                              $    1,753,625    $    1,254,504    $    2,780,217    $    1,660,760
                                                         ====================================================================

                                                                 DREYFUS VARIABLE
                                                                 INVESTMENT FUND
                                                         --------------------------------
                                                           DISCIPLINED STOCK SUBACCOUNT
                                                         --------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                             2004               2003
                                                         --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        1,982    $            6
  Net realized gain (loss) on investments                           411            (9,509)
  Change in unrealized appreciation/depreciation of
    investments                                                  29,020            48,820
                                                         --------------------------------
Net increase (decrease) in net assets from operations            31,413            39,317

Contract transactions:
  Transfers of net premiums                                     192,195           103,799
  Transfers of surrenders and death benefits                    (39,458)          (15,016)
  Transfers of administrative and other charges                    (521)             (351)
  Transfers between subaccounts, including
    Declared Interest Option account                             42,760            54,777
                                                         --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                  194,976           143,209
                                                         --------------------------------
Total increase (decrease) in net assets                         226,389           182,526

Net assets at beginning of period                               296,818           114,292
                                                         --------------------------------
Net assets at end of period                              $      523,207    $      296,818
                                                         ================================

SEE ACCOMPANYING NOTES.

                                                                           DREYFUS VARIABLE INVESTMENT FUND
                                                         --------------------------------------------------------------------
                                                              DREYFUS GROWTH & INCOME              INTERNATIONAL EQUITY
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2004             2003               2004              2003
                                                         --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        1,068    $       (2,027)   $       22,960    $       10,597
  Net realized gain (loss) on investments                           553           (38,489)            5,404            (2,008)
  Change in unrealized appreciation/depreciation of
    investments                                                  74,227           185,332           127,135            84,748
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from operations            75,848           144,816           155,499            93,337

Contract transactions:
  Transfers of net premiums                                     264,492           272,506           210,430           113,334
  Transfers of surrenders and death benefits                    (85,259)          (28,078)          (25,405)          (15,818)
  Transfers of administrative and other charges                  (1,494)             (964)             (749)             (361)
  Transfers between subaccounts, including
    Declared Interest Option account                            172,409           117,252           179,423            66,826
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                  350,148           360,716           363,699           163,981
                                                         --------------------------------------------------------------------
Total increase (decrease) in net assets                         425,996           505,532           519,198           257,318

Net assets at beginning of period                               855,924           350,393           396,670           139,352
                                                         --------------------------------------------------------------------
Net assets at end of period                              $    1,281,920    $      855,924    $      915,868    $      396,670
                                                         ====================================================================

                                                                 DREYFUS SOCIALLY
                                                                    RESPONSIBLE
                                                                 GROWTH FUND, INC.
                                                         --------------------------------
                                                           SOCIALLY RESPONSIBLE GROWTH
                                                                    SUBACCOUNT
                                                         --------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                              2004              2003
                                                         --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       (3,811)   $       (2,570)
  Net realized gain (loss) on investments                        (1,411)           (6,345)
  Change in unrealized appreciation/depreciation of
    investments                                                  24,557            56,264
                                                         --------------------------------
Net increase (decrease) in net assets from operations            19,335            47,349

Contract transactions:
  Transfers of net premiums                                     100,765            48,423
  Transfers of surrenders and death benefits                    (16,610)           (6,501)
  Transfers of administrative and other charges                    (652)             (476)
  Transfers between subaccounts, including
    Declared Interest Option account                             24,853            65,167
                                                         --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                  108,356           106,613
                                                         --------------------------------
Total increase (decrease) in net assets                         127,691           153,962

Net assets at beginning of period                               298,018           144,056
                                                         --------------------------------
Net assets at end of period                              $      425,709    $      298,018
                                                         ================================

                                                           EQUITRUST VARIABLE INSURANCE
                                                                   SERIES FUND
                                                         --------------------------------
                                                               BLUE CHIP SUBACCOUNT
                                                         --------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                             2004               2003
                                                         --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       82,160    $       96,051
  Net realized gain (loss) on investments                       131,782          (234,188)
  Change in unrealized appreciation/depreciation of
    investments                                               1,412,606         6,740,171
                                                         --------------------------------
Net increase (decrease) in net assets from operations         1,626,548         6,602,034

Contract transactions:
  Transfers of net premiums                                   2,979,045         2,444,998
  Transfers of surrenders and death benefits                 (2,768,307)       (2,296,049)
  Transfers of administrative and other charges                 (59,495)          (62,365)
  Transfers between subaccounts, including
    Declared Interest Option account                           (143,198)         (571,653)
                                                         --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    8,045          (485,069)
                                                         --------------------------------
Total increase (decrease) in net assets                       1,634,593         6,116,965

Net assets at beginning of period                            34,189,390        28,072,426
                                                         --------------------------------
Net assets at end of period                              $   35,823,983    $   34,189,390
                                                         ================================

SEE ACCOMPANYING NOTES.

                                                                         EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                         --------------------------------------------------------------------
                                                            HIGH GRADE BOND SUBACCOUNT              MANAGED SUBACCOUNT
                                                         --------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                               2004             2003              2004              2003
                                                         --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $      480,591    $      488,591    $      197,966    $      311,304
  Net realized gain (loss) on investments                       183,484           200,811           208,435           (80,744)
  Change in unrealized appreciation/depreciation of
    investments                                                (187,334)          (82,391)        1,639,994         4,314,503
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from operations           476,741           607,011         2,046,395         4,545,063

Contract transactions:
  Transfers of net premiums                                   1,843,540         1,609,488         2,724,241         2,108,676
  Transfers of surrenders and death benefits                 (1,708,696)       (1,378,872)       (2,410,826)       (2,042,684)
  Transfers of administrative and other charges                 (16,666)          (17,331)          (35,798)          (36,062)
  Transfers between subaccounts, including
    Declared Interest Option account                            807,660           (77,167)        1,473,369           384,741
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                  925,838           136,118         1,750,986           414,671
                                                         --------------------------------------------------------------------
Total increase (decrease) in net assets                       1,402,579           743,129         3,797,381         4,959,734

Net assets at beginning of period                            14,991,720        14,248,591        26,746,811        21,787,077
                                                         --------------------------------------------------------------------
Net assets at end of period                              $   16,394,299    $   14,991,720    $   30,544,192    $   26,746,811
                                                         ====================================================================

                                                         EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                         ----------------------------------------
                                                                   MONEY MARKET SUBACCOUNT
                                                         ----------------------------------------
                                                                   YEAR ENDED DECEMBER 31
                                                              2004                      2003
                                                         ----------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $      (11,526)           $      (20,164)
  Net realized gain (loss) on investments                             -                         -
  Change in unrealized appreciation/depreciation of
    investments                                                       -                         -
                                                         ----------------------------------------
Net increase (decrease) in net assets from operations           (11,526)                  (20,164)

Contract transactions:
  Transfers of net premiums                                  13,591,418                12,348,095
  Transfers of surrenders and death benefits                   (409,671)                 (450,861)
  Transfers of administrative and other charges                  (3,655)                   (5,361)
  Transfers between subaccounts, including
    Declared Interest Option account                        (13,644,485)              (13,361,434)
                                                         ----------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 (466,393)               (1,469,561)
                                                         ----------------------------------------
Total increase (decrease) in net assets                        (477,919)               (1,489,725)

Net assets at beginning of period                             2,525,524                 4,015,249
                                                         ----------------------------------------
Net assets at end of period                              $    2,047,605            $    2,525,524
                                                         ========================================

                                                             EQUITRUST VARIABLE INSURANCE
                                                                      SERIES FUND
                                                          ----------------------------------
                                                               STRATEGIC YIELD SUBACCOUNT
                                                          ----------------------------------
                                                                 YEAR ENDED DECEMBER 31
                                                                2004              2003
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $       648,774    $       672,648
  Net realized gain (loss) on investments                         (81,633)          (174,717)
  Change in unrealized appreciation/depreciation of
    investments                                                   444,701            673,885
                                                          ----------------------------------
Net increase (decrease) in net assets from operations           1,011,842          1,171,816

Contract transactions:
  Transfers of net premiums                                     1,837,587          1,128,955
  Transfers of surrenders and death benefits                   (1,187,839)          (972,994)
  Transfers of administrative and other charges                   (15,960)           (16,194)
  Transfers between subaccounts, including
    Declared Interest Option account                              819,496            166,344
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                  1,453,284            306,111
                                                          ----------------------------------
Total increase (decrease) in net assets                         2,465,126          1,477,927

Net assets at beginning of period                              12,432,472         10,954,544
                                                          ----------------------------------
Net assets at end of period                               $    14,897,598    $    12,432,472
                                                          ==================================

SEE ACCOMPANYING NOTES.

                                                       EQUITRUST VARIABLE INSURANCE
                                                               SERIES FUND              FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                     --------------------------------   ------------------------------------------
                                                           VALUE GROWTH SUBACCOUNT                  CONTRAFUND SUBACCOUNT
                                                     --------------------------------   ------------------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                          2004              2003                2004                   2003
                                                     --------------------------------   ------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (35,069)   $       29,939   $          (113,124)    $          (71,499)
  Net realized gain (loss) on investments                   (94,576)         (536,018)              (89,913)              (358,090)
  Change in unrealized appreciation/
    depreciation of investments                           1,876,023         4,369,906             1,890,519              2,638,105
                                                     --------------------------------   ------------------------------------------
Net increase (decrease) in net assets from
  operations                                              1,746,378         3,863,827             1,687,482              2,208,516

Contract transactions:
  Transfers of net premiums                               1,447,313         1,029,523             1,754,133              1,186,318
  Transfers of surrenders and death benefits             (1,591,159)       (1,018,283)             (844,306)              (441,240)
  Transfers of administrative and other charges             (26,640)          (27,569)              (16,828)               (16,851)
  Transfers between subaccounts, including
    Declared Interest Option account                        (25,827)         (342,882)              568,393                 16,886
                                                     --------------------------------   ------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                    (196,313)         (359,211)            1,461,392                745,113
                                                     --------------------------------   ------------------------------------------
Total increase (decrease) in net assets                   1,550,065         3,504,616             3,148,874              2,953,629

Net assets at beginning of period                        17,337,172        13,832,555            10,945,165              7,991,536
                                                     --------------------------------   ------------------------------------------
Net assets at end of period                          $   18,887,237    $   17,337,172   $        14,094,039     $       10,945,165
                                                     ================================   ==========================================

                                                           FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                           ------------------------------------------
                                                                      GROWTH SUBACCOUNT
                                                           ------------------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                                                   2004                  2003
                                                           ------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $          (154,445)   $          (124,653)
  Net realized gain (loss) on investments                             (747,194)              (942,724)
  Change in unrealized appreciation/depreciation of
    investments                                                      1,242,285              4,567,672
                                                           ------------------------------------------
Net increase (decrease) in net assets from operations                  340,646              3,500,295

Contract transactions:
  Transfers of net premiums                                          1,710,092              1,543,551
  Transfers of surrenders and death benefits                        (1,067,741)              (642,006)
  Transfers of administrative and other charges                        (26,005)               (27,280)
  Transfers between subaccounts, including
    Declared Interest Option account                                   120,879                (35,748)
                                                           ------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                         737,225                838,517
                                                           ------------------------------------------
Total increase (decrease) in net assets                              1,077,871              4,338,812

Net assets at beginning of period                                   15,279,040             10,940,228
                                                           ------------------------------------------
Net assets at end of period                                $        16,356,911    $        15,279,040
                                                           ==========================================

                                                        FIDELITY VARIABLE INSURANCE
                                                              PRODUCTS FUNDS
                                                        ---------------------------
                                                         FIDELITY GROWTH & INCOME
                                                                SUBACCOUNT
                                                        ---------------------------
                                                          YEAR ENDED DECEMBER 31
                                                             2004         2003
                                                        ---------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $    (24,399) $      (5,879)
  Net realized gain (loss) on investments                   (121,395)      (199,541)
  Change in unrealized appreciation/depreciation of
    investments                                              431,929      1,254,789
                                                        ---------------------------
Net increase (decrease) in net assets from operations        286,135      1,049,369

Contract transactions:
  Transfers of net premiums                                  711,272        644,999
  Transfers of surrenders and death benefits                (471,024)      (364,411)
  Transfers of administrative and other charges               (9,072)        (9,589)
  Transfers between subaccounts, including
    Declared Interest Option account                         (15,465)       262,637
                                                        ---------------------------
Net increase (decrease) in net assets from contract
  transactions                                               215,711        533,636
                                                        ---------------------------
Total increase (decrease) in net assets                      501,846      1,583,005

Net assets at beginning of period                          6,112,709      4,529,705
                                                        ---------------------------
Net assets at end of period                             $  6,614,555  $   6,112,709
                                                        ===========================

SEE ACCOMPANYING NOTES.

                                                               FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                        --------------------------------------------------------
                                                         HIGH INCOME SUBACCOUNT         INDEX 500 SUBACCOUNT
                                                        --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                           2004         2003            2004           2003
                                                        --------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $    87,472  $    37,081   $      (3,257)  $      14,726
  Net realized gain (loss) on investments                    19,174        5,830        (214,281)       (325,889)
  Change in unrealized appreciation/depreciation of
    investments                                              42,161      137,621       1,494,076       2,865,354
                                                        --------------------------------------------------------
Net increase (decrease) in net assets from operations       148,807      180,532       1,276,538       2,554,191

Contract transactions:
  Transfers of net premiums                                 587,714      413,459       1,726,060       1,429,499
  Transfers of surrenders and death benefits               (118,729)     (55,893)       (899,197)       (439,012)
  Transfers of administrative and other charges              (1,702)        (896)        (20,998)        (20,417)
  Transfers between subaccounts, including
    Declared Interest Option account                        349,333      136,825         657,715         244,405
                                                        --------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                              816,616      493,495       1,463,580       1,214,475
                                                        --------------------------------------------------------
Total increase (decrease) in net assets                     965,423      674,027       2,740,118       3,768,666

Net assets at beginning of period                         1,222,998      548,971      12,693,063       8,924,397
                                                        --------------------------------------------------------
Net assets at end of period                             $ 2,188,421  $ 1,222,998   $  15,433,181   $  12,693,063
                                                        ========================================================

                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                        ------------------------------------------
                                                                    MID-CAP SUBACCOUNT
                                                        ------------------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                               2004                   2003
                                                        ------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $           (45,759)  $            (17,397)
  Net realized gain (loss) on investments                            46,277                 (3,156)
  Change in unrealized appreciation/depreciation of
    investments                                                     887,459                621,226
                                                        ------------------------------------------
Net increase (decrease) in net assets from operations               887,977                600,673

Contract transactions:
  Transfers of net premiums                                       1,103,051                621,686
  Transfers of surrenders and death benefits                       (157,571)               (58,108)
  Transfers of administrative and other charges                      (4,015)                (2,480)
  Transfers between subaccounts, including
    Declared Interest Option account                                810,368                277,056
                                                        ------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    1,751,833                838,154
                                                        ------------------------------------------
Total increase (decrease) in net assets                           2,639,810              1,438,827

Net assets at beginning of period                                 2,615,895              1,177,068
                                                        ------------------------------------------
Net assets at end of period                             $         5,255,705   $          2,615,895
                                                        ==========================================

                                                        FIDELITY VARIABLE INSURANCE
                                                              PRODUCTS FUNDS
                                                        ---------------------------
                                                            OVERSEAS SUBACCOUNT
                                                        ---------------------------
                                                          YEAR ENDED DECEMBER 31
                                                            2004          2003
                                                        ---------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $     (7,109)  $    (12,705)
  Net realized gain (loss) on investments                   (256,307)      (236,909)
  Change in unrealized appreciation/depreciation of
    investments                                              762,406      1,286,040
                                                        ---------------------------
Net increase (decrease) in net assets from operations        498,990      1,036,426

Contract transactions:
  Transfers of net premiums                                  694,508        335,068
  Transfers of surrenders and death benefits                (232,469)      (119,050)
  Transfers of administrative and other charges               (5,801)        (5,548)
  Transfers between subaccounts, including
    Declared Interest Option account                          40,364          5,372
                                                        ---------------------------
Net increase (decrease) in net assets from contract
  transactions                                               496,602        215,842
                                                        ---------------------------
Total increase (decrease) in net assets                      995,592      1,252,268

Net assets at beginning of period                          3,634,007      2,381,739
                                                        ---------------------------
Net assets at end of period                             $  4,629,599   $  3,634,007
                                                        ===========================

SEE ACCOMPANYING NOTES.

                                                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                        --------------------------------------------------------
                                                                                            FRANKLIN SMALL CAP
                                                        FRANKLIN REAL ESTATE SUBACCOUNT         SUBACCOUNT
                                                        --------------------------------------------------------
                                                                          PERIOD FROM
                                                                          MAY 1, 2003
                                                                            (DATE
                                                                          OPERATIONS
                                                                           COMMENCED)
                                                          YEAR ENDED        THROUGH
                                                         DECEMBER 31,     DECEMBER 31,    YEAR ENDED DECEMBER 31
                                                             2004            2003            2004        2003
                                                        --------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $       8,418   $          (476)  $   (16,157) $  (7,153)
  Net realized gain (loss) on investments                      23,673               575         9,652    (16,282)
  Change in unrealized appreciation/depreciation of
    investments                                               573,021            33,589       149,669    212,649
                                                        --------------------------------------------------------
Net increase (decrease) in net assets from operations         605,112            33,688       143,164    189,214

Contract transactions:
  Transfers of net premiums                                   989,752           159,453       416,913    275,313
  Transfers of surrenders and death benefits                  (97,453)           (8,183)      (66,736)   (18,498)
  Transfers of administrative and other charges                (1,178)                -        (1,803)    (1,111)
  Transfers between subaccounts, including
    Declared Interest Option account                        1,557,040           193,209       295,707    123,048
                                                        --------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                              2,448,161           344,479       644,081    378,752

Total increase (decrease) in net assets                     3,053,273           378,167       787,245    567,966

Net assets at beginning of period                             378,167                 -       918,078    350,112
                                                        --------------------------------------------------------
Net assets at end of period                             $   3,431,440   $       378,167   $ 1,705,323  $ 918,078
                                                        ========================================================

                                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                        ----------------------------------------------------
                                                                      FRANKLIN SMALL CAP VALUE
                                                                       SECURITIES SUBACCOUNT
                                                        ----------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31
                                                                  2004                       2003
                                                        ----------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $                 (16,831) $                  (8,391)
  Net realized gain (loss) on investments                                  13,011                    (22,647)
  Change in unrealized appreciation/depreciation of
    investments                                                           349,643                    278,940
                                                        ----------------------------------------------------
Net increase (decrease) in net assets from operations                     345,823                    247,902

Contract transactions:
  Transfers of net premiums                                               449,422                    218,711
  Transfers of surrenders and death benefits                              (67,204)                   (15,180)
  Transfers of administrative and other charges                            (1,734)                    (1,227)
  Transfers between subaccounts, including
    Declared Interest Option account                                      315,196                     69,484
                                                        ----------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                            695,680                    271,788
                                                        ----------------------------------------------------
Total increase (decrease) in net assets                                 1,041,503                    519,690

Net assets at beginning of period                                       1,160,071                    640,381
                                                        ----------------------------------------------------
Net assets at end of period                             $               2,201,574  $               1,160,071
                                                        ====================================================

                                                                    FRANKLIN TEMPLETON
                                                                    VARIABLE INSURANCE
                                                                      PRODUCTS TRUST
                                                               ----------------------------
                                                                 FRANKLIN U.S. GOVERNMENT
                                                                        SUBACCOUNT
                                                               ----------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                                   2004            2003
                                                               ----------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $    111,621    $    126,149
  Net realized gain (loss) on investments                           (11,126)        (15,811)
  Change in unrealized appreciation/depreciation of
    investments                                                     (32,593)        (87,617)
                                                               ----------------------------
Net increase (decrease) in net assets from operations                67,902          22,721

Contract transactions:
  Transfers of net premiums                                         623,217         556,673
  Transfers of surrenders and death benefits                       (292,606)       (246,218)
  Transfers of administrative and other charges                      (3,333)         (2,622)
  Transfers between subaccounts, including
    Declared Interest Option account                                317,235         546,520
                                                               ----------------------------
Net increase (decrease) in net assets from contract
  transactions                                                      644,513         854,353
                                                               ----------------------------
Total increase (decrease) in net assets                             712,415         877,074

Net assets at beginning of period                                 2,706,714       1,829,639
                                                               ----------------------------
Net assets at end of period                                    $  3,419,129    $  2,706,714
                                                               ============================

SEE ACCOMPANYING NOTES.

                                                                   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                               ------------------------------------------------------------
                                                                 MUTUAL SHARES SECURITIES       TEMPLETON GROWTH SECURITIES
                                                                        SUBACCOUNT                      SUBACCOUNT
                                                               ------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                                   2004            2003            2004            2003
                                                               ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $     (7,477)   $     (2,216)   $     (1,302)   $      2,270
  Net realized gain (loss) on investments                            13,834          (5,674)          5,486         (11,923)
  Change in unrealized appreciation/depreciation of
    investments                                                     169,227         213,831         275,718         282,839
                                                               ------------------------------------------------------------
Net increase (decrease) in net assets from operations               175,584         205,941         279,902         273,186

Contract transactions:
  Transfers of net premiums                                         418,919         194,696         626,779         396,362
  Transfers of surrenders and death benefits                        (86,466)        (33,617)       (143,202)        (39,768)
  Transfers of administrative and other charges                      (1,566)         (1,229)         (1,429)           (862)
  Transfers between subaccounts, including
    Declared Interest Option account                                101,026         230,647         296,011         131,828
                                                               ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                      431,913         390,497         778,159         487,560
                                                               ------------------------------------------------------------
Total increase (decrease) in net assets                             607,497         596,438       1,058,061         760,746

Net assets at beginning of period                                 1,254,082         657,644       1,358,683         597,937
                                                               ------------------------------------------------------------
Net assets at end of period                                    $  1,861,579    $  1,254,082    $  2,416,744    $  1,358,683
                                                               ============================================================

                                                               J.P. MORGAN SERIES TRUST II
                                                               ----------------------------
                                                                 MID-CAP VALUE SUBACCOUNT
                                                               ----------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                                   2004            2003
                                                               ----------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $    (22,916)   $    (11,518)
  Net realized gain (loss) on investments                            54,560          10,548
  Change in unrealized appreciation/depreciation of
    investments                                                     420,825         324,147
                                                               ----------------------------
Net increase (decrease) in net assets from operations               452,469         323,177

Contract transactions:
  Transfers of net premiums                                         634,338         442,263
  Transfers of surrenders and death benefits                       (124,727)        (61,933)
  Transfers of administrative and other charges                      (2,394)         (1,479)
  Transfers between subaccounts, including
    Declared Interest Option account                                290,450         218,076
                                                               ----------------------------
Net increase (decrease) in net assets from contract
  transactions                                                      797,667         596,927
                                                               ----------------------------
Total increase (decrease) in net assets                           1,250,136         920,104

Net assets at beginning of period                                 1,828,219         908,116
                                                               ----------------------------
Net assets at end of period                                    $  3,078,355    $  1,828,219
                                                               ============================

                                                               J.P. MORGAN SERIES TRUST II
                                                               ----------------------------
                                                                 SMALL COMPANY SUBACCOUNT
                                                               ----------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                                   2004            2003
                                                               ----------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $    (10,661)   $     (4,834)
  Net realized gain (loss) on investments                             7,804          (4,077)
  Change in unrealized appreciation/depreciation of
    investments                                                     223,949         136,368
                                                               ----------------------------
Net increase (decrease) in net assets from operations               221,092         127,457

Contract transactions:
  Transfers of net premiums                                         265,265         163,832
  Transfers of surrenders and death benefits                        (54,772)        (15,488)
  Transfers of administrative and other charges                      (1,244)           (720)
  Transfers between subaccounts, including
    Declared Interest Option account                                229,227         104,211
                                                               ----------------------------
Net increase (decrease) in net assets from contract
  transactions                                                      438,476         251,835
                                                               ----------------------------
Total increase (decrease) in net assets                             659,568         379,292

Net assets at beginning of period                                   621,606         242,314
                                                               ----------------------------
Net assets at end of period                                    $  1,281,174    $    621,606
                                                               ============================

SEE ACCOMPANYING NOTES.

                                                                        SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                               ------------------------------------------------------------
                                                                     NASDAQ 100 INDEX          RUSSELL 2000 SMALL CAP INDEX
                                                                        SUBACCOUNT                      SUBACCOUNT
                                                               ------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                                   2004            2003            2004            2003
                                                               ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $    (45,929)   $    (23,035)   $    (36,411)   $    (10,963)
  Net realized gain (loss) on investments                             5,131         (24,491)         29,273          (7,376)
  Change in unrealized appreciation/depreciation of
    investments                                                     434,085         740,079         591,853         594,433
                                                               ------------------------------------------------------------
Net increase (decrease) in net assets from operations               393,287         692,553         584,715         576,094

Contract transactions:
  Transfers of net premiums                                       1,049,920         812,910       1,001,391         558,893
  Transfers of surrenders and death benefits                       (262,334)        (83,224)       (162,342)        (50,097)
  Transfers of administrative and other charges                      (4,311)         (2,843)         (3,453)         (1,967)
  Transfers between subaccounts, including
    Declared Interest Option account                                610,875         594,132         717,642         480,270
                                                               ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    1,394,150       1,320,975       1,553,238         987,099
                                                               ------------------------------------------------------------
Total increase (decrease) in net assets                           1,787,437       2,013,528       2,137,953       1,563,193

Net assets at beginning of period                                 2,965,211         951,683       2,399,899         836,706
                                                               ------------------------------------------------------------
Net assets at end of period                                    $  4,752,648    $  2,965,211    $  4,537,852    $  2,399,899
                                                               ============================================================

                                                               SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                               -------------------------------------------
                                                                          S&P MIDCAP 400 INDEX
                                                                               SUBACCOUNT
                                                               -------------------------------------------
                                                                           YEAR ENDED DECEMBER 31
                                                                      2004                     2003
                                                               -------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $         (43,104)        $         (17,033)
  Net realized gain (loss) on investments                                 52,785                   (14,562)
  Change in unrealized appreciation/depreciation of
    investments                                                          633,745                   725,393
                                                               -------------------------------------------
Net increase (decrease) in net assets from operations                    643,426                   693,798

Contract transactions:
  Transfers of net premiums                                            1,276,582                   646,911
  Transfers of surrenders and death benefits                            (329,676)                  (96,700)
  Transfers of administrative and other charges                           (4,828)                   (3,225)
  Transfers between subaccounts, including
    Declared Interest Option account                                     603,430                   682,496
                                                               -------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                         1,545,508                 1,229,482
                                                               -------------------------------------------
Total increase (decrease) in net assets                                2,188,934                 1,923,280

Net assets at beginning of period                                      3,331,143                 1,407,862
                                                               -------------------------------------------
Net assets at end of period                                    $       5,520,077         $       3,331,143
                                                               ===========================================

                                                                      T. ROWE PRICE
                                                                    EQUITY SERIES, INC.
                                                               ----------------------------
                                                                 EQUITY INCOME SUBACCOUNT
                                                               ----------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                                   2004            2003
                                                               ----------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $     24,513    $     17,905
  Net realized gain (loss) on investments                           166,516         (28,775)
  Change in unrealized appreciation/depreciation of
    investments                                                     614,530         807,098
                                                               ----------------------------
Net increase (decrease) in net assets from operations               805,559         796,228

Contract transactions:
  Transfers of net premiums                                       1,154,310         827,433
  Transfers of surrenders and death benefits                       (259,694)       (113,856)
  Transfers of administrative and other charges                      (4,944)         (3,835)
  Transfers between subaccounts, including
    Declared Interest Option account                              1,140,709         455,624
                                                               ----------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    2,030,381       1,165,366
                                                               ----------------------------
Total increase (decrease) in net assets                           2,835,940       1,961,594

Net assets at beginning of period                                 4,487,528       2,525,934
                                                               ----------------------------
Net assets at end of period                                    $  7,323,468    $  4,487,528
                                                               ============================

SEE ACCOMPANYING NOTES.

                                                                            T. ROWE PRICE EQUITY SERIES, INC.
                                                               ------------------------------------------------------------
                                                                                                   NEW AMERICA GROWTH
                                                                 MID-CAP GROWTH SUBACCOUNT              SUBACCOUNT
                                                               ------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                                   2004             2003           2004            2003
                                                               ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $   (123,495)   $    (90,873)   $    (51,024)   $    (38,928)
  Net realized gain (loss) on investments                           108,147         (60,839)       (142,387)       (247,912)
  Change in unrealized appreciation/depreciation of
    investments                                                   1,608,534       2,475,830         599,963       1,202,224
                                                               ------------------------------------------------------------
Net increase (decrease) in net assets from operations             1,593,186       2,324,118         406,552         915,384

Contract transactions:
  Transfers of net premiums                                       1,067,482         905,768         670,541         512,520
  Transfers of surrenders and death benefits                       (846,026)       (449,361)       (338,659)       (130,599)
  Transfers of administrative and other charges                     (14,924)        (14,368)         (7,125)         (6,978)
  Transfers between subaccounts, including
    Declared Interest Option account                                207,482          88,028          28,733          41,600
                                                               ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                      414,014         530,067         353,490         416,543
                                                               ------------------------------------------------------------
Total increase (decrease) in net assets                           2,007,200       2,854,185         760,042       1,331,927

Net assets at beginning of period                                 9,053,940       6,199,755       3,975,816       2,643,889
                                                               ------------------------------------------------------------
Net assets at end of period                                    $ 11,061,140    $  9,053,940    $  4,735,858    $  3,975,816
                                                               ============================================================

                                                               T. ROWE PRICE EQUITY SERIES, INC.
                                                               ---------------------------------
                                                                   PERSONAL STRATEGY BALANCED
                                                                          SUBACCOUNT
                                                               ---------------------------------
                                                                     YEAR ENDED DECEMBER 31
                                                                   2004              2003
                                                               ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $      101,617     $       92,091
  Net realized gain (loss) on investments                              91,485            (97,301)
  Change in unrealized appreciation/depreciation of
    investments                                                     1,205,068          1,974,898
                                                               ---------------------------------
Net increase (decrease) in net assets from operations               1,398,170          1,969,688

Contract transactions:
  Transfers of net premiums                                         1,735,833          1,125,366
  Transfers of surrenders and death benefits                         (953,115)          (513,881)
  Transfers of administrative and other charges                       (15,295)           (14,351)
  Transfers between subaccounts, including
    Declared Interest Option account                                  755,429            387,429
                                                               ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                      1,522,852            984,563
                                                               ---------------------------------
Total increase (decrease) in net assets                             2,921,022          2,954,251

Net assets at beginning of period                                  11,048,932          8,094,682
                                                               ---------------------------------
Net assets at end of period                                    $   13,969,954     $   11,048,932
                                                               =================================

                                                                      T. ROWE PRICE
                                                                INTERNATIONAL SERIES, INC.
                                                             --------------------------------
                                                                    INTERNATIONAL STOCK
                                                                        SUBACCOUNT
                                                             --------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                                  2004              2003
                                                             --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         (893)   $        1,586
  Net realized gain (loss) on investments                           (75,431)         (137,670)
  Change in unrealized appreciation/depreciation of
    investments                                                     345,112           568,290
                                                             --------------------------------
Net increase (decrease) in net assets from operations               268,788           432,206

Contract transactions:
  Transfers of net premiums                                         255,785           201,397
  Transfers of surrenders and death benefits                       (119,663)          (66,525)
  Transfers of administrative and other charges                      (3,298)           (3,277)
  Transfers between subaccounts, including
    Declared Interest Option account                                105,556           (26,377)
                                                             --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                      238,380           105,218
                                                             --------------------------------
Total increase (decrease) in net assets                             507,168           537,424

Net assets at beginning of period                                 1,977,326         1,439,901
                                                             --------------------------------
Net assets at end of period                                  $    2,484,494    $    1,977,326
                                                             ================================

SEE ACCOMPANYING NOTES.

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts and individual flexible premium deferred variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in thirty-seven investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

   SUBACCOUNT                                     INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------
                                                  American Century Variable Portfolios, Inc.:
   Ultra                                             VP Ultra(R) Fund
   Vista                                             VP Vista(SM) Fund

                                                  Dreyfus Variable Investment Fund:
   Appreciation                                      VIF Appreciation Portfolio
   Developing Leaders                                VIF Developing Leaders Portfolio
   Disciplined Stock                                 VIF Disciplined Stock Portfolio
   Dreyfus Growth & Income                           VIF Growth and Income Portfolio
   International Equity                              VIF International Equity Portfolio

   Socially Responsible Growth                    Dreyfus Socially Responsible Growth Fund, Inc.

                                                  EquiTrust Variable Insurance Series Fund:
   Blue Chip                                         Blue Chip Portfolio
   High Grade Bond                                   High Grade Bond Portfolio
   Managed                                           Managed Portfolio
   Money Market                                      Money Market Portfolio
   Strategic Yield                                   Strategic Yield Portfolio
   Value Growth                                      Value Growth Portfolio

                                                  Fidelity Variable Insurance Products Funds:
   Contrafund                                        VIP Contrafund(R) Portfolio-Initial Class
   Growth                                            VIP Growth Portfolio-Initial Class
   Fidelity Growth & Income                          VIP Growth & Income Portfolio-Initial Class
   High Income                                       VIP High Income Portfolio-Service Class 2

   SUBACCOUNT                                     INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------
                                                  Fidelity Variable Insurance Products Fund (continued):
   Index 500                                         Index 500 Portfolio
   Mid-Cap                                           Mid Cap Portfolio
   Overseas                                          Overseas Portfolio

                                                  Franklin Templeton Variable Insurance Products Trust:
   Franklin Real Estate (1)                            Franklin Real Estate Fund
   Franklin Small Cap                                  Franklin Small Cap Fund
   Franklin Small Cap Value Securities                 Franklin Small Cap Value Securities Fund
   Franklin U.S. Government                            Franklin U.S. Government Fund
   Mutual Shares Securities                            Mutual Shares Securities Fund
   Templeton Growth Securities                         Templeton Growth Securities Fund

                                                  J.P. Morgan Series Trust II:
   Mid-Cap Value                                     J.P. Morgan Mid Cap Value Portfolio
   Small Company                                     J.P. Morgan Small Company Portfolio

                                                  Summit Mutual Funds, Inc. - Pinnacle Series:
   NASDAQ 100 Index                                  NASDAQ - 100 Index Portfolio
   Russell 2000 Small Cap Index                      Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index                              S&P MidCap 400 Index Portfolio

                                                  T. Rowe Price Equity Series, Inc.:
   Equity Income                                     Equity Income Portfolio
   Mid-Cap Growth                                    Mid-Cap Growth Portfolio
   New America Growth                                New America Growth Portfolio
   Personal Strategy Balanced                        Personal Strategy Balanced Portfolio

                                                  T. Rowe Price International Series, Inc.:
   International Stock                               International Stock Portfolio

   (1) Commenced operations on May 1, 2003.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Eligible contract owners may also allocate funds to the Declared Interest Option
(DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CONTRACTS IN ANNUITIZATION PERIOD

Net assets allocated to contracts in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES AND RELATED PARTY TRANSACTIONS

PAID TO THE COMPANY

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first six contract years. A contract owner may annually surrender a maximum of 10% of the accumulated value without incurring a surrender charge. The amount charged for nonparticipating variable annuity contracts and individual flexible premium deferred variable annuity contracts is 7% and 6%, respectively, of the amount surrendered during the first contract year. The charge declines by 1% in each of the next five contract years. No surrender charge is deducted if the partial surrender or surrender occurs after six full contract years.

TRANSFER CHARGE: A transfer charge for nonparticipating variable annuity contracts and individual flexible premium deferred variable annuity contracts of $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

PAID TO AFFILIATES

Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio's average daily net assets as follows: Blue Chip Portfolio - 0.20%, High Grade Bond Portfolio - 0.30%, Managed Portfolio - 0.45%, Money Market Portfolio - 0.25%, Strategic Yield Portfolio - 0.45%, and Value Growth Portfolio - 0.45%.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the period ended December 31, 2004:

                                                          COST OF       PROCEEDS FROM
SUBACCOUNT                                               PURCHASES          SALES
--------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
  Ultra                                                $      817,661   $      106,524
  Vista                                                     1,109,614           89,970

Dreyfus Variable Investment Fund:
  Appreciation                                                682,829          236,481
  Developing Leaders                                        1,120,531          255,937
  Disciplined Stock                                           254,608           57,650
  Dreyfus Growth & Income                                     430,731           79,515
  International Equity                                        430,264           43,605

Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Growth                                 125,927           21,382

EquiTrust Variable insurance Series Fund:
  Blue Chip                                                 2,846,274        2,756,069
  High Grade Bond                                           3,199,822        1,753,883
  Managed                                                   3,914,762        1,965,810
  Money Market                                             10,643,323       11,121,242
  Strategic Yield                                           3,202,110        1,100,052
  Value Growth                                              1,408,401        1,639,783

                                                          COST OF       PROCEEDS FROM
SUBACCOUNT                                               PURCHASES          SALES
--------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds:
  Contrafund                                           $    2,056,521   $      708,253
  Growth                                                    1,662,203        1,079,423
  Fidelity Growth & Income                                    921,952          730,640
  High Income                                               1,054,412          150,324
  Index 500                                                 2,261,103          800,780
  Mid-Cap                                                   1,902,267          196,193
  Overseas                                                    994,111          504,618

Franklin Templeton Variable Insurance Products Trust:
  Franklin Real Estate                                      2,548,475           89,679
  Franklin Small Cap                                          760,602          132,678
  Franklin Small Cap Value Securities                         810,204          131,355
  Franklin U.S. Government                                  1,146,161          390,027
  Mutual Shares Securities                                    570,766          146,330
  Templeton Growth Securities                                 910,397          133,540

J.P. Morgan Series Trust II:
  Mid-Cap Value                                               956,404          170,357
  Small Company                                               484,125           56,310

Summit Mutual Funds , Inc.-Pinnacle Series:
  NASDAQ 100 Index                                          1,611,278          263,057
  Russell 2000 Small Cap Index                              1,677,282          160,455
  S&P MidCap 400 Index                                      1,865,577          363,173

T. Rowe Price Equity Series, Inc.:
  Equity Income                                             2,448,310          245,932
  Mid-Cap Growth                                            1,242,063          951,544
  New America Growth                                          677,934          375,468
  Personal Strategy Balanced                                2,404,954          725,867

T. Rowe Price International Series, Inc.:
  International Stock                                         406,006          168,519

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the periods ended December 31, 2004 and 2003:

                                                                               PERIOD ENDED DECEMBER 31
                                                                      2004                                 2003
                                                       ----------------------------------   ----------------------------------
                                                                                  NET                                  NET
                                                                                INCREASE                             INCREASE
  SUBACCOUNT                                           PURCHASED    REDEEMED   (DECREASE)   PURCHASED    REDEEMED   (DECREASE)
-----------------------------------------------------------------------------------------   ----------------------------------
American Century Variable Portfolios, Inc.:
  Ultra                                                    77,983       8,534      69,449       62,415      14,318      48,097
  Vista                                                    93,643       6,631      87,012       30,705       6,336      24,369

Dreyfus Variable Investment Fund:
  Appreciation                                             62,819      20,834      41,985       75,847       6,564      69,283
  Developing Leaders                                       92,935      18,818      74,117       71,772       9,730      62,042
  Disciplined Stock                                        25,269       5,359      19,910       21,615       5,488      16,127
  Dreyfus Growth & Income                                  42,436       6,808      35,628       56,339      14,025      42,314
  International Equity                                     30,159       2,813      27,346       18,532       2,800      15,732

Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Growth                              13,589       1,828      11,761       15,155       2,288      12,867

EquiTrust Variable Insurance Series Fund:
  Blue Chip                                               108,084     107,769         315      101,470     132,111     (30,641)
  High Grade Bond                                         141,808      88,734      53,074      160,459     151,584       8,875
  Managed                                                 165,664      79,398      86,266      132,834     116,096      16,738
  Money Market                                            816,284     852,068     (35,784)     864,560     976,377    (111,817)
  Strategic Yield                                         129,763      50,376      79,387       85,926      68,068      17,858
  Value Growth                                             87,435     101,377     (13,942)      87,700     125,261     (37,561)

Fidelity Variable Insurance Products Funds:
  Contrafund                                              186,875      51,490     135,385      150,770      73,615      77,155
  Growth                                                  203,034     111,675      91,359      216,104     102,327     113,777
  Fidelity Growth & Income                                 98,797      74,139      24,658      117,643      52,499      65,144
  High Income                                              70,972       9,659      61,313       55,611      14,693      40,918
  Index 500                                               245,968      74,120     171,848      244,581      79,826     164,755

                                                                               PERIOD ENDED DECEMBER 31
                                                                      2004                                 2003
                                                       ----------------------------------   ----------------------------------
                                                                                  NET                                  NET
                                                                                INCREASE                             INCREASE
  SUBACCOUNT                                           PURCHASED    REDEEMED   (DECREASE)   PURCHASED    REDEEMED   (DECREASE)
-----------------------------------------------------------------------------------------   ----------------------------------
Fidelity Variable Insurance Products Funds (continued):
  Mid-Cap                                                 139,861      11,379     128,482       92,575      14,171      78,404
  Overseas                                                104,122      50,106      54,016       55,060      26,307      28,753

Franklin Templeton Variable Insurance Products Trust:
  Franklin Real Estate                                    189,010       4,996     184,014       31,732         906      30,826
  Franklin Small Cap                                       67,564      10,412      57,152       47,156       6,975      40,181
  Franklin Small Cap Value Securities                      55,799       7,924      47,875       36,094      11,875      24,219
  Franklin U.S. Government                                 91,431      32,415      59,016      196,422     117,020      79,402
  Mutual Shares Securities                                 48,241      11,044      37,197       44,603       5,471      39,132
  Templeton Growth Securities                              75,519       9,491      66,028       59,311       8,412      50,899

J.P. Morgan Series Trust II:
  Mid-Cap Value                                            64,004       9,671      54,333       59,586      11,130      48,456
  Small Company                                            36,905       3,528      33,377       29,989       5,175      24,814

Summit Mutual Funds, Inc.-Pinnacle Series:
  NASDAQ 100 Index                                        131,702      17,950     113,752      135,580       8,715     126,865
  Russell 2000 Small Cap Index                            117,304       8,274     109,030       92,810       6,404      86,406
  S&P MidCap 400 Index                                    134,752      22,495     112,257      120,772      11,464     109,308

T. Rowe Price Equity Series, Inc.:
  Equity Income                                           190,232      15,314     174,918      143,755      22,984     120,771
  Mid-Cap Growth                                           92,790      61,145      31,645      100,572      55,779      44,793
  New America Growth                                       85,470      40,538      44,932      101,723      44,018      57,705
  Personal Strategy
  Balanced                                                177,690      48,361     129,329      165,570      72,665      92,905

T. Rowe Price International Series, Inc.:
  International Stock                                      45,462      16,937      28,525       36,397      21,617      14,780

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2004, 2003, 2002 and 2001, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

                                                          AS OF DECEMBER 31
                                              ----------------------------------------   INVESTMENT
                                                                UNIT                       INCOME       EXPENSE         TOTAL
SUBACCOUNT                                       UNITS        VALUE (4)    NET ASSETS     RATIO (1)     RATIO (2)     RETURN (3)
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
  Ultra:
    2004                                           163,290  $      11.24  $  1,835,672             -%         1.25%          9.34%
    2003                                            93,841         10.28       965,076             -          1.25          23.26
    2002                                            45,744          8.34       381,343          0.29          1.25         (23.63)
    2001 (5)                                         8,219         10.92        89,759             -          1.25           9.20
  Vista:
    2004                                           137,087         12.90     1,768,805             -          1.25          14.16
    2003                                            50,075         11.30       565,784             -          1.25          40.55
    2002                                            25,706          8.04       206,756             -          1.25         (20.71)
    2001 (5)                                         3,011         10.14        30,538             -          1.25           1.40

Dreyfus Variable Investment Fund:
  Appreciation:
    2004                                           162,844         10.77     1,753,625          1.95          1.25           3.76
    2003                                           120,859         10.38     1,254,504          2.04          1.25          19.72
    2002                                            51,576          8.67       447,340          1.90          1.25         (17.82)
    2001 (5)                                         7,412         10.55        78,157          0.96          1.25           5.50
  Developing Leaders:
    2004                                           216,038         12.87     2,780,217          0.24          1.25          10.00
    2003                                           141,921         11.70     1,660,760          0.04          1.25          30.00
    2002                                            79,879          9.00       718,597          0.04          1.25         (20.07)
    2001 (5)                                         2,938         11.26        33,093          0.45          1.25          12.60
  Disciplined Stock:
    2004                                            50,328         10.40       523,207          1.75          1.25           6.56
    2003                                            30,418          9.76       296,818          1.24          1.25          22.00
    2002                                            14,291          8.00       114,292          1.02          1.25         (23.59)
    2001 (5)                                         1,952         10.47        20,424          0.79          1.25           4.70

                                                          AS OF DECEMBER 31
                                              ----------------------------------------   INVESTMENT
                                                                UNIT                       INCOME       EXPENSE         TOTAL
SUBACCOUNT                                       UNITS        VALUE (4)    NET ASSETS     RATIO (1)     RATIO (2)     RETURN (3)
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund  (continued):
  Dreyfus Growth & Income:
    2004                                           122,298  $      10.48  $  1,281,920          1.35%         1.25%          6.07%
    2003                                            86,670          9.88       855,924          0.89          1.25          25.06
    2002                                            44,356          7.90       350,393          0.79          1.25         (26.24)
    2001 (5)                                         3,463         10.71        37,095          0.32          1.25           7.10
  International Equity:
    2004                                            58,549         15.64       915,868          5.09          1.25          23.05
    2003                                            31,203         12.71       396,670          5.76          1.25          41.07
    2002                                            15,471          9.01       139,352          4.40          1.25         (16.96)
    2001 (5)                                         1,410         10.85        15,297          1.69          1.25           8.50

Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Growth:
    2004                                            43,960          9.68       425,709          0.18          1.25           4.54
    2003                                            32,199          9.26       298,018             -          1.25          24.30
    2002                                            19,332          7.45       144,056          0.04          1.25         (30.05)
    2001 (5)                                         1,221         10.65        12,997             -          1.25           6.50

EquiTrust Variable Insurance Series Fund:
  Blue Chip:
    2004                                         1,580,442         22.67    35,823,983          1.48          1.25           4.76
    2003                                         1,580,127         21.64    34,189,390          1.56          1.25          24.15
    2002                                         1,610,768         17.43    28,072,426          1.66          1.25         (20.08)
    2001                                         1,684,176         21.81    36,725,789          1.57          1.25         (12.37)
  High Grade Bond:
    2004                                           914,546         17.93    16,394,299          4.33          1.25           3.05
    2003                                           861,472         17.40    14,991,720          4.50          1.25           4.13
    2002                                           852,597         16.71    14,248,591          4.90          1.25           7.05
    2001                                           640,404         15.61     9,998,793          6.09          1.25           7.73
  Managed:
    2004                                         1,416,022         21.57    30,544,192          1.95          1.25           7.26
    2003                                         1,329,756         20.11    26,746,811          2.59          1.25          21.22
    2002                                         1,313,018         16.59    21,787,077          3.22          1.25          (3.04)
    2001                                         1,222,743         17.11    20,918,714          4.11          1.25           6.80

                                                          AS OF DECEMBER 31
                                              ----------------------------------------   INVESTMENT
                                                                UNIT                       INCOME       EXPENSE         TOTAL
SUBACCOUNT                                       UNITS        VALUE (4)    NET ASSETS     RATIO (1)     RATIO (2)     RETURN (3)
---------------------------------------------------------------------------------------------------------------------------------
EquiTrust Variable Insurance Series Fund
  (continued):
  Money Market:
    2004                                           157,519  $      13.00  $  2,047,605          0.71%         1.25%         (0.54)%
    2003                                           193,303         13.07     2,525,524          0.54          1.25          (0.68)
    2002                                           305,120         13.16     4,015,249          1.17          1.25          (0.08)
    2001                                           421,395         13.17     5,550,054          3.40          1.25           2.25
  Strategic Yield:
    2004                                           777,832         19.15    14,897,598          5.97          1.25           7.58
    2003                                           698,445         17.80    12,432,472          7.05          1.25          10.56
    2002                                           680,587         16.10    10,954,544          7.01          1.25           4.21
    2001                                           628,034         15.45     9,705,209          7.90          1.25           7.89
  Value Growth:
    2004                                         1,244,447         15.18    18,887,237          1.05          1.25          10.16
    2003                                         1,258,389         13.78    17,337,172          1.45          1.25          29.15
    2002                                         1,295,950         10.67    13,832,555          1.91          1.25         (11.60)
    2001                                         1,312,539         12.07    15,837,183          1.98          1.25           5.69

Fidelity Variable Insurance Products Funds:
  Contrafund:
    2004                                         1,185,002         11.89    14,094,039          0.31          1.25          14.00
    2003                                         1,049,617         10.43    10,945,165          0.44          1.25          26.89
    2002                                           972,462          8.22     7,991,536          0.80          1.25         (10.46)
    2001                                           914,444          9.18     8,393,514          0.75          1.25         (13.31)
  Growth:
    2004                                         1,973,691          8.29    16,356,911          0.25          1.25           2.09
    2003                                         1,882,332          8.12    15,279,040          0.26          1.25          31.18
    2002                                         1,768,555          6.19    10,940,228          0.25          1.25         (30.92)
    2001                                         1,670,057          8.96    14,968,283          0.07          1.25         (18.69)
  Fidelity Growth & Income:
    2004                                           717,041          9.22     6,614,555          0.86          1.25           4.42
    2003                                           692,383          8.83     6,112,709          1.13          1.25          22.30
    2002                                           627,239          7.22     4,529,705          1.33          1.25         (17.67)
    2001                                           608,635          8.77     5,337,456          1.28          1.25          (9.87)

                                                          AS OF DECEMBER 31
                                              ----------------------------------------   INVESTMENT
                                                                UNIT                       INCOME       EXPENSE         TOTAL
SUBACCOUNT                                       UNITS        VALUE (4)    NET ASSETS     RATIO (1)     RATIO (2)     RETURN (3)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
   (continued):
  High Income:
    2004                                           154,734  $      14.14  $  2,188,421          6.30%         1.25%          8.02%
    2003                                            93,421         13.09     1,222,998          5.66          1.25          25.14
    2002                                            52,503         10.46       548,971          7.10          1.25           2.05
    2001 (5)                                        23,021         10.25       235,930             -          1.25           2.50
  Index 500:
    2004                                         1,693,653          9.11    15,433,181          1.22          1.25           9.23
    2003                                         1,521,805          8.34    12,693,063          1.38          1.25          26.75
    2002                                         1,357,050          6.58     8,924,397          1.22          1.25          18.35
    2001                                         1,124,475          8.56     9,631,017          1.08          1.25         (13.27)
  Mid-Cap:
    2004                                           331,871         15.84     5,255,705             -          1.25          23.17
    2003                                           203,389         12.86     2,615,895          0.21          1.25          36.52
    2002                                           124,985          9.42     1,177,068          0.36          1.25         (11.13)
    2001 (5)                                        10,934         10.60       115,874             -          1.25           5.98
  Overseas:
    2004                                           453,902         10.20     4,629,599          1.07          1.25          12.21
    2003                                           399,886          9.09     3,634,007          0.78          1.25          41.59
    2002                                           371,133          6.42     2,381,739          0.78          1.25         (21.23)
    2001                                           367,837          8.15     2,998,400          5.02          1.25         (22.16)

Franklin Templeton Variable Insurance Products
   Trust:
  Franklin Real Estate:
    2004                                           214,840         15.97     3,431,440          1.74          1.25          30.15
    2003 (6)                                        30,826         12.27       378,167          0.54          1.25          22.70
  Franklin Small Cap:
    2004                                           140,340         12.15     1,705,323             -          1.25          10.05
    2003                                            83,188         11.04       918,078             -          1.25          35.63
    2002                                            43,007          8.14       350,112          0.25          1.25         (29.58)
    2001 (5)                                         3,083         11.56        35,637             -          1.25          15.60
  Franklin Small Cap Value Securities:
    2004                                           134,507         16.37     2,201,574          0.17          1.25          22.26
    2003                                            86,632         13.39     1,160,071          0.22          1.25          30.51
    2002                                            62,413         10.26       640,381          0.39          1.25         (10.39)
    2001 (5)                                         3,576         11.45        40,947             -          1.25          14.50

                                                          AS OF DECEMBER 31
                                              ----------------------------------------   INVESTMENT
                                                                UNIT                       INCOME       EXPENSE         TOTAL
SUBACCOUNT                                       UNITS        VALUE (4)    NET ASSETS     RATIO (1)     RATIO (2)     RETURN (3)
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
  Products Trust (continued):
  Franklin U.S. Government:
    2004                                           309,027  $      11.06  $  3,419,129          4.92%         1.25%          2.12%
    2003                                           250,011         10.83     2,706,714          5.61          1.25           1.03
    2002                                           170,609         10.72     1,829,639          6.66          1.25           8.39
    2001 (5)                                        24,469          9.89       242,027             -          1.25          (1.10)
  Mutual Shares Securities:
    2004                                           148,444         12.54     1,861,579          0.75          1.25          11.27
    2003                                           111,247         11.27     1,254,082          0.99          1.25          23.57
    2002                                            72,115          9.12       657,644          0.97          1.25         (12.89)
    2001 (5)                                        13,162         10.47       137,806             -          1.25           4.70
  Templeton Growth Securities:
    2004                                           185,609         13.02     2,416,744          1.17          1.25          14.61
    2003                                           119,581         11.36     1,358,683          1.49          1.25          30.42
    2002                                            68,682          8.71       597,937          2.37          1.25         (19.50)
    2001 (5)                                        10,389         10.82       112,361             -          1.25           8.20

J.P. Morgan Series Trust II:
  Mid-Cap Value:
    2004                                           187,455         16.42     3,078,355          0.28          1.25          19.59
    2003                                           133,122         13.73     1,828,219          0.31          1.25          27.96
    2002                                            84,666         10.73       908,116          0.04          1.25          (0.37)
    2001 (5)                                        17,294         10.77       186,265             -          1.25           7.70
  Small Company:
    2004                                            85,463         14.99     1,281,174             -          1.25          25.65
    2003                                            52,086         11.93       621,606             -          1.25          34.20
    2002                                            27,272          8.89       242,314          0.14          1.25         (22.56)
    2001 (5)                                         4,098         11.48        47,055             -          1.25          14.80

Summit Mutual Funds, Inc.-Pinnacle Series:
  NASDAQ 100 Index:
    2004                                           353,670         13.44     4,752,648             -          1.25           8.74
    2003                                           239,918         12.36     2,965,211             -          1.25          46.79
    2002                                           113,053          8.42       951,683             -          1.25         (38.27)
    2001 (5)                                        21,181         13.64       288,889             -          1.25          36.40

                                                          AS OF DECEMBER 31
                                              ----------------------------------------   INVESTMENT
                                                                UNIT                       INCOME       EXPENSE         TOTAL
SUBACCOUNT                                       UNITS        VALUE (4)    NET ASSETS     RATIO (1)     RATIO (2)     RETURN (3)
---------------------------------------------------------------------------------------------------------------------------------
Summit Mutual Funds, Inc.-Pinnacle
  Series (continued):
  Russell 2000  Small Cap Index:
    2004                                           283,080  $      16.03  $  4,537,852          0.16%         1.25%         16.24%
    2003                                           174,050         13.79     2,399,899          0.50          1.25          44.40
    2002                                            87,644          9.55       836,706          0.09          1.25         (21.98)
    2001 (5)                                        10,938         12.24       133,933          0.27          1.25          22.40
  S&P MidCap 400 Index:
    2004                                           362,110         15.24     5,520,077          0.23          1.25          14.33
    2003                                           249,853         13.33     3,331,143          0.47          1.25          33.03
    2002                                           140,545         10.02     1,407,862          0.36          1.25         (16.15)
    2001 (5)                                        23,279         11.95       278,262             -          1.25          19.50

T. Rowe Price Equity Series, Inc.:
  Equity Income:
    2004                                           574,473         12.75     7,323,468          1.68          1.25          13.54
    2003                                           399,555         11.23     4,487,528          1.78          1.25          23.95
    2002                                           278,784          9.06     2,525,934          1.97          1.25         (14.20)
    2001 (5)                                        39,268         10.56       414,662          0.57          1.25           5.60
  Mid-Cap Growth:
    2004                                           732,303         15.10    11,061,140             -          1.25          16.87
    2003                                           700,658         12.92     9,053,940             -          1.25          36.72
    2002                                           655,865          9.45     6,199,755             -          1.25         (22.22)
    2001                                           635,106         12.15     7,719,244             -          1.25          (2.15)
  New America Growth:
    2004                                           557,630          8.49     4,735,858          0.06          1.25           9.55
    2003                                           512,698          7.75     3,975,816             -          1.25          33.39
    2002                                           454,993          5.81     2,643,889             -          1.25         (29.23)
    2001                                           419,417          8.21     3,442,752             -          1.25         (12.94)
  Personal Strategy Balanced:
    2004                                         1,088,258         12.84    13,969,954          2.08          1.25          11.46
    2003                                           958,929         11.52    11,048,932          2.25          1.25          23.21
    2002                                           866,024          9.35     8,094,682          2.66          1.25          (8.96)
    2001                                           653,152         10.27     6,704,611          2.97          1.25          (3.57)

                                                          AS OF DECEMBER 31
                                              ----------------------------------------   INVESTMENT
                                                                UNIT                       INCOME       EXPENSE         TOTAL
SUBACCOUNT                                       UNITS        VALUE (4)    NET ASSETS     RATIO (1)     RATIO (2)     RETURN (3)
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Series, Inc.:
  International Stock:
    2004                                           269,908  $       9.20  $  2,484,494          1.20%         1.25%         12.33%
    2003                                           241,383          8.19     1,977,326          1.34          1.25          28.98
    2002                                           226,603          6.35     1,439,901          0.98          1.25         (19.31)
    2001                                           209,554          7.87     1,650,186          2.05          1.25         (23.22)

  (1) These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

  (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  (3) These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

  (4) There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

  (5) Subaccount commenced operations on October 1, 2001.

  (6) Subaccount commenced operations on May 1, 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Farm Bureau Life Insurance Company

We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Farm Bureau Life Insurance Company at December 31, 2004 and 2003, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 the Company changed its method of accounting for guaranteed minimum death benefits and incremental death benefits on its variable annuities.


                                                           /s/ Ernst & Young LLP


Des Moines, Iowa
February 4, 2005

                       FARM BUREAU LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEETS
                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                                                  DECEMBER 31,
                                                                                        -------------------------------
                                                                                             2004            2003
                                                                                        --------------   --------------
ASSETS
Investments:
   Fixed maturities--available for sale, at market (amortized cost: 2004--
     $3,730,430; 2003--$3,301,940)                                                      $    3,916,035   $    3,476,977
   Equity securities--available for sale, at market (cost: 2004--$54,143; 2003--
     $55,264)                                                                                   69,822           66,730
   Mortgage loans on real estate                                                               521,237          464,195
   Derivative instruments                                                                        3,242            2,657
   Investment real estate, less allowances for depreciation of $2,016 in 2004 and
     $5,529 in 2003                                                                              9,441           27,800
   Policy loans                                                                                155,379          155,801
   Other long-term investments                                                                   1,300            1,301
   Short-term investments                                                                        6,655           19,708
                                                                                        --------------   --------------
Total investments                                                                            4,683,111        4,215,169

Cash and cash equivalents                                                                        3,453          154,828
Securities and indebtedness of related parties                                                  45,517           41,656
Accrued investment income                                                                       44,240           38,594
Amounts receivable from affiliates                                                                  --            3,813
Reinsurance recoverable                                                                         76,372           76,566
Deferred policy acquisition costs                                                              336,883          314,621
Deferred sales inducements                                                                       1,718               --
Value of insurance in force acquired                                                            45,839           47,327
Property and equipment, less allowances for depreciation of $12,294 in 2004 and
   $11,349 in 2003                                                                               9,935            9,097
Current income taxes recoverable                                                                    --           34,218
Goodwill                                                                                         9,939            9,939
Other assets                                                                                    12,218           12,418
Assets held in separate accounts                                                               476,182          401,053
                                                                                        --------------   --------------
Total assets                                                                            $    5,745,407   $    5,359,299
                                                                                        ==============   ==============

                       FARM BUREAU LIFE INSURANCE COMPANY

                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                                                  DECEMBER 31,
                                                                                        -------------------------------
                                                                                             2004             2003
                                                                                        --------------   --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy liabilities and accruals:
     Future policy benefits:
       Interest sensitive products                                                      $    2,559,598   $    2,376,727
        Traditional life insurance and accident and health products                          1,112,805        1,077,439
        Unearned revenue reserve                                                                27,552           28,311
     Other policy claims and benefits                                                           13,244           15,406
                                                                                        --------------   --------------
                                                                                             3,713,199        3,497,883
   Other policyholders' funds:
     Supplementary contracts without life contingencies                                        368,614          351,754
     Advance premiums and other deposits                                                       157,369          145,178
     Accrued dividends                                                                          12,014           13,025
                                                                                        --------------   --------------
                                                                                               537,997          509,957
   Amounts payable to affiliates                                                                 2,621               --
   Current income taxes                                                                          1,069               --
   Deferred income taxes                                                                       123,641          117,740
   Other liabilities                                                                            71,296           78,671
   Liabilities related to separate accounts                                                    476,182          401,053
                                                                                        --------------   --------------
Total liabilities                                                                            4,926,005        4,605,304

Minority interest in subsidiaries                                                                    3               20

Stockholder's equity:
   Preferred stock, 7 1/2% cumulative, par value $50.00 per share--authorized 6,000
     shares                                                                                         --               --
   Common stock, par value $50.00 per share--authorized 994,000 shares, issued
     and outstanding 50,000 shares                                                               2,500            2,500
   Additional paid-in capital                                                                  171,222          171,207
   Accumulated other comprehensive income                                                      117,285          107,655
   Retained earnings                                                                           528,392          472,613
                                                                                        --------------   --------------
Total stockholder's equity                                                                     819,399          753,975
                                                                                        --------------   --------------
Total liabilities and stockholder's equity                                              $    5,745,407   $    5,359,299
                                                                                        ==============   ==============

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY

                        CONSOLIDATED STATEMENTS OF INCOME
                             (DOLLARS IN THOUSANDS)

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                  ------------------------------------------------
                                                                                        2004            2003             2002
                                                                                  --------------   --------------   --------------
Revenues:
   Interest sensitive and index product charges                                   $       69,949   $       83,944   $       78,475
   Traditional life insurance premiums                                                   127,124          129,190          121,999
   Accident and health premiums                                                              480              566              493
   Net investment income                                                                 270,200          393,248          347,814
   Derivative income (loss)                                                                  295           17,078          (10,418)
   Realized gains (losses) on investments                                                  7,473           (2,008)         (14,879)
   Other income                                                                            1,378            1,372            1,422
                                                                                  --------------   --------------   --------------
     Total revenues                                                                      476,899          623,390          524,906
Benefits and expenses:
   Interest sensitive and index product benefits                                         155,675          260,470          209,626
   Traditional life insurance and accident and health benefits                            78,625           75,852           74,728
   Increase in traditional life and accident and health future policy benefits            34,259           32,745           33,262
   Distributions to participating policyholders                                           23,502           27,443           29,540
   Underwriting, acquisition and insurance expenses                                      109,484          133,243          105,819
   Interest expense                                                                           --              453              684
   Other expenses                                                                             41               47               46
                                                                                  --------------   --------------   --------------
     Total benefits and expenses                                                         401,586          530,253          453,705
                                                                                  --------------   --------------   --------------
                                                                                          75,313           93,137           71,201
Income taxes                                                                             (20,908)         (31,322)         (23,091)
Minority interest in earnings of subsidiaries                                                (24)               3              (68)
Equity income, net of related income taxes                                                 1,398            5,809              214
                                                                                  --------------   --------------   --------------
Net income                                                                        $       55,779   $       67,627   $       48,256
                                                                                  ==============   ==============   ==============

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (DOLLARS IN THOUSANDS)

                                                                                      ACCUMULATED
                                                                        ADDITIONAL       OTHER                         TOTAL
                                                            COMMON       PAID-IN     COMPREHENSIVE     RETAINED    STOCKHOLDER'S
                                                            STOCK        CAPITAL     INCOME (LOSS)     EARNINGS        EQUITY
                                                         ------------  ------------  -------------   ------------  -------------
Balance at January 1, 2002                               $      2,500  $    146,501   $     39,414   $    530,593   $    719,008
   Comprehensive income:
     Net income for 2002                                           --            --             --         48,256         48,256
     Change in net unrealized investment gains/losses              --            --         55,781             --         55,781
                                                                                                                    ------------
   Total comprehensive income                                                                                            104,037
   Adjustment resulting from capital transactions
     of equity investee                                            --          (209)            --             --           (209)
   Cash dividends paid to parent                                   --            --             --        (20,000)       (20,000)
                                                         ------------  ------------   ------------   ------------   ------------
Balance at December 31, 2002                                    2,500       146,292         95,195        558,849        802,836
   Comprehensive income:
     Net income for 2003                                           --            --             --         67,627         67,627
     Change in net unrealized investment gains/losses              --            --         26,355             --         26,355
                                                                                                                    ------------
   Total comprehensive income                                                                                             93,982
   Adjustment resulting from capital transactions
     of equity investee                                            --           (85)            --             --            (85)
   Capital contribution from parent                                --        25,000             --             --         25,000
   Cash dividends paid to parent                                   --            --             --        (15,000)       (15,000)
   Dividend of EquiTrust Life Insurance Company
     to parent                                                     --            --        (13,895)      (138,863)      (152,758)
                                                         ------------  ------------   ------------   ------------   ------------
Balance at December 31, 2003                                    2,500       171,207        107,655        472,613        753,975
   Comprehensive income:
     Net income for 2004                                           --            --             --         55,779         55,779
     Change in net unrealized investment gains/losses              --            --          9,630             --          9,630
                                                                                                                    ------------
   Total comprehensive income                                                                                             65,409
   Adjustment resulting from capital transactions
     of equity investee                                            --            15             --             --             15
                                                         ------------  ------------   ------------   ------------   ------------
Balance at December 31, 2004                             $      2,500  $    171,222   $    117,285   $    528,392   $    819,399
                                                         ============  ============   ============   ============   ============

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                  ------------------------------------------------
                                                                                       2004             2003             2002
                                                                                  --------------   --------------   --------------
OPERATING ACTIVITIES
Net income                                                                        $       55,779   $       67,627   $       48,256
   Adjustments to reconcile net income to net cash provided by operating activities:
       Adjustments related to interest sensitive and index products:
       Interest credited to account balances, excluding
         deferred sales inducements                                                      126,399          202,599          174,687
       Change in fair value of embedded derivatives                                           --           14,203            1,005
       Charges for mortality and administration                                          (64,818)         (79,989)         (75,658)
       Deferral of unearned revenues                                                         807            1,264            2,159
       Amortization of unearned revenue reserve                                           (1,753)          (1,763)          (1,978)
   Provision for depreciation and amortization                                             4,544          (21,824)          (9,279)
   Equity income                                                                          (1,398)          (5,809)            (214)
   Realized (gains) losses on investments                                                 (7,473)           2,008           14,879
   Increase in traditional life and accident and health benefit
     accruals, net of reinsurance                                                         34,259           32,973           33,262
   Policy acquisition costs deferred                                                     (50,022)        (116,248)        (151,157)
   Amortization of deferred policy acquisition costs                                      25,355           44,792           21,633
   Amortization of deferred sales inducements                                                 --            4,040            1,048
   Provision for deferred income taxes                                                       708             (659)          12,277
   Other                                                                                  41,564           (5,335)          26,192
                                                                                  --------------   --------------   --------------
Net cash provided by operating activities                                                163,951          137,879           97,112

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
   Fixed maturities--available for sale                                                  869,117        1,704,603          931,000
   Equity securities--available for sale                                                   2,412            6,439           16,540
   Mortgage loans on real estate                                                          36,490           78,884           61,155
   Investment real estate                                                                 23,958              632              500
   Policy loans                                                                           33,237           37,621           42,352
   Other long-term investments                                                                 1                2              216
   Short-term investments--net                                                            13,053           17,698               --
                                                                                  --------------   --------------   --------------
                                                                                         978,268        1,845,879        1,051,763

Acquisition of investments:
   Fixed maturities--available for sale                                               (1,298,681)      (2,442,029)      (1,897,056)
   Equity securities--available for sale                                                    (464)          (8,339)          (4,069)
   Mortgage loans on real estate                                                         (93,547)        (231,472)        (159,444)
   Investment real estate                                                                 (1,286)          (4,720)          (3,104)
   Policy loans                                                                          (32,815)         (36,171)         (40,295)
   Other long-term investments                                                                --               (4)              --
   Short-term investments--net                                                                --               --          (24,494)
                                                                                  --------------   --------------   --------------
                                                                                      (1,426,793)      (2,722,735)      (2,128,462)

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                  ------------------------------------------------
                                                                                       2004             2003             2002
                                                                                  --------------   --------------   --------------
INVESTING ACTIVITIES (CONTINUED)
Proceeds from disposal, repayments of advances and other
   distributions from equity investees and related parties                        $        3,535   $       13,071   $        6,618
Investments in and advances to equity investees and related parties                       (4,480)         (17,437)             (50)
Net purchases of property and equipment and other                                         (2,568)              51           (1,900)
                                                                                  --------------   --------------   --------------
Net cash used in investing activities                                                   (452,038)        (881,171)      (1,072,031)

FINANCING ACTIVITIES
Receipts from interest sensitive and index products credited
   to policyholder account balances                                                      406,416        1,117,549        1,258,029
Return of policyholder account balances on interest sensitive
   and index products                                                                   (269,663)        (395,993)        (287,151)
Distributions related to minority interests--net                                             (41)             (58)             (36)
Capital contribution from parent                                                              --           25,000               --
Dividends paid to parent                                                                      --          (85,234)         (20,000)
                                                                                  --------------   --------------   --------------
Net cash provided by financing activities                                                136,712          661,264          950,842
                                                                                  --------------   --------------   --------------
Decrease in cash and cash equivalents                                                   (151,375)         (82,028)         (24,077)
Cash and cash equivalents at beginning of year                                           154,828          236,856          260,933
                                                                                  --------------   --------------   --------------
Cash and cash equivalents at end of year                                          $        3,453   $      154,828   $      236,856
                                                                                  ==============   ==============   ==============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (received) during the year for:
   Interest                                                                           $       --   $          476   $          692
   Income taxes                                                                          (14,333)          43,109           18,144
Non-cash operating activity:
   Deferral of sales inducements                                                           1,718           19,763           19,079
Non-cash investing activity:
   Transfer of investments from securities and indebtedness
     of related parties to equity securities                                                  --           38,312               --
Non-cash financing activity:
   Refinancing of short-term debt                                                             --           40,000               --
   Dividend of EquiTrust Life Insurance Company to parent, excluding cash and cash equivalents of $70,234:
     Investments                                                                              --        2,113,876               --
     Deferred policy acquisition costs                                                        --          216,948               --
     Deferred sales inducements                                                               --           39,143               --
     Other assets                                                                             --          140,650               --
     Policy liabilities and accruals                                                          --       (2,228,112)              --
     Other liabilities                                                                        --         (139,981)              --

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

Farm Bureau Life Insurance Company (we or the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the life insurance industry. We market individual life insurance policies and annuity contracts to Farm Bureau members and other individuals and businesses in the Midwestern and Western sections of the United States through an exclusive agency force.

On December 31, 2003, we transferred our stock in our wholly-owned subsidiary, EquiTrust Life Insurance Company (EquiTrust Life), to our parent through an "extraordinary" dividend. The dividend, which was approved by the Iowa Insurance Commissioner, was recorded at $152.8 million, our carrying value for EquiTrust Life. EquiTrust Life's net income totaled $14.4 million in 2003 and $7.8 million in 2002 and is included in our 2003 and 2002 consolidated income statements. During these periods, EquiTrust Life marketed variable products through alliances with other insurance companies through modified coinsurance agreements and a regional broker-dealer and assumed, through coinsurance agreements, a percentage of certain fixed and index annuities written by American Equity Investment Life Insurance Company (American Equity) and a percentage of traditional life, universal life and annuity business in force written by EMC National Life Company (EMCNL).

CONSOLIDATION

Our consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions have been eliminated.

ACCOUNTING CHANGES

Effective January 1, 2004, we adopted Statement of Position (SOP) 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," issued by the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants. The SOP provides guidance on separate account presentation and valuation, the accounting for sales inducements (including premium bonuses and bonus interest) and the classification and valuation of long-duration contract liabilities. To comply with this SOP, we changed our method of computing reserves for guaranteed minimum death benefits (GMDB) and incremental death benefits (IDB) associated with our variable annuities and changed our presentation of deferred expenses relating to sales inducements.

Variable annuity and variable universal life contracts are the only contracts reported in our separate accounts. These contracts generally do not have any minimum guarantees other than minimum interest guarantees on funds deposited in our general account and GMDBs on our variable annuities. In addition, certain variable annuity contracts have an IDB rider that pays the contract holder a percentage of the gain on the contract. Information regarding our GMDBs and IDBs by type of guarantee and related separate account balance and net amount at risk (amount by which GMDB or IDB exceeds account value) is as follows:

                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               -------------------------  ------------------------
                                                                SEPARATE                  SEPARATE
                                                                ACCOUNT    NET AMOUNT AT   ACCOUNT   NET AMOUNT AT
            TYPE OF GUARANTEE                                    BALANCE       RISK        BALANCE       RISK
      ------------------------------------------------------------------------------------------------------------
                                                                            (DOLLARS IN THOUSANDS)
      Guaranteed minimum death benefit:
        Return of net deposits                                 $ 203,263     $  6,099     $ 190,172    $ 10,068
        Return the greater of highest anniversary
          value or net deposits                                   64,875           --        26,353         329
      Incremental death benefit                                  196,201       13,907       182,188       9,233
                                                                             --------                  --------
        Total                                                                $ 20,006                  $ 19,630
                                                                             ========                  ========

The separate account assets are principally comprised of stock and bond mutual funds. The reserve for GMDBs and IDBs, determined using scenario-based modeling techniques and industry mortality assumptions, totaled $0.4 million at December 31, 2004 and $0.7 million at December 31, 2003. The weighted average age of the contract holders with a GMDB or IDB rider was 57 years at December 31, 2004 and 55 years at December 31, 2003.

Incurred benefits for GMDBs and IDBs totaled ($0.2) million for 2004, excluding the impact of the adoption of SOP 03-1 and $0.3 million for 2003 and 2002. Paid benefits for GMDBs and IDBs totaled less than $0.1 million for 2004, $0.1 million for 2003 and $0.2 million for 2002. The adoption of SOP 03-1 provisions relating to GMDBs and IDBs resulted in an increase to net income for 2004 totaling less than $0.1 million.

Certain of our life policies have a premium bonus credited to the contracts. Also, certain EquiTrust Life annuity contracts contain either a premium bonus credited to the contract holder's account balance or a bonus interest crediting rate which applies to the first contract year only. These sales inducements are deferred and amortized over the expected life of the contracts based primarily on the emergence of gross profits. Sales inducements deferred totaled $1.7 million in 2004, $19.8 million in 2003 and $19.1 million in 2002 and amounts amortized totaled $4.0 million in 2003 and $1.0 million in 2002. Beginning January 1, 2004, the amortization of deferred sales inducements is reported in interest sensitive and index product benefits on the consolidated statement of income. Amounts related to sales inducements in the 2003 and 2002 consolidated financial statements, previously reported with deferred policy acquisition costs, have been reclassified to conform to the 2004 financial statement presentation. The adoption of SOP 03-1 provisions relating to sales inducements had no impact on net income for 2004.

Effective July 1, 2003, we adopted Statement of Financial Accounting Standards (Statement) No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." Statement No. 149 codifies several Derivatives Implementation Group (DIG) issues, including DIG Issue C18, "Scope Exceptions:
Shortest Period Criterion for Applying the Regular-Way Security Trades Exception to When-Issued Securities or Other Securities That Do Not Yet Exist." DIG Issue C18 clarifies the applicability of Statement No. 133 to when-issued securities by holding that the regular-way security trade exception may not be applied to securities which are not settled within the shortest period possible for that security. If settlement does not occur within the shortest period possible, there is deemed to be a forward contract for the purchase of that security which is subject to fair value accounting under Statement No. 133. We occasionally purchase asset-backed securities and agree to settle at a future date, even though the same security or an essentially similar security could be settled at an earlier date. For these securities, any changes in the market value of the security from the trade date through the settlement date are recorded as derivative income (loss) rather than as a component of accumulated other comprehensive income (loss). The adoption of Statement No. 149 had no impact on net income for 2004 and resulted in a decrease to net income totaling $0.4 million for 2003.

Effective October 1, 2003, we adopted the DIG's Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance and Debt Instruments that Incorporate Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under those Instruments" (DIG
B36). DIG B36 addresses whether Statement No. 133 requires bifurcation of modified coinsurance arrangements and debt instruments into a debt host contract and an embedded derivative if the coinsurance agreement or debt instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor of that agreement or instrument. Under DIG B36, a modified coinsurance agreement where interest on funds withheld is determined by reference to a pool of fixed maturity assets is an example of an arrangement containing embedded derivatives requiring bifurcation. Embedded derivatives in these contracts are to be recorded at fair value at each balance sheet date and changes in the fair values of the derivatives are recorded as income or expense. This guidance applies to general account investments supporting EquiTrust Life's variable alliance business. We have no embedded derivatives pertaining to funds withheld on variable business at December 31, 2004 or 2003. The adoption of DIG B36 resulted in an increase to net income of $0.2 million for 2003.

In January 2003, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51." Interpretation No. 46 establishes a variable interests model to follow when determining whether or not to consolidate an entity that is not evaluated for consolidation under the traditional voting interests model. This Interpretation generally requires that a company (investee) being evaluated under the variable interests model be consolidated if (a) the investor has decision making powers over the entity--that is, the ability to buy and sell assets or conduct operations or (b) the investor is exposed to the majority of the risks or rewards of the entity. In addition, the Interpretation requires that investments made by related parties be analyzed together in applying the variable interests model. The disclosure provisions of this Interpretation are effective for financial statements issued after January 31, 2003. The consolidation provisions are effective for new transactions entered into after January 31, 2003 and for pre-existing entities as of December 31, 2003. The adoption of the Interpretation did not have a material impact on our consolidated financial statements.

In March 2004, the FASB's Emerging Issues Task Force (EITF) reached a consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). EITF 03-1 provides guidance regarding the meaning of other-than-temporary impairment and its application to investments classified as either available-for-sale or held-to-maturity under FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and to equity securities accounted for under the cost method. Included in EITF 03-1 is guidance on how to account for impairments that are solely due to interest rate changes, including changes resulting from increases in sector credit spreads. This guidance was to become effective for reporting periods beginning after June 15, 2004. However, on September 30, 2004, the FASB issued a Staff Position that delays the effective date for the recognition and measurement guidance of EITF 03-1 until additional clarifying guidance is issued. The issuance of this guidance was delayed during the fourth quarter of 2004, with additional discussion of this issue by the FASB planned for 2005. We are not able to assess the impact of the adoption of EITF 03-1 until final guidance is issued.

INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

All of our fixed maturity securities, comprised of bonds and redeemable preferred stocks, are designated as "available for sale" and are reported at market value. Unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities, are included directly in stockholder's equity as a component of accumulated other comprehensive income or loss. Unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities are recorded as a component of derivative income (loss) in the consolidated statements of income. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve that would have been required as a charge or credit to income had such amounts been realized. Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities' expected lives.

Equity securities, comprised of common and non-redeemable preferred stocks, are designated as "available for sale" and reported at market value. The change in unrealized appreciation and depreciation of equity securities is included directly in stockholder's equity, net of any related deferred income taxes, as a component of accumulated other comprehensive income or loss.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan (discounted at the loan's effective interest rate), or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis.

DERIVATIVE INSTRUMENTS

Derivative instruments include interest rate swaps used to reduce our exposure to increases in market interest rates on a portion of our annuity product portfolio. In addition, prior to 2004 we have embedded derivatives associated with EquiTrust Life's index annuity business, certain modified coinsurance contracts and when-issued investment trading activity. All derivatives are recognized as either assets or liabilities in the consolidated balance sheets and measured at fair value.

Our interest rate swaps are accounted for as cash flow hedges. The swaps are carried on the consolidated balance sheet as either a derivative instrument or other liability. The effective portion of any unrealized gain or loss is recorded in accumulated other comprehensive income. If a portion of the hedges become ineffective, the ineffective portion of any unrealized gain or loss on the swap will be recorded in earnings as a component of derivative income (loss) as it occurs. The net periodic interest settlement between the interest paid and the interest received under these swaps is recorded as a component of interest sensitive product benefits.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change. See Note 1, "Significant Accounting Policies--Accounting Changes," and Note 3, "Derivative Instruments," for more information regarding our derivative instruments and embedded derivatives.

INVESTMENT REAL ESTATE

Investment real estate is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, which is included with investment real estate in our consolidated balance sheets, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or estimated fair value on the foreclosure date. The carrying value of these assets is subject to regular review. For properties not held for sale, if indicators of impairment are present and a property's expected undiscounted cashflows are not sufficient to recover the property's carrying value, an impairment loss is recognized and the property's cost basis is reduced to fair value. If the fair value, less estimated sales costs, of real estate held for sale decreases to an amount lower than its carrying value, the carrying value of the real estate is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments.

OTHER INVESTMENTS

Policy loans are reported at unpaid principal balance. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Other long-term investments include an investment deposit which is reported at amortized cost.

Securities and indebtedness of related parties include investments in corporations and partnerships over which we may exercise significant influence. These corporations and partnerships operate predominately in the insurance, broker-dealer, investment company and real estate industries. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. For partnerships operating in the investment company industry, this income or loss includes changes in unrealized gains and losses in the partnerships' investment portfolios. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity.

REALIZED GAINS AND LOSSES ON INVESTMENTS

The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its fair value and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments. Realized gains and losses on sales are determined on the basis of specific identification of investments. If we expect that an issuer of a security will modify its payment pattern from contractual terms but no writedown is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

MARKET VALUES

Market values of fixed maturity securities are reported based on quoted market prices, where available. Market values of fixed maturity securities not actively traded in a liquid market are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bond yields. Market values of the conversion features embedded in convertible fixed maturity securities are estimated using an option-pricing model. Market values of redeemable preferred stocks, equity securities, and interest rate swaps are based on the latest quoted market prices, or for those stocks not readily marketable, generally at values which are representative of the market values of comparable issues. Market values relating to our when-issued securities trading are based on the difference between the fair value and the cost basis of the underlying investments. Market values for the embedded derivatives in our reinsurance recoverable relating to call options assumed by EquiTrust Life were based on quoted market prices.

CASH AND CASH EQUIVALENTS

For purposes of our consolidated statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

REINSURANCE RECOVERABLE

We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable generally consists of the reinsurers' share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable generally consists of premium receivable, net of our share of benefits and expenses we owe to the ceding company.

We, through EquiTrust Life, assumed certain fixed and index annuity contracts issued by American Equity (the coinsurance agreement) through December 31, 2003. The call options used to fund the index credits on the index annuities were purchased by and maintained on the books of American Equity. Changes in market value of the call options, as well as option proceeds, are included as a component of derivative income (loss) on our consolidated statements of income. See Note 5, "Reinsurance, Acquisition and Policy Provisions," for additional information regarding this reinsurance agreement.

DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF INSURANCE IN FORCE ACQUIRED
Deferred policy acquisition costs include certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. Deferred sales inducements include premium bonuses and bonus interest credited to contracts during the first contract year only. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value is determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrued on the unamortized balance at a weighted average rate of 5.02% in 2004, 5.28% in 2003 and 5.78% in 2002.

For participating traditional life insurance and interest sensitive and index products, these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. For nonparticipating traditional life and accident and health insurance products, these costs are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

PROPERTY AND EQUIPMENT

Property and equipment, comprised primarily of furniture, equipment and capitalized software costs, are reported at cost less allowances for depreciation and amortization. Depreciation and amortization expense is computed primarily using the straight-line method over the estimated useful lives of the assets. Furniture and equipment had a carrying value of $8.9 million at December 31, 2004 and $7.2 million at December 31, 2003, and estimated useful lives that generally range from two to ten years. Capitalized software costs had a carrying value of $1.0 million at December 31, 2004 and $1.9 million at December 31, 2003, and estimated useful lives that range from two to five years. Depreciation expense was $0.4 million in 2004, $0.6 million in 2003 and $0.4 million in 2002. Amortization expense was $1.3 million in 2004, $2.2 million in 2003 and $2.1 million in 2002.

GOODWILL

Goodwill represents the excess of amount paid to acquire a company over the fair value of its net assets acquired. Goodwill is not amortized but is subject to annual impairment testing. We have performed impairment testing and determined none of our goodwill was impaired as of December 31, 2004 or December 31, 2003.

FUTURE POLICY BENEFITS

Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for index annuities are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive products. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

For our direct business, interest crediting rates for interest sensitive products ranged from 1.75% to 5.50% in 2004, 2.55% to 5.55% in 2003 and from 3.00% to 6.25% in 2002. For interest sensitive products assumed by EquiTrust Life through coinsurance agreements, interest crediting rates ranged from 3.25% to 12.00% in 2003 and from 3.50% to 12.00% in 2002.

The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.00% to 6.00%. The average rate of assumed investment yields used in estimating gross margins was 6.51% in 2004, 6.87% in 2003 and 7.47% in 2002. Accrued dividends for participating business are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of the Board of Directors. Participating business accounted for 44% of direct receipts from policyholders during 2004 (2003--43%, 2002--41%) and represented 15% of life insurance in force at December 31, 2004 (2003 and 2002--15%). The liability for future policy benefits for non-participating traditional life insurance is computed using a net level method, including assumptions as to mortality, persistency and interest and includes provisions for possible unfavorable deviations.

The liabilities for future policy benefits for accident and health insurance are computed using a net level (or an equivalent) method, including assumptions as to morbidity, mortality and interest and include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.

The unearned revenue reserve reflects the unamortized balance of charges assessed to interest sensitive contract holders to compensate us for services to be performed over future periods (policy initiation fees). These charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

GUARANTY FUND ASSESSMENTS

From time to time, assessments are levied on us by guaranty associations in most states in which we are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes.

We had undiscounted reserves of $0.1 million at December 31, 2004 and December 31, 2003 to cover estimated future assessments on known insolvencies. We had assets totaling $0.1 million at December 31, 2004 and $0.2 million at December 31, 2003 representing estimated premium tax offsets on paid and future assessments. Expenses (credits) incurred for guaranty fund assessments, net of related premium tax offsets, totaled less than $0.1 million in 2004 and 2003 and ($0.1) million in 2002. It is anticipated that estimated future guaranty fund assessments on known insolvencies will be paid during 2005 and substantially all the related future premium tax offsets will be realized during the five year period ending December 31, 2009. We believe the reserve for guaranty fund assessments is sufficient to provide for future assessments based upon known insolvencies and projected premium levels.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in our accompanying consolidated balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for interest sensitive, index and variable products consist of policy charges for the cost of insurance, asset charges, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. The timing of revenue recognition as it relates to these charges and fees is determined based upon the nature of such charges and fees. Policy charges for the cost of insurance, asset charges and policy administration charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Certain policy initiation fees that represent compensation for services to be provided in the future are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are determined based upon contractual terms and are recognized upon surrender of a contract. Policy benefits and claims charged to expense include interest or index amounts credited to policyholder account balances (excluding sales inducements) and benefit claims incurred in excess of policyholder account balances during the period. Changes in the reserves for the embedded derivatives in the index annuities and amortization of deferred acquisition costs and deferred sales inducements are recognized as expenses over the life of the policy.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs and deferred sales inducements.

All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is generally amortized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.

COMPREHENSIVE INCOME

Unrealized gains and losses on our available-for-sale securities and interest rate swaps are included in accumulated other comprehensive income in stockholder's equity. Other comprehensive income excludes net investment gains (losses) included in net income which represent transfers from unrealized to realized gains and losses. These amounts totaled $1.2 million in 2004, $1.0 million in 2003 and ($7.0) million in 2002. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve totaling ($1.2) million in 2004, ($0.4) million in 2003 and $5.9 million in 2002.

RECLASSIFICATIONS

Reclassifications relating to derivative instruments and deferred sales inducements have been made to the 2003 and 2002 consolidated financial statements to conform to the 2004 presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducements, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

2. INVESTMENT OPERATIONS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables contain amortized cost and estimated market value information on fixed maturities and equity securities:

                                                                                GROSS       GROSS
                                                                              UNREALIZED  UNREALIZED    ESTIMATED
                                                             AMORTIZED COST     GAINS       LOSSES    MARKET VALUE
                                                             -----------------------------------------------------
                                                                             (DOLLARS IN THOUSANDS)
DECEMBER 31, 2004
Bonds:
   United States Government and agencies                       $   304,378    $   5,809    $   (449)   $   309,738
   State, municipal and other governments                          195,520        5,970        (680)       200,810
   Public utilities                                                104,968        8,144        (367)       112,745
   Corporate securities                                          1,592,416      124,500      (3,687)     1,713,229
   Mortgage and asset-backed securities                          1,469,382       42,017      (4,326)     1,507,073
Redeemable preferred stocks                                         63,766        8,674          --         72,440
                                                               ---------------------------------------------------
Total fixed maturities                                         $ 3,730,430    $ 195,114    $ (9,509)   $ 3,916,035
                                                               ===================================================
Equity securities                                              $    54,143    $  15,815    $   (136)   $    69,822
                                                               ===================================================

                                                                                GROSS       GROSS
                                                                              UNREALIZED  UNREALIZED    ESTIMATED
                                                              AMORTIZED COST    GAINS       LOSSES    MARKET VALUE
                                                              ----------------------------------------------------
                                                                             (DOLLARS IN THOUSANDS)
DECEMBER 31, 2003
Bonds:
   United States Government and agencies                       $    74,009    $   5,461   $      (5)   $    79,465
   State, municipal and other governments                           99,476        4,926      (1,174)       103,228
   Public utilities                                                117,232        8,028      (1,117)       124,143
   Corporate securities                                          1,265,809      120,181      (6,217)     1,379,773
   Mortgage and asset-backed securities                          1,687,999       44,929      (8,205)     1,724,723
Redeemable preferred stocks                                         57,415        8,230          --         65,645
                                                               ---------------------------------------------------
Total fixed maturities                                         $ 3,301,940    $ 191,755   $ (16,718)   $ 3,476,977
                                                               ===================================================
Equity securities                                              $    55,264    $  11,543   $     (77)   $    66,730
                                                               ===================================================

Short-term investments have been excluded from the above schedules as amortized cost approximates market value for these securities.

The carrying value and estimated market value of our portfolio of fixed maturity securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                AMORTIZED     ESTIMATED
                                                                                  COST       MARKET VALUE
                                                                               --------------------------
                                                                                 (DOLLARS IN THOUSANDS)
          Due in one year or less                                              $    66,232   $    67,441
          Due after one year through five years                                    306,660       325,172
          Due after five years through ten years                                   594,953       628,726
          Due after ten years                                                    1,229,437     1,315,183
                                                                               -------------------------
                                                                                 2,197,282     2,336,522
          Mortgage and asset-backed securities                                   1,469,382     1,507,073
          Redeemable preferred stocks                                               63,766        72,440
                                                                               -------------------------
                                                                               $ 3,730,430   $ 3,916,035
                                                                               =========================

Net unrealized investment gains on fixed maturity and equity securities classified as available for sale and interest rate swaps, recorded directly to stockholder's equity were comprised of the following:

                                                                                                  DECEMBER 31,
                                                                                        -------------------------------
                                                                                             2004             2003
                                                                                        -------------------------------
                                                                                            (DOLLARS IN THOUSANDS)
      Unrealized appreciation on:
        Fixed maturities--available for sale                                            $      185,605   $      175,037
        Equity securities--available for sale                                                   15,679           11,466
        Interest rate swaps                                                                      3,242            2,275
                                                                                        -------------------------------
                                                                                               204,526          188,778
      Adjustments for assumed changes in amortization pattern of:
        Deferred policy acquisition costs                                                      (17,918)         (15,513)
        Value of insurance in force acquired                                                    (6,140)          (6,973)
        Unearned revenue reserve                                                                   660              847
      Provision for deferred income taxes                                                      (63,395)         (58,499)
                                                                                        -------------------------------
                                                                                               117,733          108,640
      Proportionate share of net unrealized investment losses of equity investees                 (448)            (985)
                                                                                        -------------------------------
      Net unrealized investment gains                                                   $      117,285   $      107,655
                                                                                        ===============================

The changes in net unrealized investment gains/losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve totaling $6.9 million in 2004, ($24.3) million in 2003 and $68.4 million in 2002.

The following tables set forth the estimated market value and unrealized losses of securities in an unrealized loss position listed by the length of time the securities have been in an unrealized loss position:

DECEMBER 31, 2004

                                              LESS THAN ONE YEAR         ONE YEAR OR MORE                 TOTAL
                                           -----------------------    -----------------------    -----------------------
                                           ESTIMATED                  ESTIMATED                  ESTIMATED
                                             MARKET     UNREALIZED      MARKET     UNREALIZED      MARKET     UNREALIZED
        DESCRIPTION OF SECURITIES            VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
      ------------------------------------------------------------------------------------------------------------------
                                                                   (DOLLARS IN THOUSANDS)
      United States Government and
        agencies                           $   88,003   $     (449)   $       --   $       --    $   88,003   $     (449)
      State, municipal and other
        governments                            48,281         (648)        2,242          (32)       50,523         (680)
      Public utilities                         19,208         (367)           --           --        19,208         (367)
      Corporate securities                    199,548       (3,463)        7,351         (224)      206,899       (3,687)
      Mortgage and asset-backed
        securities                            145,257       (2,760)       51,596       (1,566)      196,853       (4,326)
                                           -----------------------------------------------------------------------------
      Total fixed maturities               $  500,297   $   (7,687)   $   61,189   $   (1,822)   $  561,486   $   (9,509)
                                           =============================================================================

DECEMBER 31, 2003

                                             LESS THAN ONE YEAR           ONE YEAR OR MORE                TOTAL
                                           -----------------------    -----------------------    -----------------------
                                            ESTIMATED                    ESTIMATED                 ESTIMATED
                                             MARKET    UNREALIZED         MARKET    UNREALIZED       MARKET   UNREALIZED
        DESCRIPTION OF SECURITIES             VALUE      LOSSES            VALUE      LOSSES         VALUE      LOSSES
      ------------------------------------------------------------------------------------------------------------------
                                                                      (DOLLARS IN THOUSANDS)
      United States Government and
        agencies                           $    2,650   $       (5)   $       --   $       --    $    2,650   $       (5)
      State, municipal and other
        governments                            20,135       (1,017)        5,742         (157)       25,877       (1,174)
      Public utilities                         16,850         (737)        5,950         (380)       22,800       (1,117)
      Corporate securities                     48,509       (1,588)       64,249       (4,629)      112,758       (6,217)
      Mortgage and asset-backed
        securities                            330,192       (8,202)          213           (3)      330,405       (8,205)
                                           -----------------------------------------------------------------------------
      Total fixed maturities               $  418,336   $  (11,549)   $   76,154   $   (5,169)   $  494,490   $  (16,718)
                                           =============================================================================

Included in the above table are 109 securities from 92 issuers at December 31, 2004 and 92 securities from 60 issuers at December 31, 2003. Approximately 90.9% at December 31, 2004 and 73.4% at December 31, 2003 of the unrealized losses on fixed maturity securities are on securities that are rated investment grade. Investment grade securities are defined as those securities rated a "1" or "2" by the Securities Valuation Office of the National Association of Insurance Commissioners. Unrealized losses on investment grade securities principally relate to changes in market interest rates or changes in credit spreads since the securities were acquired. Approximately 9.1% at December 31, 2004 and 26.6% at December 31, 2003 of the unrealized losses on fixed maturity securities are on securities that are rated below investment grade. We monitor the financial condition and operations of the issuers of securities rated below investment grade and of the issuers of certain investment grade securities on which we have concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, we review factors such as:

-   historical operating trends;

-   business prospects;

-   status of the industry in which the company operates;

-   analyst ratings on the issuer and sector;

-   quality of management;

-   size of the unrealized loss;

-   length of time the security has been in an unrealized loss position; and

-   our intent and ability to hold the security.

We believe the issuers of the securities in an unrealized loss position will continue to make payments as scheduled, and we have the ability and intent to hold these securities until they recover in value or mature.

We also have less than $0.1 million of gross unrealized losses on equity securities at December 31, 2004 and 2003 with an estimated market value of $0.7 million at December 31, 2004 and $0.9 million at December 31, 2003. These equity securities have been in an unrealized loss position for more than one year.

MORTGAGE LOANS ON REAL ESTATE

Our mortgage loan portfolio consists principally of commercial mortgage loans. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type.

We have provided an allowance for possible losses against our mortgage loan portfolio. An analysis of this allowance, which consists of specific reserves, is as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                      -----------------------------------
                                                       2004          2003          2002
                                                      -----------------------------------
                                                             (DOLLARS IN THOUSANDS)
          Balance at beginning of year                $ 3,500       $    55       $    55
          Realized losses                                  --         3,500            --
          Sales                                            --           (55)           --
                                                      -----------------------------------
          Balance at end of year                      $ 3,500       $ 3,500       $    55
                                                      ===================================

The carrying value of impaired loans (those loans in which we do not believe we will collect all amounts due according to the contractual terms of the respective loan agreements) was $4.2 million at December 31, 2004 and $4.9 million at December 31, 2003.

INVESTMENT REAL ESTATE

We have provided an allowance for possible losses against our investment real estate. An analysis of this allowance, which consists of specific reserves, is as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                      -----------------------------------
                                                       2004          2003          2002
                                                      -----------------------------------
                                                             (DOLLARS IN THOUSANDS)
          Balance at beginning of year                $ 1,009       $   817       $   817
          Realized losses                                  73           218            71
          Sales                                          (464)          (26)          (71)
                                                      -----------------------------------
          Balance at end of year                      $   618       $ 1,009       $   817
                                                      ===================================

NET INVESTMENT INCOME

Components of net investment income are as follows:

                                                                           YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------
                                                                    2004            2003            2002
                                                                --------------------------------------------
                                                                           (DOLLARS IN THOUSANDS)
            Fixed maturities--available for sale                $    228,309    $    340,619    $    302,970
            Equity securities--available for sale                        464           1,098           1,676
            Mortgage loans on real estate                             34,346          39,220          31,823
            Investment real estate                                     2,510           2,187           2,235
            Policy loans                                               9,358          11,274          11,658
            Other long-term investments                                   --             152             286
            Short-term investments, cash and cash equivalents          1,433           2,849           4,444
            Prepayment fee income and other                            2,445           7,078           2,720
                                                                --------------------------------------------
                                                                     278,865         404,477         357,812
            Less investment expenses                                  (8,665)        (11,229)         (9,998)
                                                                --------------------------------------------
            Net investment income                               $    270,200    $    393,248    $    347,814
                                                                ============================================

REALIZED AND UNREALIZED GAINS AND LOSSES

Realized gains (losses) and the change in unrealized appreciation/depreciation on investments and interest rate swaps are summarized below:

                                                                     YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------
                                                              2004            2003            2002
                                                          --------------------------------------------
                                                                     (DOLLARS IN THOUSANDS)
      REALIZED
      Fixed maturities--available for sale                $      2,416    $      1,997    $    (12,455)
      Equity securities--available for sale                        (18)           (553)           (377)
      Mortgage loans on real estate                                 --          (3,453)             29
      Investment real estate                                     5,181            (379)            (71)
      Securities and indebtedness of related parties               (85)             --          (2,202)
      Notes receivable and other                                   (21)            380             197
                                                          --------------------------------------------
      Realized gains (losses) on investments              $      7,473    $     (2,008)   $    (14,879)
                                                          ============================================
      UNREALIZED
      Fixed maturities--available for sale                $     10,568    $    (28,727)   $    128,602
      Equity securities--available for sale                      4,213          12,117          (1,365)
      Interest rate swaps                                          967           2,275              --
                                                          --------------------------------------------
      Change in unrealized appreciation/depreciation
        of investments                                    $     15,748    $    (14,335)   $    127,237
                                                          ============================================

An analysis of sales, maturities and principal repayments and calls of our fixed maturities portfolio is as follows:

                                                                                GROSS       GROSS
                                                                AMORTIZED      REALIZED    REALIZED
                                                                  COST          GAINS       LOSSES      PROCEEDS
                                                               ---------------------------------------------------
                                                                             (DOLLARS IN THOUSANDS)
     YEAR ENDED DECEMBER 31, 2004
     Scheduled principal repayments and calls--
        available for sale                                     $   692,072    $      --   $       --   $   692,072
     Sales--available for sale                                     169,008        8,389         (352)      177,045
                                                               ---------------------------------------------------
          Total                                                $   861,080    $   8,389   $     (352)  $   869,117
                                                               ===================================================
     YEAR ENDED DECEMBER 31, 2003
     Scheduled principal repayments and calls--
        available for sale                                     $ 1,515,298    $      --   $       --   $ 1,515,298
     Sales--available for sale                                     178,128       15,402       (4,225)      189,305
                                                               ---------------------------------------------------
          Total                                                $ 1,693,426    $  15,402   $   (4,225)  $ 1,704,603
                                                               ===================================================
     YEAR ENDED DECEMBER 31, 2002
     Scheduled principal repayments and calls--
        available for sale                                     $   597,790    $      --   $       --   $   597,790
     Sales--available for sale                                     318,726       33,131      (18,647)      333,210
                                                               ---------------------------------------------------
          Total                                                $   916,516    $  33,131   $  (18,647)  $   931,000
                                                               ===================================================

Realized losses on fixed maturities totaling $6.1 million in 2004, $9.2 million in 2003 and $26.9 million in 2002 were incurred as a result of writedowns for other than temporary impairment of fixed maturity securities.

Income taxes (credits) include a provision of $2.6 million in 2004, ($0.7) million in 2003 and ($5.2) million in 2002 for the tax effect of realized losses on investments.

VARIABLE INTEREST ENTITIES

We have investments in several variable interest entities for which we are not considered the primary beneficiary. These investments consist of common and preferred stock investments in a company that operates in the broker/dealer industry and mezzanine commercial real estate loans on four real estate properties. The broker/dealer had revenues totaling $43.9 million for 2004 and $30.3 million for 2003 and each real estate project has assets totaling less than $17.0 million at December 31, 2004 and less than $16.0 million at December 31, 2003. Our investments in these entities were made during the period from 1997 to 2004. Our maximum exposure to loss is the carrying value of our investments which totaled $4.6 million at December 31, 2004 and $4.1 million at December 31, 2003 for the broker/dealer and $6.2 million at December 31, 2004 and $4.6 million at December 31, 2003 for the mezzanine commercial real estate loans.

OTHER

We have a common stock investment in American Equity's parent, American Equity Investment Life Holding Company (AEL), valued at $59.5 million at December 31, 2004 and $52.3 million at December 31, 2003. American Equity underwrites and markets life insurance and annuity products throughout the United States. In December 2003, AEL completed an initial public offering (IPO). Prior to the IPO, we accounted for AEL using the equity method and, due to the timing of the availability of financial information, we recorded our share of AEL's results one quarter in arrears. As a result of the IPO, our percentage ownership interest in AEL decreased and we discontinued applying the equity method of accounting and began recording the investment at market value in the equity securities line on the consolidated balance sheet.

Summarized financial information for AEL and our common stock ownership percentage is as follows:

                                                                                   AS OF OR FOR THE TWELVE-MONTH
                                                                                    PERIOD ENDED SEPTEMBER 30,
                                                                                   -----------------------------
                                                                                       2003             2002
                                                                                   -----------------------------
                                                                                      (DOLLARS IN THOUSANDS)
Total cash and investments                                                         $  5,816,845     $  4,763,445
Total assets                                                                          6,634,396        5,619,918
Long-term debt                                                                          132,963           69,876
Total liabilities                                                                     6,515,048        5,441,037
Minority interest                                                                        25,910          100,356
Total revenues                                                                          415,597          252,628
Income from continuing operations                                                        21,025            6,483
Net income                                                                               21,025            6,483
Percentage ownership of common stock                                                       32.1%            32.4%

At December 31, 2003, we also owned preferred stock issued by AEL with a carrying value totaling $2.3 million. During 2004, this investment was converted to common stock.

During 2004, we sold certain investment real estate properties to Farm Bureau Mutual Insurance Company (Farm Bureau Mutual), an affiliate, at their fair market value of $20.0 million. A realized gain of $5.3 million was recognized related to these transactions.

At December 31, 2004, affidavits of deposits covering investments with a carrying value totaling $4,257.8 million were on deposit with state agencies to meet regulatory requirements.

At December 31, 2004, we had committed to provide additional funding for mortgage loans on real estate aggregating $29.8 million. These commitments arose in the normal course of business at terms that are comparable to similar investments.

The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2004 include real estate, fixed maturities, equity securities and other long-term investments totaling $5.9 million.

No investment in any entity or its affiliates (other than bonds issued by agencies of the United States Government) exceeded ten percent of stockholder's equity at December 31, 2004.

3. DERIVATIVE INSTRUMENTS

During 2003, we entered into three interest rate swaps to manage interest rate risk associated with a portion of our flexible premium deferred annuity contracts. Under the interest rate swaps, we pay a fixed rate of interest and receive a floating rate of interest on a notional amount totaling $150.0 million. Details regarding the interest rate swaps are as follows:

                                                                                       CARRYING AND FAIR VALUE
                                                                                            AT DECEMBER 31,
MATURITY            NOTIONAL               RECEIVE                      PAY          -------------------------
  DATE               AMOUNT                  RATE                       RATE           2004             2003
---------------------------------------------------------------------------------------------------------------
                                                               (DOLLARS IN THOUSANDS)
5/1/2006           $  50,000             1 month LIBOR*                 2.545%        $   313          $  (382)
7/1/2008              50,000             1 month LIBOR*                 2.579           1,359            1,187
7/1/2008              50,000             1 month LIBOR*                 2.465           1,570            1,470
                   -------------------------------------------------------------------------------------------
                   $ 150,000                                                          $ 3,242          $ 2,275
                   ===========================================================================================

----------
*    London Interbank Offered Rate

These interest rate swaps effectively fix the interest crediting rate on a portion of our flexible premium deferred annuity contract liabilities thereby hedging our exposure to increases in market interest rates. We formally document this hedging relationship, including identification of the interest rate swaps as the hedging instruments and interest credited to the related flexible premium deferred annuity contract liabilities as the hedged transactions. We also document our risk management objectives and strategies for undertaking these transactions. Interest sensitive product benefits increased by $1.6 million in 2004 and $1.2 million in 2003 as a result of the net interest paid on the interest rate swaps. There was no ineffectiveness recorded in the consolidated statements of income during 2004 or 2003.

The index annuities assumed by EquiTrust Life under the coinsurance agreement guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. A portion of the premium received is invested in investment grade fixed income securities and is intended to cover the minimum guaranteed value due to the contract holder at the end of the contract term. A portion of the premium received from the contract holder is used to purchase derivatives consisting of one-year call options on the applicable market indices to fund the index credits due to the index annuity contract holders. On the respective anniversary dates of the index annuity contracts, the market index used to compute the annual index credits is reset and new one-year call options are purchased to fund the next annual index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities." Therefore, the change in fair value of the options is recognized in earnings in the period of change. The cost of the options can be managed through the terms of the index annuities, which permit changes to participation rates, asset fees and/or caps, subject to guaranteed minimums. Derivative income (loss) includes $16.8 million for 2003 and ($9.8) million for 2002 relating to call option proceeds and changes in fair value.

The reserve for index annuity contracts includes a series of embedded derivatives that represent the contract holder's right to participate in index returns over the expected lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next contract anniversary date. The change in the value of this embedded derivative is included in interest sensitive and index product benefits in the consolidated statements of income and totaled $14.2 million for 2003 and $1.0 million for 2002.

4. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent our underlying value.

We used the following methods and assumptions in estimating our fair value disclosures for financial instruments.

FIXED MATURITY SECURITIES: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bond yields. Fair values for fixed maturity securities include the embedded derivatives relating to our when-issued securities trading. Fair value for these embedded derivatives is equal to the difference between the fair value of the underlying fixed maturity securities and the original cost.

EQUITY SECURITIES: The fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.

DERIVATIVE INSTRUMENTS: Fair values for interest rate swaps are based on quoted market prices.

POLICY LOANS: Fair values are estimated by discounting expected cash flows using a risk-free interest rate based on the U.S. Treasury curve.

OTHER LONG-TERM INVESTMENTS: The fair values for investment deposits are generally estimated by discounting expected cash flows using interest rates currently being offered for similar investments.

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

SECURITIES AND INDEBTEDNESS OF RELATED PARTIES: For equity securities that are not actively traded, estimated fair values are based on values of comparable issues. As allowed by Statement No. 107, fair values are not assigned to investments accounted for using the equity method.

ASSETS HELD IN SEPARATE ACCOUNTS: Separate account assets are reported at estimated fair value in our consolidated balance sheets.

FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' FUNDS: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities, deposit administration funds, funding agreements and supplementary contracts) are estimated at cash surrender value, the cost we would incur to extinguish the liability. We are not required to estimate the fair value of our liabilities under other insurance contracts.

OTHER LIABILITIES: Fair values for interest rate swaps are based on quoted market prices. We are not required to estimate fair value for the remainder of the other liabilities balance.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

The following sets forth a comparison of the fair values and carrying values of our financial instruments subject to the provisions of Statement No. 107:

                                                                            DECEMBER 31,
                                                     ---------------------------------------------------------
                                                                 2004                          2003
                                                     ---------------------------   ---------------------------
                                                             CARRYING         FAIR        CARRYING       FAIR
                                                               VALUE          VALUE         VALUE        VALUE
                                                     ---------------------------------------------------------
                                                                           (DOLLARS IN THOUSANDS)
ASSETS
Fixed maturities--available for sale                 $  3,916,035   $  3,916,035   $  3,476,977   $  3,476,977
Equity securities--available for sale                      69,822         69,822         66,730         66,730
Mortgage loans on real estate                             521,237        540,001        464,195        494,364
Derivative instruments                                      3,242          3,242          2,657          2,657
Policy loans                                              155,379        179,375        155,801        179,074
Other long-term investments                                 1,300          1,300          1,301          1,301
Cash and short-term investments                            10,108         10,108        174,536        174,536
Securities and indebtedness of related parties             27,974         27,974         24,405         24,405
Assets held in separate accounts                          476,182        476,182        401,053        401,053

LIABILITIES
Future policy benefits                               $  1,832,910   $  1,791,982   $  1,663,058   $  1,627,964
Other policyholders' funds                                525,023        525,023        495,995        495,995
Other liabilities                                              --             --            382            382
Liabilities related to separate accounts                  476,182        465,265        401,053        392,873

5. REINSURANCE AND POLICY PROVISIONS

REINSURANCE

In the normal course of business, we seek to limit our exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $1.0 million of coverage per individual life for business in force at December 31, 2004. We do not use financial or surplus relief reinsurance. Life insurance in force ceded totaled $6,224.8 million (18.7% of direct life insurance in force) at December 31, 2004 and $5,809.6 million (18.2% of direct life insurance in force) at December 31, 2003.

In addition to the cession of risks in excess of specific retention limits, we had, through EquiTrust Life, reinsurance agreements with variable alliance partners to cede a specified percentage of risks associated with variable universal life and variable annuity contracts. Under these agreements, we paid the alliance partners their reinsurance percentage of charges and deductions collected on the reinsured polices. The alliance partners in return paid us their reinsurance percentage of benefits in excess of related account balances. In addition, the alliance partners paid us an expense allowance for certain new business, development and maintenance costs on the reinsured contracts.

Effective July 1, 2003, we entered into a reinsurance pool with various unaffiliated life insurance companies to mitigate the impact of a catastrophic event on our financial position and results of operations. Members of the pool share in the eligible catastrophic losses based on their size and contribution to the pool. Under the pool arrangement, we will be able to cede approximately 60% of catastrophic losses after other reinsurance and a deductible of $0.7 million. Pool losses are capped at $7.2 million per event and the maximum loss we could incur as a result of losses assumed from other pool members is $2.7 million per event. In April 2004, we purchased additional catastrophic coverage which provides $10.0 million of coverage for losses in excess of $7.0 million per event.

In total, insurance premiums and product charges have been reduced by $28.8 million in 2004, $27.8 million in 2003 and $26.8 million in 2002 and insurance benefits have been reduced by $14.7 million in 2004, $15.4 million in 2003 and $12.9 million in 2002 as a result of cession agreements.

Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, we would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.

See also Note 1, "Significant Accounting Policies," and Note 3, "Derivative Instruments," for a discussion of business assumed through EquiTrust Life.

Life insurance in force assumed on a consolidated basis totaled $119.0 million (0.4% of total life insurance in force) at December 31, 2004, $90.0 million (0.3% of total life insurance in force) at December 31, 2003 and $1,999.2 million (7.4% of total life insurance in force) at December 31, 2002. In total, premiums and product charges assumed totaled $0.2 million in 2004, $18.1 million in 2003 and $15.8 million in 2002. Insurance benefits assumed totaled $10.4 million in 2003 and $10.3 million in 2002. We did not assume any benefits in 2004.

POLICY PROVISIONS

An analysis of the value of insurance in force acquired is as follows:

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------------
                                                                                       2004            2003            2002
                                                                                   --------------------------------------------
                                                                                              (DOLLARS IN THOUSANDS)
Excluding impact of net unrealized investment gains and losses:
   Balance at beginning of year                                                    $     54,300    $     57,440    $     59,083
   Accretion of interest during the year                                                  2,407           3,034           3,419
   Amortization of asset                                                                 (4,728)         (6,174)         (5,062)
                                                                                   --------------------------------------------
Balance prior to impact of net unrealized investment gains and losses                    51,979          54,300          57,440
Impact of net unrealized investment gains and losses                                     (6,140)         (6,973)         (8,914)
                                                                                   --------------------------------------------
Balance at end of year                                                             $     45,839    $     47,327    $     48,526
                                                                                   ============================================

Net amortization of the value of insurance in force acquired, based on expected future gross profits/margins, for the next five years and thereafter is expected to be as follows: 2005--$2.7 million; 2006--$2.4 million; 2007--$2.4 million; 2008--$2.2 million; 2009--$2.2 million; and thereafter, through 2023--$40.1 million.

6. INCOME TAXES

We file a consolidated federal income tax return with FBL Financial Group, Inc. and a majority of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.

Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled.

Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------------
                                                                                       2004            2003            2002
                                                                                   --------------------------------------------
                                                                                              (DOLLARS IN THOUSANDS)
     Taxes provided in consolidated statements of income on:
       Income before minority interest in earnings of subsidiaries and equity income:
         Current                                                                   $     20,200    $     31,981    $     10,814
         Deferred                                                                           708            (659)         12,277
                                                                                   --------------------------------------------
                                                                                         20,908          31,322          23,091
       Equity income--current                                                               752           3,127             115
     Taxes provided in consolidated statement of changes in
       stockholder's equity:
       Change in net unrealized investment gains/losses--deferred                         5,185          14,203          30,052
       Adjustment resulting from capital transaction of equity investee--deferred             8             (46)           (113)
                                                                                   --------------------------------------------
                                                                                          5,193          14,157          29,939
                                                                                   ============================================
                                                                                   $     26,853    $     48,606    $     53,145
                                                                                   ============================================

The effective tax rate on income before income taxes, minority interest in earnings of subsidiaries and equity income is different from the prevailing federal income tax rate as follows:

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------------
                                                                                       2004            2003            2002
                                                                                   --------------------------------------------
                                                                                              (DOLLARS IN THOUSANDS)
     Income before income taxes, minority interest in earnings of subsidiaries
       and equity income                                                           $     75,313    $     93,137    $     71,201
                                                                                   ============================================
     Income tax at federal statutory rate (35%)                                    $     26,360    $     32,598    $     24,920
     Tax effect (decrease) of:
       Reversal of tax accruals no longer necessary based on
         events and analysis performed during the year                                   (4,502)             --              --
       Tax-exempt dividend and interest income                                           (1,026)         (1,167)         (1,192)
       Gain on dividend of home office properties                                          (369)           (369)           (369)
       State income taxes                                                                    91             229              25
       Other items                                                                          354              31            (293)
                                                                                   --------------------------------------------
     Income tax expense                                                            $     20,908    $     31,322    $     23,091
                                                                                   ============================================

The tax effect of temporary differences giving rise to our deferred income tax assets and liabilities is as follows:

                                                                                           DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2004            2003
                                                                                   ----------------------------
                                                                                      (DOLLARS IN THOUSANDS)
     Deferred income tax liabilities:
       Fixed maturity and equity securities                                        $     72,728    $     66,630
       Deferred policy acquisition costs                                                 91,727          85,764
       Value of insurance in force acquired                                              16,044          16,564
       Other                                                                              7,236          10,363
                                                                                   ----------------------------
                                                                                        187,735         179,321
     Deferred income tax assets:
       Future policy benefits                                                           (49,980)        (44,266)
       Accrued dividends                                                                 (4,180)         (4,532)
       Accrued benefit and compensation costs                                            (7,841)         (8,661)
       Other                                                                             (2,093)         (4,122)
                                                                                   ----------------------------
                                                                                        (64,094)        (61,581)
                                                                                   ----------------------------
     Deferred income tax liability                                                 $    123,641    $    117,740
                                                                                   ============================

Prior to 1984, a portion of our current income was not subject to current income taxation, but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in this account at December 31, 2004 was $12.0 million. Due to a change in the tax law included in the American Jobs Creation Act of 2004, which was signed into law on October 22, 2004, this account can be reduced tax free by distributions to shareholders from January 1, 2005 through December 31, 2006. We expect that distributions during the prescribed period will be in excess of $12.0 million, thereby eliminating the accumulated balance in this account. Prior to the change in the tax law, distributions from this account would have been subject to federal income tax. Deferred income taxes of $4.2 million have not been provided on amounts included in this memorandum account.

7. CREDIT ARRANGEMENTS

We have a $40.0 million funding agreement with the Federal Home Loan Bank (FHLB) classified in the interest sensitive products line on the consolidated balance sheets. The funding agreement is due September 12, 2006 and interest on the agreement is charged at a variable rate equal to the London Interbank Offered Rate (LIBOR) plus 0.08% (2.47% at December 31, 2004 and 1.25% at December 31,
2003). At December 31, 2004, fixed maturity securities with a carrying value of $54.1 million are on deposit with the FHLB as collateral for the funding agreement.

EquiTrust Life and Farm Bureau Mutual Insurance Company, an affiliate, have extended lines of credit to us in the amount of $10.0 million. Any borrowings are due within 30 days and interest on these agreements is charged at a variable rate equal to the one month LIBOR. We do not have any borrowings on these lines of credit at December 31, 2004.

FBL Financial Group, Inc. has extended a line of credit to us in the amount of $75.0 million. Interest on any borrowings under this arrangement is charged at a rate equal to the prime rate of a national bank. No borrowings have been made on this line of credit.

8. RETIREMENT PLANS

We participate with several affiliates in various multiemployer defined benefit plans. These plans cover substantially all our employees and the employees of the other participating companies who have attained age 21 and one year of service. Benefits are based on years of service and the employee's compensation. One of these plans provides supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. Net periodic pension cost of the plans is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $4.4 million in 2004 and 2003 and $3.5 million in 2002.

We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. We contribute FBL Financial Group, Inc. stock in an amount equal to 100% of an employee's contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee's contributions between 2% and 4% of the annual salary contributed by the employee. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Related expense totaled $0.6 million in 2004, 2003 and 2002.

We have established deferred compensation plans for certain key current and former employees and have certain other benefit plans which provide for retirement and other benefits. Liabilities for these plans are accrued as the related benefits are earned.

Certain of the assets related to these plans are on deposit with us and amounts relating to these plans are included in our financial statements. In addition, certain amounts included in the policy liabilities for interest sensitive products relate to deposit administration funds maintained by us on behalf of affiliates.

In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retired full-time employees who have worked ten years and attained age 55 while in service. Postretirement benefit expense is allocated in a manner consistent with pension expense discussed above. Postretirement benefit expense totaled $0.1 million for 2004 and less than $0.1 million for 2003 and 2002.

9. MANAGEMENT AND OTHER AGREEMENTS

We share certain office facilities and services with the Iowa Farm Bureau Federation (IFBF), Kansas Farm Bureau and their affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of salaries and related expenses, travel and other operating costs. The IFBF and Kansas Farm Bureau are both stockholders of FBL Financial Group, Inc. with the IFBF being FBL Financial Group, Inc.'s majority owner.

We lease office space under an annually renewable lease from Farm Bureau Mutual. Related lease expense totaled $0.8 million in 2004, $0.6 million in 2003 and $0.3 million in 2002.

We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administration and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the IFBF, provides certain management services to us under a separate arrangement. We incurred related expenses totaling $2.3 million in 2004, $2.2 million in 2003 and $4.5 million in 2002.

We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $3.1 million during 2004, $3.2 million during 2003 and $2.9 million during 2002 under these agreements.

EquiTrust Investment Management Services, Inc., an indirect wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $4.8 million during 2004, $6.0 million during 2003 and $5.3 million during 2002 relating to these services.

We have marketing agreements with the Farm Bureau property-casualty companies operating within our marketing territory, including Farm Bureau Mutual and another affiliate. Under the marketing agreements, the property-casualty companies are responsible for development and management of our agency force for a fee equal to a percentage of commissions on first year life insurance premiums and annuity deposits. We paid $7.3 million in 2004, $7.1 million in 2003 and $7.2 million in 2002 to the property-casualty companies under these arrangements.

We are licensed by the IFBF to use the "Farm Bureau" and "FB" designations in Iowa. In connection with this license, we incurred royalty expense totaling $0.4 million in 2004, 2003 and 2002. We have similar arrangements with the Kansas Farm Bureau and other state Farm Bureau organizations in our market territory. Total royalty expense to Farm Bureau organizations other than the IFBF totaled $1.1 million in 2004, $1.2 million in 2003 and $1.1 million in 2002.

10. COMMITMENTS AND CONTINGENCIES

In the normal course of business, we may be involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2004, management is not aware of any claims for which a material loss is reasonably possible.

We self-insure our employee health and dental claims. However, claims in excess of our self-insurance limits are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period. Accordingly, no accruals are recorded on our financial statements for unpaid claims and claims incurred but not reported. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.

Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease, as of December 31, 2004, are as follows: 2005--$1.7 million; 2006--$1.7 million; 2007--$1.7 million; 2008--$1.9 million; 2009--$1.9 million and thereafter, through 2013--$6.2 million. Rent expense for the lease totaled $2.1 million in 2004, $2.5 million in 2003 and $2.3 million in 2002. These amounts are net of $1.1 million in 2004 and $1.0 million in 2003 and 2002 in amortization of a deferred gain on the transfer of the home office properties. The remaining unamortized deferred gain totaled $8.7 million at December 31, 2004 and $9.8 million at December 31, 2003.

We have extended a line of credit in the amount of $40.0 million to FBL Leasing Services, Inc. Interest on this agreement is charged at a variable rate equal to the LIBOR plus 0.13% (2.52% at December 31, 2004 and 1.30% at December 31,
2003). There was $22.8 million outstanding on the line of credit at December 31, 2004 and $19.9 million at December 31, 2003. Interest income on the line of credit totaled $0.4 million during 2004, $0.2 million during 2003 and $0.3 million during 2002.

We have extended a line of credit in the amount of $10.0 million to EquiTrust Life. Any borrowings are due within 30 days and interest on this agreement is charged at a variable rate equal to the one month LIBOR. There were no borrowings outstanding on the line of credit at December 31, 2004.

We have guaranteed that we will maintain a minimum statutory capitalization level for EquiTrust Life, sufficient to maintain a favorable risk based capital ratio.

11. STATUTORY INFORMATION

Our financial statements included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale (carried at fair value) rather than generally being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (d) future policy benefit reserves for certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (e) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (f) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (g) certain deferred income tax assets, agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus;
(h) revenues for interest sensitive and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (i) pension income or expense is recognized for all employees in accordance with Statement No. 87, "Employers' Accounting for Pensions" rather than for vested employees only; (j) the financial statements of subsidiaries are consolidated rather than being accounted for under the equity method; and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Our net income, not including subsidiaries, as determined in accordance with statutory accounting practices, was $38.1 million in 2004, $27.3 million in 2003 and $14.2 million in 2002. Our statutory net gain from operations, which excludes realized gains and losses, totaled $39.3 million in 2004, $38.3 million in 2003 and $36.3 million in 2002. Our total statutory capital and surplus was $376.3 million at December 31, 2004 and $341.2 million at December 31, 2003.

Net income of EquiTrust Life, as determined in accordance with statutory accounting practices, was $27.8 million in 2003 and $10.6 million in 2002. Total statutory capital and surplus for EquiTrust Life was $124.0 million at December 31, 2003.

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa Insurance Commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. In addition, under the Iowa Insurance Holding Company Act, we may not pay an "extraordinary" dividend without prior notice to and approval by the Iowa Insurance Commissioner. An "extraordinary" dividend is defined under the Iowa Insurance Holding Company Act as any dividend or distribution of cash or other property whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (i) 10% of policyholders' surplus (total statutory capital stock and statutory surplus) as of December 31 of the preceding year, or (ii) the statutory net gain from operations of the insurer for the 12-month period ending December 31 of the preceding year. During 2005, the maximum legally available for distribution that we could pay to our parent company without further regulatory approval is $39.3 million.

12. SEGMENT INFORMATION

Management analyzes operations by reviewing financial information regarding products that are aggregated into four product segments. The product segments are: (1) traditional annuity--exclusive distribution ("Exclusive Annuity Segment"), (2) traditional annuity--independent distribution ("Independent Annuity Segment"), (3) traditional and universal life insurance and (4) variable. We also have various support operations and corporate capital that are aggregated into a corporate and other segment. Our segment results for 2003 and 2002 have been restated to reflect a change in the composition of our reportable segments. Prior to 2004, amounts now reported in the Exclusive Annuity Segment and the Independent Annuity Segment were reported together in a single traditional annuity segment. This change was made to better reflect how the business is managed and has no impact on our consolidated financial statements for any period reported.

The Exclusive Annuity Segment consists of fixed annuities and supplementary contracts (some of which involve life contingencies) sold through our exclusive agency distribution. Fixed annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Fixed annuities consist primarily of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With fixed annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees.

The Independent Annuity Segment consists of fixed annuities and supplementary contracts (some of which involve life contingencies) sold through EquiTrust Life's independent distribution or assumed through our coinsurance agreements with American Equity and EMCNL. In addition to the types of fixed annuities included in the Exclusive Annuity Segment, the Independent Annuity Segment also includes index annuities. With index annuity products, we bear the underlying investment risk and credit interest in an amount equal to the greater of a guaranteed interest rate or a percentage of the gain in a specified market index. Due to the dividend of EquiTrust Life to FBL Financial Group, Inc. as explained in Note 1 "Significant Accounting Policies," we no longer have business in this segment in 2004.

The traditional and universal life insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.

The variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder.

The corporate and other segment consists primarily of accident and health insurance products (primarily long-term disability income insurance) and corporate items that do not meet the quantitative threshold for separate segment reporting.

Financial information concerning our operating segments is as follows.

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------------
                                                                                       2004            2003           2002
                                                                                   --------------------------------------------
                                                                                              (DOLLARS IN THOUSANDS)
     Operating revenues:
       Traditional annuity--exclusive distribution                                 $    134,768    $    131,106    $    123,807
       Traditional annuity--independent distribution                                         --         126,498          53,040
       Traditional and universal life                                                   283,190         313,021         310,965
       Variable                                                                          48,173          48,757          45,686
       Corporate and other                                                                3,341           6,011           6,205
                                                                                   --------------------------------------------
                                                                                        469,472         625,393         539,703
     Realized gains (losses) on investments (A)                                           7,427          (2,003)        (14,797)
                                                                                   --------------------------------------------
       Consolidated revenues                                                       $    476,899    $    623,390    $    524,906
                                                                                   ============================================
     Net investment income:
       Traditional annuity--exclusive distribution                                 $    134,014    $    131,683    $    123,174
       Traditional annuity--independent distribution                                         --         103,594          61,795
       Traditional and universal life                                                   122,014         141,034         146,589
       Variable                                                                          12,848          13,483          11,909
       Corporate and other                                                                1,324           3,454           4,347
                                                                                   --------------------------------------------
         Consolidated net investment income                                        $    270,200    $    393,248    $    347,814
                                                                                   ============================================
     Depreciation and amortization, including amortization/accretion of premium/discount on investments:
       Traditional annuity--exclusive distribution                                 $      1,305    $      8,033    $        423
       Traditional annuity--independent distribution                                         --         (19,717)         (7,579)
       Traditional and universal life                                                     1,857         (10,430)         (3,011)
       Variable                                                                             272            (709)           (109)
       Corporate and other                                                                1,110             999             997
                                                                                   --------------------------------------------
         Consolidated depreciation and amortization                                $      4,544    $    (21,824)   $     (9,279)
                                                                                   ============================================
     Pre-tax operating income (loss):
       Traditional annuity--exclusive distribution                                 $     25,796    $     23,767    $     21,369
       Traditional annuity--independent distribution                                         --          18,424           7,165
       Traditional and universal life                                                    44,662          53,674          59,530
       Variable                                                                           1,085             201          (2,624)
       Corporate and other                                                               (1,046)          7,924          (1,217)
                                                                                   --------------------------------------------
                                                                                         70,497         103,990          84,223
     Income taxes on operating income                                                   (19,231)        (35,120)        (27,674)
     Realized gains (losses) on investments, net (A)                                      4,513          (1,243)         (8,293)
                                                                                   --------------------------------------------
       Consolidated net income                                                     $     55,779    $     67,627    $     48,256
                                                                                   ============================================
     Assets:
       Traditional annuity--exclusive distribution                                 $  2,308,362    $  2,111,783    $  1,862,430
       Traditional annuity--independent distribution                                         --              --       1,453,311
       Traditional and universal life                                                 2,203,735       2,136,185       2,310,128
       Variable                                                                         817,613         734,916         681,264
       Corporate and other                                                              240,928         222,405         302,527
                                                                                   --------------------------------------------
                                                                                      5,570,638       5,205,289       6,609,660
     Unrealized gains on investments, net (A)                                           179,730         164,766         145,573
     Other classification adjustments                                                    (4,961)        (10,756)         (9,128)
                                                                                   --------------------------------------------
       Consolidated assets                                                         $  5,745,407    $  5,359,299    $  6,746,105
                                                                                   ============================================

----------
(A) Amounts are net of adjustments, as applicable, to amortization of unearned revenue reserves, deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and income taxes attributable to gains and losses on investments.

We analyze our segment results based on pre-tax operating income (loss). Accordingly, income taxes are not allocated to the segments. In addition, operating results are analyzed net of any transactions between the segments. Operating income (loss) represents net income excluding the impact of realized gains and losses on investments. The impact of realized gains and losses on investments includes adjustments for income taxes and that portion of amortization of deferred policy acquisition costs, deferred sales inducements, unearned revenue reserve and value of insurance in force acquired attributable to such gains or losses.

Depreciation and amortization related to property, plant and equipment are allocated to the product segments while the related property, equipment and capitalized software are generally allocated to the corporate and other segment.

Our investment in equity method investees and the related equity income are attributable to the corporate and other segment. Interest expense and expenditures for long-lived assets were not significant during the periods presented above.

Net statutory premiums collected, which include premiums collected from annuities and universal life-type products that are not included in revenues for GAAP reporting, totaled $501.3 million in 2004, $1,177.7 million in 2003 and $1,342.4 million in 2002. Excluding the Independent Annuity Segment, our total life and annuity collected premiums are concentrated in the following states:
Iowa (2004--30%, 2003--29%, 2002--28%), Kansas (2004--21%, 2003--20%, 2002--24%)
and Oklahoma (2004--8%, 2003--9%, 2002--8%).

                                     PART C

                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS


  (a)(1) All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

     (2)  Financial Statements Schedules I, III, IV.(8)


          Schedule I--Summary of Investments
          Schedule III--Supplementary Insurance Information
          Schedule IV--Reinsurance

          All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

All required financial statements are included in Part B.

  (b)Exhibits
     (1) Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the "Company") establishing Farm Bureau Life Annuity Account (the "Account").(1)
     (2)  Not Applicable.
     (3)  (a)  Underwriting Agreement.(3)
          (b)  Paying Agent Agreement.(3)
     (4)  (a)  Contract Form.(6)
          (b)  Variable Settlement Agreement.(5)
          (c)  Incremental Death Benefit Rider.(5)
     (5)  (a)  Contract Application.(5)
          (b)  Suitability Supplement.(5)
     (6)  (a)  Articles of Incorporation of the Company.(1)
          (b)  By-Laws of the Company.(1)
     (7)  Not Applicable.
     (8) (a) Participation agreement relating to EquiTrust Variable Insurance Series Fund.(1)
          (b)(1) Participation agreement relating to Fidelity Variable Insurance Products Fund.(2)
          (b)(1)(a) Amended Schedule to Participation Agreement.(4)
          (b)(2) Participation agreement relating to Fidelity Variable Insurance Products Fund II.(2)
          (b)(2)(a) Amended Schedule to Participation Agreement.(4)
          (b)(3) Participation agreement relating to Fidelity Variable Insurance Products Fund III.(2)
          (b)(3)(a) Amended Schedule to Participation Agreement.(4)
          (b)(4) Service Contract.(4)
          (c) Participation agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(2)
          (c)(1) Amended Schedule to Participation Agreement.(4)
          (d)  Participation agreement relating to American Century Funds.(4)

          (d)(1) Amendment to Shareholder Services Agreement. (8)

          (e) Participation agreement relating to Dreyfus Variable Investment Fund and Dreyfus Socially Responsible Growth Fund.(4)

          (e)(1) Amended Schedule to Participation Agreement.(8)

          (f)  Participation agreement relating to Franklin Templeton Funds.(4)
          (f)(1) Amendment to Participation Agreement.(8)

          (g)  Participation agreement relating to JP Morgan Series Trust II.(4)
          (h)  Participation agreement relating to Summit Pinnacle Series.(4)
     (9)  Opinion and Consent of Stephen M. Morain, Esquire.(8)
     (10) (a)  Consent of Sutherland Asbill & Brennan LLP.(8)
          (b)  Consent of Ernst & Young LLP.(8)
          (c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.(8)
     (11) Not Applicable.
     (12) Not Applicable.
     (13) Not Applicable.

     (14) Powers of Attorney.(8)


----------
(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.

(2) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.

(3) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.

(4) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.

(5) Incorporated herein by reference to the Initial Filing of the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 6, 2002.

(6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on August 13, 2002.

(7) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 28, 2004.


(8)  Filed herein.


ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
--------------------------------------------------------------------------------------------------------------
Eric K. Aasmundstad                         Director
Steve L. Baccus                             Director
William C. Bruins                           Director
Al Christopherson                           Director
Alan L. Foutz                               Director
Philip A. Hemesath                          Director
Karen J. Henry                              Director

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
--------------------------------------------------------------------------------------------------------------
Craig D. Hill                               Director
Leland J. Hogan                             Director
Daniel L. Johnson                           Director
Richard G. Kjerstad                         Director
G. Steven Kouplen                           Director
David L. McClure                            Director
Charles E. Norris                           Director
Keith R. Olsen                              Director
Frank S. Priestley                          Director
Kevin G. Rogers                             Director
Scott E. VanderWal                          Director
Michael S. White                            Director
Craig A. Lang                               President and Director
William J. Oddy                             Chief Executive Officer
Jerry C. Downin                             Senior Vice President and Secretary--Treasurer
Stephen M. Morain                           Senior Vice President and General Counsel
JoAnn Rumelhart                             Executive Vice President
James W. Noyce                              Chief Financial Officer and Chief Administrative Officer
John M. Paule                               Chief Marketing Officer
James P. Brannen                            Vice President-Finance
Douglas W. Gumm                             Vice President--Information Technology
Barbara J. Moore                            Vice President
Lou Ann Sandburg                            Vice President--Investments and Assistant Treasurer
David T. Sebastian                          Vice President--Sales
John E. Tatum                               Vice President
Bruce A. Trost                              Vice President
Dale Chuha                                  Vice President--Business Relationships
Bob Gray                                    Vice President--Agency Development and Training
Paul Grinvalds                              Vice President--Life Administration
David A. McNeill                            Vice President--Assistant General Counsel--Life
Dennis M. Marker                            Vice President--Investment Administration
James M. Mincks                             Vice President--Human Resources
James A. Pugh                               Vice President--Assistant General Counsel
Roland Schobert                             Vice President--Agency
Don Seibel                                  Vice President--Accounting

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
--------------------------------------------------------------------------------------------------------------
Scott Shuck                                 Vice President--Marketing Services
Robert A. Simons                            Vice President--Assistant General Counsel--Securities
Jim Streck                                  Vice President--Life Underwriting/Issue/Alliance Administration
Lynn E. Wilson                              Vice President--Life Sales
Jerry Banaka                                Operations Vice President--MRO
Laura Beebe                                 Securities Vice President
Christopher G. Daniels                      Life Product Development and Pricing Vice President, Illustration
                                            Actuary
Jim Dawson                                  Regional Sales Vice President
Rich Duryea                                 Regional Sales Vice President
Charles T. Happel                           Securities Vice President
Ronnie G. Lee                               Regional Sales Vice President
Randy McCracken                             Regional Sales Vice President
John F. Mottet                              Regional Sales Vice President
Kip Peters                                  Enterprise Information Protection Vice President
Robert J. Rummelhart                        Investment Vice President
Jan Sewright                                Insurance Accounting Vice President
Douglas V. Shelton                          Tax and Benefits Vice President
Roger PJ Soener                             Investment Vice President, Real Estate
Ronald R. Tyron                             Vice President
Blake D. Weber                              Sales Services Vice President
Cyrus S. Winters                            Agency Administration Vice President
Rod Bubke                                   Life Financial Vice President and Appointed Actuary

     * The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

                            FBL FINANCIAL GROPU, INC.
                                 OWNERSHIP CHART

                                    01/01/05


[CHART]

                                                             |---------------|
                                                             | FBL Financial |
                                                             |  Group, Inc.  |
                                                             |   (an Iowa    |
                                                             |  corporation) |
                                                             |---------------|
                                                                     |
        -------------------------------------------------------------
        |                    |                 |                 |
|-----------------|   |-----------------| |----------------| |----------------|
|   EquiTrust     |   |    Farm Bureau  | |                | |     FBL        |
| Life Insurance  |   |  Life Insurance | | FBL Financial  | |   Financial    |
|   Company       |   |     Company     | | Group Capital  | | Services, Inc. |
|   (an Iowa      |   |     (an Iowa    | |    Trust       | |   (an Iowa     |
|  corporation)   |   |   corporation)  | |(a wholly-owned | |  corporation)  |
| (a wholly-owned |   | (a wholly-owned | |  subsidiary)   | |(a wholly-owned |
|   subsidiary)   |   |    subsidiary)  | |                | |  subsidiary)   |
|-----------------|   |-----------------| |----------------| |----------------|
                             |                                  |
                      |-----------------|                       |
                      |       FBL       |                       |
                      |   Real Estate   |                       |
                      |  Ventures, Ltd. |                       |
                      |    (an Iowa     |                       |
                      |   corporation)  |                       |
                      | (a wholly-owned |                       |
                      |    subsidiary)  |                       |
                      |-----------------|                       |
                                                                |
                                       |-----------------------------------------------------------------------------
                                       |                   |               |                  |                     |
                               |-----------------| |----------------| |-----------------| |---------------| |---------------|
                               |                 | |   EquiTrust    | |    EquiTrust    | |  EquiTrust    | |               |
                               |      FBL        | |   Investment   | |    Marketing    | |  Assigned     | |   EquiTrust   |
                               |    Leasing      | |   Management   | |  Services, LLC  | |   Benefit     | |   Financial   |
                               |  Services, Inc. | | Services, Inc. | | (a Delaware     | |   Company     | |  Group, Inc.  |
                               |    (an Iowa     | |  (a Delaware   | |limited liability| |  (an Iowa     | |   (an Iowa    |
                               |  corporation)   | |  corporation)  | |    company)     | | corporation)  | | corporation)  |
                               | (a wholly-owned | | (a wholly-owned| |(a wholly-owned  | |(a wholly-owned| |(a wholly-owned|
                               |   subsidiary)   | |   subsidiary)  | |  subsidiary)    | |  subsidiary)  | |  subsidiary)  |
                               |-----------------| |----------------| |-----------------| |---------------| |---------------|
                                                            :
                                      ........................................
                                      :                     :                :
                               |-----------------| |----------------| |-----------------|
                               |   EquiTrust     | |   EquiTrust    | |   EquiTrust     |
                               |Series Fund, Inc.| |  Money Market  | |  Variable Ins   |
                               | (a Maryland     | |     Fund       | |  Series Fund    |
                               |  corporation)   | |  (a Maryland   | |(a Massachusetts |
                               |                 | |  corporation)  | | business trust) |
                               |-----------------| |----------------| |-----------------|

                                 ................   Management Agreement

ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 21, 2005, there were 4,118 Qualified Contract Owners and 719 Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) EquiTrust Marketing Services, LLC is the registrant's principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account, and the separate accounts of EquiTrust Life Insurance Company, an affiliate of the Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of EquiTrust Marketing Services, LLC

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
--------------------------------------------------------------------------------------------------------------
David T. Sebastian                          President and Manager
William J. Oddy                             Chief Executive Officer and Manager
James P. Brannen                            Chief Financial Officer and Manager
Jo Ann Rumelhart                            Executive Vice President and Manager
Stephen M. Morain                           Senior Vice President, General Counsel and Manager
James W. Noyce                              Chief Administrative Officer, Treasurer and Manager
John M. Paule                               Chief Marketing Officer and Manager
Lou Ann Sandburg                            Vice President--Investments, Assistant Treasurer and Manager
Dennis M. Marker                            Chief Compliance Officer, Vice President--Investment
                                            Administration and Manager
Robert A. Simons                            Assistant General Counsel, Securities
Kristi Rojohn                               Investment Compliance Vice President and Secretary
Julie M. McGonegle                          Investment Product Vice President
Deborah K. Peters                           Director, Broker/Dealer Compliance and Market Conduct
Rob Ruisch                                  Mutual Fund Accounting Director
Barbara A. Bennett                          Director, Treasury Services
Larry J. Patterson                          Vice President
Thomas J. Faulconer                         Indiana OSJ Principal
Karen Garza                                 Assistant Secretary
Rebecca Howe                                Assistant Secretary
Jennifer Morgan                             Assistant Secretary
Jodi Winslow                                Assistant Secretary

     * The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                       NET UNDERWRITING
NAME OF PRINCIPAL        DISCOUNTS AND      COMPENSATION ON    BROKERAGE
UNDERWRITER               COMMISSIONS         REDEMPTION       COMMISSION   COMPENSATION
----------------------------------------------------------------------------------------
EquiTrust Marketing
Services, Inc.         $       2,800,576         NA                NA       $    166,975

ITEM 30. LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS


(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.


(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 28th day of April, 2005.


                                        FARM BUREAU LIFE INSURANCE COMPANY
                                        FARM BUREAU LIFE ANNUITY ACCOUNT

                                        By:           /s/ CRAIG A. LANG
                                             -----------------------------------
                                                         Craig A. Lang
                                                           PRESIDENT
                                             Farm Bureau Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


                SIGNATURE                                  TITLE                             DATE
----------------------------------------   ----------------------------------------   -------------------
           /s/ CRAIG A. LANG               President and Director [Principal          April 28, 2005
----------------------------------------     Executive Officer]
             Craig A. Lang

          /s/ JERRY C. DOWNIN              Senior Vice President
----------------------------------------     and Secretary-Treasurer                  April 28, 2005
            Jerry C. Downin                  [Principal Financial Officer]

           /s/ JAMES W. NOYCE              Chief Financial Officer                    April 28, 2005
----------------------------------------     [Principal Accounting Officer]
             James W. Noyce


----------------------------------------   Director
          Eric K. Aasmundstad

                   *
----------------------------------------   Director                                   April 28, 2005
            Steve L. Baccus

                   *
----------------------------------------   Director                                   April 28, 2005
           William C. Bruins

                   *
----------------------------------------   Director                                   April 28, 2005
           Al Christopherson

                   *
----------------------------------------   Director                                   April 28, 2005
             Alan L. Foutz

                   *
----------------------------------------   Director                                   April 28, 2005
          Philip A. Hemesath

                   *
----------------------------------------   Director                                   April 28, 2005
             Karen J. Henry

                SIGNATURE                                  TITLE                             DATE
----------------------------------------   ----------------------------------------   -------------------
                   *
----------------------------------------   Director                                   April 28, 2005
              Craig D. Hill

                   *
----------------------------------------   Director                                   April 28, 2005
             Leland J. Hogan

                   *
----------------------------------------   Director                                   April 28, 2005
           Daniel L. Johnson

                   *
----------------------------------------   Director                                   April 28, 2005
          Richard G. Kjerstad

                   *
----------------------------------------   Director                                   April 28, 2005
           G. Steven Kouplen

                   *
----------------------------------------   Director                                   April 28, 2005
            David L. McClure

                   *
----------------------------------------   Director                                   April 28, 2005
            Charles E. Norris

                   *
----------------------------------------   Director                                   April 28, 2005
            Keith R. Olsen

                   *
----------------------------------------   Director                                   April 28, 2005
          Frank S. Priestley

                   *
----------------------------------------   Director                                   April 28, 2005
            Kevin G. Rogers

                   *
----------------------------------------   Director                                   April 28, 2005
          Scott E. VanderWal

                   *
----------------------------------------   Director                                   April 28, 2005
           Michael S. White


*By:        /s/ STEPHEN M. MORAIN
      ----------------------------------
              Stephen M. Morain
              ATTORNEY-IN-FACT
        PURSUANT TO POWER OF ATTORNEY

                                 EXHIBIT INDEX



EXHIBIT       DESCRIPTION
-----------   ------------------------------------------------------------------
(a)(2)        Financial Statement Schedules I, III, IV
(b)(8)(f)     Participation Agreement relating to Franklin Templeton Funds
(b)(9)        Opinion and Consent of Stephen M. Morain, Esquire
(b)(10)(a)    Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)    Consent of Ernst & Young LLP
(b)(10)(c)    Opinion and Consent of Christopher G. Daniels, FSA, MAAA
(b)(14)       Powers of Attorney